COVA SERIES TRUST






                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997









COVA SERIES TRUST
SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                               VALUE
DESCRIPTION                                                                                     SHARES               (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.3%
AEROSPACE & DEFENSE - 1.0%
DeCrane Aircraft Holdings, Inc. *                                                                3,100   $               46,113
Orbital Sciences Corp. *                                                                        10,700                  169,863
Rohr, Inc. *                                                                                     5,500                  120,656
                                                                                                           ---------------------
                                                                                                                        336,632
                                                                                                           ---------------------
AIRLINES - 0.4%
ASA Holdings, Inc                                                                                4,600                  131,531
                                                                                                           ---------------------

AUTOMOTIVE - 2.9%
Excel Industries, Inc                                                                            4,500                   87,750
Intermet Corp                                                                                   14,200                  228,088
Lithia Motors, Inc. Class A *                                                                    4,900                   53,900
Modine Manufacturing Co                                                                          3,400                  101,150
Simpson Industries, Inc                                                                          7,900                   83,938
Wabash National Corp                                                                            12,900                  359,588
                                                                                                           ---------------------
                                                                                                                        914,414
                                                                                                           ---------------------
BANKING - 6.6%
Bank North Group, Inc                                                                            5,600                  259,000
Bank United Corp                                                                                10,000                  381,875
Colonial Bancgroup, Inc                                                                          9,200                  223,100
Commercial Federal Corp                                                                          3,300                  122,513
Community First Bankshares, Inc                                                                  3,000                  114,750
Eagle Bancshares, Inc                                                                            1,500                   26,344
First Hawaiian, Inc                                                                              2,400                   81,900
First Republic Bancorp, Inc. *                                                                   3,300                   76,725
Flagstar Bancorp, Inc. *                                                                         3,800                   61,750
GBC Bancorp California                                                                           3,700                  151,238
Hamilton Bancorp, Inc. *                                                                         1,100                   29,425
Interwest Bancorp, Inc                                                                           1,800                   71,100
Irwin Financial Corp                                                                             2,000                   59,000
National Commerce Bancorp                                                                        8,100                  178,200
Trustco Bank Corp. N.Y                                                                           6,700                  143,213
Trustmark Corp                                                                                   1,100                   30,800
Westamerica Bancorp                                                                              1,700                  129,200
                                                                                                           ---------------------
                                                                                                                      2,140,133
                                                                                                           ---------------------
BEVERAGES, FOOD & TOBACCO - 4.2%
Dekalb Genetics Corp. Class B                                                                   12,200                  972,971
Eskimo Pie Corp                                                                                    100                    1,213
Kensey Nash Corp. *                                                                             13,900                  149,425
Morningstar Group, Inc. *                                                                        4,500                  132,328
Savannah Foods & Industries, Inc                                                                 5,400                   94,838
                                                                                                           ---------------------
                                                                                                                      1,350,775
                                                                                                           ---------------------


                       See notes to financial statements





COVA SERIES TRUST
SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                              VALUE
DESCRIPTION                                                                                     SHARES               (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

CHEMICALS - 1.9%
Bush Boake Allen, Inc. *                                                                         6,100   $              189,863
General Chemical Group, Inc                                                                      2,600                   69,550
Minerals Technologies, Inc                                                                       2,900                  108,750
Mycogen Corp. *                                                                                  1,700                   33,150
OM Group, Inc                                                                                    1,600                   53,000
Tetra Technologies, Inc. *                                                                       6,000                  148,500
                                                                                                           ---------------------
                                                                                                                        602,813
                                                                                                           ---------------------
COMMERCIAL SERVICES - 2.3%
Comfort Systems USA, Inc. *                                                                      1,000                   15,625
DeVry, Inc. *                                                                                    8,800                  237,600
Equity Corporation International *                                                               2,100                   50,794
Pinkertons, Inc. *                                                                               4,100                  126,075
Robert Half International, Inc. *                                                                2,400                  112,950
Service Experts, Inc. *                                                                          2,200                   53,900
Steiner Leisure Ltd. *                                                                           3,800                  105,925
Youth Services International, Inc. *                                                             3,600                   43,650
                                                                                                           ---------------------
                                                                                                                        746,519
                                                                                                           ---------------------
COMMUNICATIONS - 3.2%
Aspect Telecommunications Corp. *                                                                4,300                   95,138
Digital Microwave Corp. *                                                                        3,300                   99,000
Glenayre Technologies, Inc. *                                                                    6,700                  109,922
ICG Communications, Inc. *                                                                       5,500                  105,875
Natural Microsystems Corp. *                                                                     3,800                  136,681
Omnipoint Corp. *                                                                                8,500                  141,313
Premiere Technologies, Inc. *                                                                    8,900                  231,400
Proxim, Inc. *                                                                                   4,900                  118,519
                                                                                                           ---------------------
                                                                                                                      1,037,848
                                                                                                           ---------------------
COMPUTER SOFTWARE & PROCESSING - 4.5%
Adept Technology, Inc. *                                                                         6,100                   53,375
Avid Technology, Inc. *                                                                          5,800                  152,975
Aware, Inc. *                                                                                    1,000                   14,750
Ciber, Inc. *                                                                                      300                   10,256
Computer Horizons Corp. *                                                                          700                   23,975
Edify Corp. *                                                                                    8,400                  123,900
International Network Services *                                                                 7,300                  189,572
Mathsoft, Inc. *                                                                                 6,100                   19,063
Metromail Corp. *                                                                                4,600                  113,850
Network General Corp. *                                                                          4,800                   71,400
Oak Technology, Inc. *                                                                           7,500                   73,125
Pinnacle Systems, Inc. *                                                                         5,300                   90,431




                       See notes to financial statements





COVA SERIES TRUST
SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                              VALUE
DESCRIPTION                                                                                     SHARES               (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING - CONTINUED
Pure Atria Corp. *                                                                                 800   $               11,300
Remedy Corp. *                                                                                   1,100                   44,000
Sapient Corp. *                                                                                  1,800                   89,100
Security First Network Bank *                                                                    3,100                   21,313
Transaction Systems Architects, Inc. Class A *                                                   6,700                  231,150
Viasoft, Inc. *                                                                                    700                   35,525
Visigenic Software, Inc. *                                                                       8,300                   72,625
                                                                                                           ---------------------
                                                                                                                      1,441,685
                                                                                                           ---------------------
COMPUTERS & INFORMATION - 0.2%
Raster Graphics, Inc. *                                                                          6,100                   43,463
Red Brick Systems, Inc. *                                                                        1,800                   13,078
                                                                                                           ---------------------
                                                                                                                         56,541
                                                                                                           ---------------------
CONSUMER SERVICES - 0.3%
Education Management *                                                                           3,100                   80,600
                                                                                                           ---------------------

ELECTRIC UTILITIES - 2.9%
Calpine Corporation *                                                                            5,300                  100,700
Central Hudson Gas & Electric                                                                   10,500                  361,594
Central Louisiana Electric, Inc                                                                 12,300                  345,938
Otter Tail Power Co                                                                              1,700                   55,463
Saint Joseph Light & Power                                                                       4,700                   76,963
                                                                                                           ---------------------
                                                                                                                        940,658
                                                                                                           ---------------------
ELECTRICAL EQUIPMENT - 3.6%
Advanced Technology Material *                                                                   7,000                  205,625
American Residential Services *                                                                  6,400                  148,800
Applied Power Inc. Class A                                                                       6,000                  309,750
Bolder Electrical Equipment *                                                                    3,800                   53,200
Encore Wire Corp. *                                                                              5,000                  152,500
MagneTek, Inc. *                                                                                14,200                  236,075
Silicon Valley Group, Inc. *                                                                     2,000                   52,625
                                                                                                           ---------------------
                                                                                                                      1,158,575
                                                                                                           ---------------------
ELECTRONICS - 3.4%
Flextronics International Ltd. *                                                                 1,800                   48,263
Input / Output, Inc. *                                                                           6,700                  121,438
Integrated Device Technology, Inc. *                                                            12,400                  130,200
Itron, Inc. *                                                                                    5,100                  131,963
OnTrak Systems, Inc. *                                                                             400                   12,000
Perceptron, Inc. *                                                                               3,500                   93,844
Quickturn Design Systems, Inc. *                                                                 6,000                   70,875
Rambus, Inc. *                                                                                     200                    9,300



                       See notes to financial statements





COVA SERIES TRUST
SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                              VALUE
DESCRIPTION                                                                                     SHARES               (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

ELECTRONICS - CONTINUED
SDL Inc. *                                                                                      10,100   $              193,163
Sipex Corp. *                                                                                      400                   14,500
Uniphase Corp. *                                                                                 1,600                   92,800
Vitesse Semiconductor Corp. *                                                                    1,800                   58,781
WH Brady Co. Class A                                                                             3,800                  110,200
                                                                                                           ---------------------
                                                                                                                      1,087,327
                                                                                                           ---------------------
ENTERTAINMENT & LEISURE - 1.7%
Imax Corp. *                                                                                    15,700                  388,575
WMS Industries, Inc. *                                                                           6,700                  167,893
                                                                                                           ---------------------
                                                                                                                        556,468
                                                                                                           ---------------------
ENVIRONMENTAL CONTROLS - 1.1%
American Disposal Services *                                                                     8,100                  182,250
Dames & Moore, Inc                                                                               6,700                   82,913
Sevenson Environmental Services                                                                  4,300                   83,850
                                                                                                           ---------------------
                                                                                                                        349,013
                                                                                                           ---------------------
FINANCIAL SERVICES - 3.0%
First Federal Financial Corp *                                                                   6,700                  208,119
Hambrecht & Quist Group *                                                                        4,600                  150,650
Litchfield Financial Corp                                                                        6,830                  111,841
New Century Financial Corp. *                                                                    1,100                   15,950
Ocwen Financial Corp. *                                                                          2,000                   64,625
Pinnacle Financial Services                                                                      5,800                  168,200
Southwest Securities Group, Inc                                                                  6,600                  128,700
WFS Financial, Inc. *                                                                            6,700                  112,225
                                                                                                           ---------------------
                                                                                                                        960,310
                                                                                                           ---------------------
FOREST PRODUCTS & PAPER - 1.9%
American Pad & Paper Co. *                                                                      16,100                  271,688
Caraustar Industries, Inc                                                                        7,500                  259,688
Universal Forest Products, Inc                                                                   6,400                   93,600
                                                                                                           ---------------------
                                                                                                                        624,976
                                                                                                           ---------------------
HEALTH CARE PROVIDERS - 2.2%
Apple Orthodontix, Inc. *                                                                        1,600                   14,500
Arbor Health Care Co. *                                                                          1,600                   49,600
Kapson Senior Quarters *                                                                         7,300                   86,688
Paracelsus Healthcare Corp. *                                                                    6,700                   33,919
Safety First, Inc. *                                                                            11,200                   65,800
Sierra Health Services, Inc. *                                                                  10,500                  328,125
Sterling House Corp. *                                                                           5,300                   86,788
Summit Care Corp. *                                                                              2,300                   31,050
                                                                                                           ---------------------
                                                                                                                        696,470
                                                                                                           ---------------------



                       See notes to financial statements





COVA SERIES TRUST
SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                              VALUE
DESCRIPTION                                                                                     SHARES               (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

HEAVY MACHINERY - 2.4%
Credence Systems Corp. *                                                                         3,600   $              107,775
Dreco Energy Services Ltd. Class A *                                                             1,600                   84,200
Greenfield Industries, Inc                                                                       6,900                  188,025
IDEXX Corp                                                                                       7,250                  239,250
Infocus Systems, Inc. *                                                                          4,900                  126,481
JLK Direct Distribution, Inc. *                                                                    400                   10,250
                                                                                                           ---------------------
                                                                                                                        755,981
                                                                                                           ---------------------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.4%
Aaron Rents Inc. Class B                                                                        10,000                  133,750
Bush Industries Class A                                                                         10,500                  249,375
D.R. Horton, Inc                                                                                48,100                  499,038
Ladd Furniture, Inc. *                                                                           2,100                   28,875
Landec Corp. *                                                                                   1,600                    9,600
Micrel, Inc. *                                                                                   1,800                   91,800
Royal Appliance Manufacturing Co. *                                                              3,000                   25,688
Stanley Furniture Co., Inc. *                                                                    1,800                   41,625
                                                                                                           ---------------------
                                                                                                                      1,079,751
                                                                                                           ---------------------
INDUSTRIAL - DIVERSIFIED - 0.6%
ABC Rail Products Corp. *                                                                        3,000                   51,375
Hexcel Corp. *                                                                                   3,700                   63,825
Shaw Group, Inc. *                                                                               3,900                   63,375
                                                                                                           ---------------------
                                                                                                                        178,575
                                                                                                           ---------------------
INSURANCE - 4.6%
Capital RE Corp                                                                                 17,600                  941,600
Chartwell RE Corp                                                                                5,500                  165,000
Hartford Life, Inc. Class A *                                                                    1,000                   37,500
Renaissancere Holdings Ltd                                                                       8,300                  316,438
                                                                                                           ---------------------
                                                                                                                      1,460,538
                                                                                                           ---------------------
LODGING - 0.7%
Candlewood Hotel Co., Inc. *                                                                     9,900                   82,913
Extended Stay America, Inc. *                                                                    8,200                  129,150
                                                                                                           ---------------------
                                                                                                                        212,063
                                                                                                           ---------------------
MEDIA - BROADCASTING & PUBLISHING - 1.3%
Banta Corp                                                                                       5,300                  143,763
Ditgital Generation Systems *                                                                    2,300                   10,350
Heritage Media Corp. Class A *                                                                   5,200                   98,150
K-III Communications Corp. *                                                                     7,500                   90,000
SJW Corp                                                                                         1,200                   63,000
                                                                                                           ---------------------
                                                                                                                        405,263
                                                                                                           ---------------------






                       See notes to financial statements





COVA SERIES TRUST
SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                              VALUE
DESCRIPTION                                                                                     SHARES               (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

MEDICAL SUPPLIES - 4.5%
Arterial Vascular Engineering, Inc. *                                                            2,000   $               64,375
Aspen Technologies, Inc. *                                                                       5,300                  199,413
Cellpro, Inc. *                                                                                  5,700                   34,200
Closure Medical Corp. *                                                                          2,600                   50,050
CONMED Corp. *                                                                                   4,100                   69,700
Eclipse Surgical Tech, Inc. *                                                                    4,800                   38,400
Heartstream, Inc. *                                                                              7,300                   63,875
Keravision, Inc. *                                                                              14,200                  129,575
Lifeline Systems, Inc. *                                                                         3,800                   72,200
Mariner Health Group, Inc. *                                                                    28,400                  438,425
Physio-Control International Corp. *                                                             3,500                   52,500
Sangstat Medical Corp. *                                                                         5,100                  117,938
Sola International *                                                                             3,100                  103,850
                                                                                                           ---------------------
                                                                                                                      1,434,501
                                                                                                           ---------------------
MEDICAL & BIO-TECHNOLOGY - 1.0%
Arqule, Inc. *                                                                                   3,000                   51,750
IDEXX Laboratories, Inc. *                                                                       8,000                   99,500
Sequana Therapeutics, Inc. *                                                                     5,600                   60,900
Transkaryotic Therapies, Inc. *                                                                  1,500                   46,219
Tripos, Inc. *                                                                                   4,700                   73,438
                                                                                                           ---------------------
                                                                                                                        331,807
                                                                                                           ---------------------
METALS - 5.0%
Amcast Industrial Corp                                                                           7,300                  182,500
Commercial Metals Co                                                                            19,600                  632,100
Mueller Industries *                                                                             5,600                  245,000
Oregon Steel Mills                                                                               2,700                   53,831
Schnitzer Steel Industries, Inc. Class A                                                        10,400                  305,500
Steel Technologies, Inc                                                                         17,300                  184,894
                                                                                                           ---------------------
                                                                                                                      1,603,825
                                                                                                           ---------------------
OFFICE EQUIPMENT - 1.3%
Actel Corp. *                                                                                    6,800                  116,025
Checkfree Corp. *                                                                                7,800                  137,475
P-Com, Inc. *                                                                                    4,600                  151,800
                                                                                                           ---------------------
                                                                                                                        405,300
                                                                                                           ---------------------
OIL & GAS - 4.4%
Devon Energy Corp                                                                                3,300                  121,275
Energen Corp                                                                                     1,500                   50,531
KN Energy, Inc                                                                                   2,200                   92,675
Monterey Resources, Inc                                                                          6,900                  102,638





                       See notes to financial statements





COVA SERIES TRUST
SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                              VALUE
DESCRIPTION                                                                                     SHARES               (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

OIL & GAS - CONTINUED
Newfield Exploration Co. *                                                                       8,400   $              168,000
Ocean Energy, Inc. *                                                                             1,900                   87,875
Patterson Energy, Inc. *                                                                         1,900                   86,213
Plains Resource, Inc. *                                                                          7,400                  109,150
Seacor Holdings, Inc. *                                                                          3,600                  188,325
Snyder Oil Corp                                                                                  6,700                  123,113
United Cities Gas Co                                                                             3,400                   79,900
Wicor, Inc                                                                                       4,900                  190,794
                                                                                                           ---------------------
                                                                                                                      1,400,489
                                                                                                           ---------------------
PHARMACEUTICALS - 4.1%
Applied Analytical Industries, Inc. *                                                            5,500                  111,375
First Alliance Corp *                                                                            1,900                   55,575
Hubco, Inc                                                                                      10,187                  295,423
Human Genome Sciences, Inc. *                                                                    7,300                  242,725
IDEC Pharmaceuticals Corp. *                                                                     1,300                   31,525
Incyte Pharmaceuticals, Inc. *                                                                   3,200                  214,400
Kos Pharmaceuticals, Inc. *                                                                      1,700                   46,113
Medi-Ject Corp. *                                                                               10,300                   30,900
Twinlab Corp. *                                                                                  1,600                   38,400
Ventana Medical Systems *                                                                       15,900                  196,763
Vertex Pharmaceuticals Inc. *                                                                      700                   26,775
Vical, Inc. *                                                                                    2,200                   28,050
                                                                                                           ---------------------
                                                                                                                      1,318,024
                                                                                                           ---------------------
REAL ESTATE - 8.1%
American General Hospitality Corp. (REIT)                                                        5,300                  131,175
Amresco, Inc. *                                                                                  7,300                  156,950
Arden Realty Group, Inc. (REIT)                                                                  3,700                   96,200
Boston Properties, Inc. (REIT) *                                                                 2,600                   71,500
Brandywine Realty Trust (REIT)                                                                   3,500                   70,875
Burnham Pacific Properties, Inc. (REIT)                                                          5,700                   78,375
Chelsea GCA Realty, Inc. (REIT)                                                                  1,100                   41,800
Colonial Properties Trust (REIT)                                                                 1,900                   55,813
Columbus Realty Trust (REIT)                                                                     7,200                  163,800
Developers Diversified Realty Corp. (REIT)                                                       6,800                  272,000
Evans Withycombe Residential, Inc. (REIT)                                                        3,200                   66,400
Excel Realty Trust, Inc. (REIT)                                                                  3,800                  100,225
Gables Residential Trust (REIT)                                                                 10,300                  260,075
Healthcare Realty Trust, Inc. (REIT)                                                             5,300                  147,738
Liberty Property Trust (REIT)                                                                    5,300                  131,838
Oasis Residential, Inc. (REIT)                                                                  10,800                  253,800



                       See notes to financial statements





COVA SERIES TRUST
SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                              VALUE
DESCRIPTION                                                                                     SHARES               (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - CONTINUED
Post Properties, Inc. (REIT)                                                                     3,300   $              133,856
Price REIT, Inc. (REIT)                                                                          4,900                  178,238
TriNet Corporate Realty Trust, Inc. (REIT)                                                       3,500                  115,719
Weeks Corp. (REIT)                                                                               1,800                   56,250
Westfield America, Inc. (REIT)                                                                   2,800                   47,250
                                                                                                           ---------------------
                                                                                                                      2,629,877
                                                                                                           ---------------------
RESTAURANTS - 0.9%
Nimbus CD International, Inc. *                                                                  6,400                   70,400
Papa John's International, Inc. *                                                                6,100                  224,175
                                                                                                           ---------------------
                                                                                                                        294,575
                                                                                                           ---------------------
RETAILERS - 4.3%
Best Buy Co., Inc. *                                                                             2,700                   40,163
Catherines Stores Corp. *                                                                        2,200                    8,250
Charming Shoppes, Inc. *                                                                        14,500                   75,671
Delia's, Inc. *                                                                                  2,300                   42,550
Duckwall-Alco Stores, Inc. *                                                                     4,700                   59,925
French Fragrances, Inc. *                                                                        1,300                   12,025
Garden Ridge Corp. *                                                                            25,900                  323,750
Gymboree Corp. *                                                                                 4,700                  112,800
Lazare Kaplan International *                                                                    4,500                   75,375
Linens 'N Things, Inc. *                                                                         1,900                   56,288
One Price Clothing Stores *                                                                     13,000                   50,375
Pacific Sunwear of California *                                                                  2,000                   65,000
Party City Corp *                                                                                7,000                  115,063
Penn Traffic Co. *                                                                               8,800                   69,300
ShopKo Stores, Inc                                                                               1,400                   35,700
Urban Outfitters, Inc. *                                                                        16,100                  225,400
                                                                                                           ---------------------
                                                                                                                      1,367,635
                                                                                                           ---------------------
TELEPHONE SYSTEMS - 0.2%
Iridium World Communications Ltd. *                                                              2,000                   36,250
Qwest Communications International, Inc. *                                                       1,100                   29,975
                                                                                                           ---------------------
                                                                                                                         66,225
                                                                                                           ---------------------
TEXTILES, CLOTHING & FABRICS - 0.7%
Ashworth, Inc. *                                                                                 8,200                   83,281
Collins & Aikman Corp. *                                                                        12,900                  129,000
Worldtex, Inc. *                                                                                 2,900                   23,200
                                                                                                           ---------------------
                                                                                                                        235,481
                                                                                                           ---------------------



                       See notes to financial statements





COVA SERIES TRUST
SMALL CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                              VALUE
DESCRIPTION                                                                                     SHARES               (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION - 2.5%
Allied Holdings, Inc. *                                                                          3,100   $               33,906
American Freightways Corp. *                                                                     6,700                  104,688
Genesee & Wyoming Inc. Class A *                                                                 6,800                  178,500
Rollins Truck Leasing Corp                                                                      15,000                  223,125
Werner Enterprises, Inc                                                                          9,800                  189,875
Willis Lease Finance Corp. *                                                                     5,700                   70,894
                                                                                                           ---------------------
                                                                                                                        800,988
                                                                                                           ---------------------
WATER COMPANIES - 1.0%
E-Town Corporation                                                                               6,700                  206,025
Southern California Water Co                                                                     5,100                  124,950
                                                                                                           ---------------------
                                                                                                                        330,975
                                                                                                           ---------------------

TOTAL Common Stocks (Cost $28,797,187)                                                                               31,525,161
                                                                                                           ---------------------

TOTAL INVESTMENTS - 98.3%
(Cost $28,797,187)                                                                                                   31,525,161

Other Assets and Liabilities (net) -  1.7%                                                                              546,050
                                                                                                           ---------------------

TOTAL NET ASSETS - 100.0%                                                                                $           32,071,211
                                                                                                           =====================



PORTFOLIO FOOTNOTES:

* Non-income producing security as this stock did not declare or pay dividends in the last 12 month period.

REIT - Real Estate Investment Trust



                       See notes to financial statements







COVA SERIES TRUST
QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------------------------------------
       PAR           SECURITY                                                                                        VALUE
      AMOUNT         DESCRIPTION                                                 COUPON         MATURITY            (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------

                     DOMESTIC BONDS AND DEBT SECURITIES - 86.5%
                     ASSET BACKED SECURITIES - 12.9%
          $150,000   Caterpillar Asset Financial Trust                           6.300%         05/25/02         $   149,726
           100,000   First Omni Credit Card Master Trust                         6.650%         09/15/03             100,655
           300,000   Money Store Home Equity Trust                               6.520%         04/15/12             299,719
           144,255   Nationsbank Auto Owner Trust                                6.125%         07/15/99             144,843
           175,000   Premier Auto Trust                                          6.150%         03/06/00             175,455
           100,000   Sears Credit Account Master Trust                           6.500%         10/15/03             100,662
            97,042   World Omni Automobile Securitization Trust                  6.300%         06/25/02              97,592
           100,000   World Omni Lease Trust                                      5.950%         11/15/02             100,371
                                                                                                        ---------------------
                                                                                                                   1,169,023
                                                                                                        ---------------------
                     CORPORATE BONDS - 8.9%
           100,000   ABN Amro Bank NV                                            7.550%         06/28/06             102,904
            60,000   Banc One Corp                                               7.625%         10/15/26              59,630
           100,000   Columbia Gas System                                         7.620%         11/28/25              96,901
           100,000   Eastman Chemical Co                                         7.250%         01/15/24              95,443
            60,000   Nationsbank Corp                                            7.250%         10/15/25              57,446
           100,000   NGC Corp                                                    7.625%         10/15/26              99,653
            40,000   Tele-Communications, Inc                                    7.875%         02/15/26              38,233
           100,000   Trans Financial Bank N.A                                    6.320%         10/17/97              99,870
            50,000   U.S. West Capital Funding, Inc                              7.900%         02/01/27              50,304
           100,000   Worldcom, Inc                                               7.750%         04/01/27             103,595
                                                                                                        ---------------------
                                                                                                                     803,979
                                                                                                        ---------------------
                     MEDIUM TERM SECURITIES - 6.1%
           200,000   Ford Motor Credit Co                                        7.470%         07/29/99             203,969
           200,000   General Motors Acceptance Corp                              6.700%         06/24/99             201,211
           150,000   Nationsbank Corp                                            5.750%         01/25/01             145,448
                                                                                                        ---------------------
                                                                                                                     550,628
                                                                                                        ---------------------
                     MORTGAGED BACKED SECURITIES - 24.7%
           150,000   Federal Home Loan Mortgage Corp                             6.500%         09/15/23             146,235
            78,324   Federal Home Loan Mortgage Corp                             8.500%         08/01/26              81,457
           150,000   Federal National Mortgage Association                       6.500%         11/25/07             147,737
            70,402   Federal National Mortgage Association                       7.500%         09/01/25              70,644
           192,271   Federal National Mortgage Association                       6.500%         02/01/26             184,160
           148,780   Federal National Mortgage Association                       6.000%         02/01/26             138,598
           225,389   Federal National Mortgage Association                       7.000%         07/01/26             221,163
            79,200   Federal National Mortgage Association                       8.000%         03/01/27              81,007
           108,900   Federal National Mortgage Association                       7.500%         06/01/27             109,275
            80,000   Federal National Mortgage Association                       7.500%         08/01/27              80,150
            99,405   Government National Mortgage Association                    9.000%         09/15/16             105,090
            98,579   Government National Mortgage Association                    9.000%         06/15/17             104,216
           215,708   Government National Mortgage Association                    7.500%         03/15/26             216,518
           199,280   Government National Mortgage Association                    7.000%         04/15/26             195,855
            96,129   Government National Mortgage Association                    8.000%         08/15/26              98,322
           149,504   Government National Mortgage Association                    8.000%         01/15/27             152,915
            99,458   Government National Mortgage Association                    7.500%         02/15/27              99,831
                                                                                                        ---------------------
                                                                                                                   2,233,173
                                                                                                        ---------------------
                     U.S. TREASURY SECURITIES - 33.9%
           100,000   U.S. Treasury Note                                          6.625%         07/31/01             101,031
           615,000   U.S. Treasury Note                                          6.375%         09/30/01             615,384
           965,000   U.S. Treasury Note                                          5.750%         08/15/03             932,129




                       See notes to financial statements




COVA SERIES TRUST
QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------------------------------------
       PAR           SECURITY                                                                                        VALUE
      AMOUNT         DESCRIPTION                                                 COUPON         MATURITY            (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------

                     U.S. TREASURY SECURITIES - CONTINUED
          $225,000   U.S. Treasury Note                                          6.500%         05/15/05          $  224,719
           150,000   U.S. Treasury Note                                          5.875%         11/15/05             143,578
           430,000   U.S. Treasury Note                                          6.875%         05/15/06             439,003
           150,000   U.S. Treasury Note                                          6.250%         03/31/99             150,563
           465,000   U.S. Treasury Bond                                          6.750%         08/15/26             460,204
                                                                                                        ---------------------
                                                                                                                   3,066,611
                                                                                                        ---------------------

                     TOTAL Domestic Bonds and Debt Securities (Cost $7,772,034)                                    7,823,414
                                                                                                        ---------------------

                     FOREIGN BONDS AND DEBT SECURITIES - 3.6%
                     CANADA - 1.9%
            50,000   Gulf Canada Resources, Ltd. (Yankee Dollar)                 8.250%         03/15/17              50,603
           100,000   Hydro - Quebec (Yankee Dollar)                              9.500%         11/15/30             121,447
                                                                                                        ---------------------
                                                                                                                     172,050
                                                                                                        ---------------------
                     GREAT BRITAIN - 1.2%
           100,000   Midland Bank PLC (Yankee Dollar)                            7.625%         06/15/06             103,384
                                                                                                        ---------------------

                     ITALY - 0.5%
            50,000   Republic of Italy (Global)                                  6.875%         09/27/23              47,414
                                                                                                        ---------------------


                     TOTAL Foreign Bonds and Debt Securities (Cost $311,359)                                         322,848
                                                                                                        ---------------------

                     TOTAL INVESTMENTS - 90.1%
                     (Cost $8,083,393)                                                                             8,146,262

                     Other Assets and Liabilities (net) -  9.9%                                                      902,607
                                                                                                        ---------------------

                     TOTAL NET ASSETS - 100.0%                                                        $            9,048,869
                                                                                                        =====================



                     PORTFOLIO FOOTNOTES:

                     Yankee-Dollar - U.S. Dollar denominated bonds issued by non -U.S. companies in the U.S.




                       See notes to financial statements





COVA SERIES TRUST
SELECT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                    SHARES                  (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 98.1%
AEROSPACE & DEFENSE - 7.0%
AlliedSignal, Inc                                                                               15,800   $            1,327,200
Coltec Industries *                                                                             35,100                  684,450
General Motors Corp. Class H (Hughes Electronics)                                               10,500                  606,375
McDonnell Douglas Corp                                                                           9,100                  623,350
Rohr, Inc. *                                                                                    42,500                  932,334
                                                                                                           ---------------------
                                                                                                                      4,173,709
                                                                                                           ---------------------
AUTOMOTIVE - 0.2%
Lear Corporation *                                                                               2,500                  110,938
                                                                                                           ---------------------

BANKING - 4.7%
Citicorp                                                                                         4,000                  482,250
Crestar Financial Corp                                                                          11,300                  439,288
First Chicago NBD Corp                                                                           9,700                  586,850
Great Western Financial                                                                          2,600                  139,750
Nationsbank Corp                                                                                 6,401                  412,865
Providian Financial Corp                                                                         3,100                   99,588
Washington Mutual, Inc                                                                          11,300                  675,175
                                                                                                           ---------------------
                                                                                                                      2,835,766
                                                                                                           ---------------------
BEVERAGES, FOOD & TOBACCO - 7.6%
General Mills Co                                                                                13,900                  905,238
Pepsico, Inc                                                                                    39,300                1,476,206
Philip Morris Companies, Inc                                                                     9,500                  421,563
Ralston Purina Group                                                                            11,400                  936,938
Unilever                                                                                         3,400                  741,200
                                                                                                           ---------------------
                                                                                                                      4,481,145
                                                                                                           ---------------------
CHEMICALS - 5.3%
Albemarle Corp                                                                                  54,500                1,147,906
Du Pont (E.I.) De Nemours                                                                       18,900                1,188,338
Union Carbide Corp                                                                              17,800                  837,713
                                                                                                           ---------------------
                                                                                                                      3,173,957
                                                                                                           ---------------------
COMMERCIAL SERVICES - 1.9%
ADT Ltd. *                                                                                      13,800                  455,400
Waste Management, Inc                                                                           21,200                  681,050
                                                                                                           ---------------------
                                                                                                                      1,136,450
                                                                                                           ---------------------
COMMUNICATIONS - 3.0%
MCI Communications Corp                                                                         13,900                  532,109
Tele-Communications, Inc. (Series A) *                                                          85,200                1,267,350
                                                                                                           ---------------------
                                                                                                                      1,799,459
                                                                                                           ---------------------


                       See notes to financial statements





COVA SERIES TRUST
SELECT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                    SHARES                  (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING - 2.1%
Autodesk Inc                                                                                     7,000   $              268,188
First Data Corp                                                                                 22,900                1,006,169
                                                                                                           ---------------------
                                                                                                                      1,274,357
                                                                                                           ---------------------
COMPUTERS & INFORMATION - 4.8%
Cabletron Systems, Inc. *                                                                       17,400                  492,638
International Business Machines Corp                                                            18,600                1,677,488
Sun Microsystems, Inc. *                                                                        18,500                  688,546
                                                                                                           ---------------------
                                                                                                                      2,858,672
                                                                                                           ---------------------
ELECTRIC UTILITIES - 3.7%
Dominion Resources, Inc                                                                         12,100                  443,163
Duke Power Co                                                                                   11,470                  549,849
New England Electric System                                                                     17,600                  651,200
Northern States Power Co                                                                        11,100                  574,425
                                                                                                           ---------------------
                                                                                                                      2,218,637
                                                                                                           ---------------------
ELECTRICAL EQUIPMENT - 0.6%
Symbol Technologies, Inc                                                                        10,400                  349,700
                                                                                                           ---------------------

ELECTRONICS - 5.1%
Anixter International, Inc. *                                                                   12,300                  211,406
General Instrument Corp. *                                                                      42,900                1,072,500
Input / Output, Inc. *                                                                          41,300                  748,563
Intel Corporation                                                                                3,700                  524,706
Perkin-Elmer Corp                                                                                6,300                  501,244
                                                                                                           ---------------------
                                                                                                                      3,058,419
                                                                                                           ---------------------
ENTERTAINMENT & LEISURE - 2.2%
Circus Circus Enterprises, Inc. *                                                               23,200                  571,300
International Game Technology                                                                   42,200                  749,050
                                                                                                           ---------------------
                                                                                                                      1,320,350
                                                                                                           ---------------------
FINANCIAL SERVICES - 6.6%
Advanta Corp                                                                                       100                    3,569
A.G. Edwards, Inc                                                                                5,320                  227,430
Federal National Mortgage Association                                                           10,300                  449,338
Financial Security Assurance Holdings, Ltd                                                      15,700                  611,319
First USA Inc                                                                                   26,200                1,531,063
Morgan Stanley, Dean Witter, Discover & Co                                                      13,200                  568,425
Salomon, Inc                                                                                     9,200                  511,750
                                                                                                           ---------------------
                                                                                                                      3,902,894
                                                                                                           ---------------------
HEALTH CARE PROVIDERS - 2.2%
Columbia / HCA Healthcare Corp                                                                   3,200                  125,800
United Healthcare Corp                                                                          23,400                1,216,800
                                                                                                           ---------------------
                                                                                                                      1,342,600
                                                                                                           ---------------------




                       See notes to financial statements





COVA SERIES TRUST
SELECT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                    SHARES                  (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

HEAVY MACHINERY - 2.4%
Cooper Industries, Inc                                                                          29,200   $            1,452,700
                                                                                                           ---------------------

HOUSEHOLD PRODUCTS - 2.9%
Procter & Gamble Co                                                                             12,400                1,751,500
                                                                                                           ---------------------

INDUSTRIAL - Diversified - 1.0%
Temple Inland, Inc                                                                              11,500                  621,000
                                                                                                           ---------------------

INSURANCE - 2.0%
Aegon, N.V                                                                                       1,316                   92,228
Marsh & McLennan Cos., Inc                                                                      15,400                1,099,175
                                                                                                           ---------------------
                                                                                                                      1,191,403
                                                                                                           ---------------------
METALS - 0.8%
Allegheny Teledyne, Inc                                                                         18,000                  486,000
                                                                                                           ---------------------

OFFICE EQUIPMENT - 2.2%
Bay Networks *                                                                                  26,100                  693,281
EMC Corp. *                                                                                     15,300                  596,700
                                                                                                           ---------------------
                                                                                                                      1,289,981
                                                                                                           ---------------------
OIL & GAS - 7.6%
Anadarko Petroleum Corp                                                                          7,000                  420,000
British Petroleum Co. PLC (ADR)                                                                  4,200                  314,475
Enron Corp                                                                                       6,700                  273,444
Exxon Corp                                                                                      26,900                1,654,350
Tosco Corp                                                                                      42,200                1,263,363
Valero Energy Corp                                                                              17,400                  630,750
                                                                                                           ---------------------
                                                                                                                      4,556,382
                                                                                                           ---------------------
PHARMACEUTICALS - 6.8%
Alza Corp. *                                                                                    18,500                  536,500
American Home Products Corp                                                                     15,700                1,201,050
Schering - Plough Corp                                                                          10,200                  488,325
Warner Lambert Co                                                                               14,900                1,851,325
                                                                                                           ---------------------
                                                                                                                      4,077,200
                                                                                                           ---------------------
RETAILERS - 5.0%
Circuit City Stores-Carmax *                                                                     1,500                   21,469
Circuit City Stores, Inc                                                                        17,400                  618,788
Federated Department Stores, Inc. *                                                             15,300                  531,675
Toys "R" Us, Inc. Holding Co. *                                                                 51,700                1,809,500
                                                                                                           ---------------------
                                                                                                                      2,981,432
                                                                                                           ---------------------



                       See notes to financial statements





COVA SERIES TRUST
SELECT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                    SHARES                  (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

TELEPHONE SYSTEMS - 5.3%
Bell Atlantic Corp                                                                               6,600   $              500,775
GTE Corporation                                                                                 13,000                  570,375
Sprint Corp                                                                                     12,400                  652,550
Worldcom, Inc. *                                                                                44,700                1,430,400
                                                                                                           ---------------------
                                                                                                                      3,154,100
                                                                                                           ---------------------
TEXTILES, CLOTHING & FABRICS - 1.7%
Collins & Aikman Corp. *                                                                        75,530                  755,300
Fruit of The Loom, Inc. *                                                                        8,300                  257,300
                                                                                                           ---------------------
                                                                                                                      1,012,600
                                                                                                           ---------------------
TRANSPORTATION - 3.4%
CNF Transportation, Inc                                                                          5,800                  187,050
CSX Corp                                                                                        18,400                1,021,200
Union Pacific Corp                                                                              11,300                  796,650
                                                                                                           ---------------------
                                                                                                                      2,004,900
                                                                                                           ---------------------

TOTAL Common and Preferred Stocks (Cost $52,841,051)                                                                 58,616,251
                                                                                                           ---------------------

TOTAL INVESTMENTS - 98.1%
(Cost $52,841,051)                                                                                                   58,616,251

Other Assets and Liabilities (net) -  1.9%                                                                            1,143,222
                                                                                                           ---------------------

TOTAL NET ASSETS - 100.0%                                                                                $           59,759,473
                                                                                                           =====================



PORTFOLIO FOOTNOTES:

* Non-income producing security as this stock did not declare or pay dividends in the last 12 month period.

ADR - American Depositary Receipt



                       See notes to financial statements






COVA SERIES TRUST
LARGE CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 99.7%
AEROSPACE & DEFENSE - 3.9%
AlliedSignal, Inc                                                                                2,800   $              235,200
Boeing Co                                                                                        5,100                  270,619
Coltec Industries *                                                                                600                   11,700
Cummins Engine Co., Inc                                                                            200                   14,113
General Motors Corp. Class H (Hughes Electronics)                                                2,200                  127,050
McDonnell Douglas Corp                                                                             900                   61,650
Raytheon Co                                                                                        600                   30,600
                                                                                                           ---------------------
                                                                                                                        750,932
                                                                                                           ---------------------
AIRLINES - 0.3%
AMR Corp. *                                                                                        300                   27,750
Comair Holdings, Inc                                                                               100                    2,772
Southwest Airlines, Inc                                                                            700                   18,113
                                                                                                           ---------------------
                                                                                                                         48,635
                                                                                                           ---------------------
AUTOMOTIVE - 2.4%
AutoZone, Inc. *                                                                                   900                   21,206
Chrysler Corp                                                                                    2,500                   82,031
Cooper Tire & Rubber Co                                                                            400                    8,800
Eaton Corp                                                                                         600                   52,388
Ford Motor Co                                                                                    5,800                  218,950
General Motors Corp                                                                                200                   11,138
Goodyear Tire & Rubber Co                                                                          800                   50,650
Lear Corporation *                                                                                 300                   13,313
                                                                                                           ---------------------
                                                                                                                        458,476
                                                                                                           ---------------------
BANKING - 7.1%
Banc One Corp                                                                                    2,700                  130,781
BankBoston Corp                                                                                    800                   57,650
Bankers Trust New York Corp                                                                        300                   26,100
Beneficial Corp                                                                                    300                   21,319
Chase Manhattan Corp                                                                               400                   38,825
Commerce Bancshares, Inc                                                                           100                    4,525
Corestates Financial Corp                                                                        1,200                   64,500
Crestar Financial Corp                                                                             600                   23,325
Dime Bancorp, Inc                                                                                  600                   10,500
First Chicago NBD Corp                                                                           1,700                  102,850
First Commerce Corp                                                                                200                    8,800
First Hawaiian, Inc                                                                                100                    3,413
First Tennessee National Corp                                                                      300                   14,400
First Union Corp. (New England)                                                                  1,500                  138,750
Firstar Corp                                                                                       800                   24,400



                       See notes to financial statements






COVA SERIES TRUST
LARGE CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

BANKING - CONTINUED
Fleet Financial Group, Inc                                                                         700   $               44,275
Golden West Financial Corp                                                                         300                   21,000
Great Western Financial                                                                            700                   37,625
H.F. Ahmanson & Co                                                                                 500                   21,500
Hibernia Corp. Class A                                                                             500                    6,969
Mercantile Bancorporation                                                                          401                   24,336
Nationsbank Corp                                                                                 4,601                  296,765
North Fork Bancorporation, Inc                                                                     400                    8,550
Old Kent Financial Corp                                                                            210                   11,340
Pacific Century Financial Corp                                                                     200                    9,250
Providian Financial Corp                                                                           900                   28,913
Republic New York Corp                                                                             300                   32,250
Signet Banking Corp                                                                                300                   10,800
TCF Financial Corp                                                                                 200                    9,875
Union Planters Corp                                                                                300                   15,563
Valley National Bancorp                                                                            200                    5,425
Washington Federal, Inc                                                                            200                    5,131
Washington Mutual, Inc                                                                             700                   41,825
Wells Fargo & Co                                                                                   200                   53,900
                                                                                                           ---------------------
                                                                                                                      1,355,430
                                                                                                           ---------------------
BEVERAGES, FOOD & TOBACCO - 8.9%
Anheuser Busch                                                                                   2,400                  100,650
Coca-Cola Co                                                                                     4,200                  283,500
CPC International, Inc                                                                             700                   64,619
General Mills Co                                                                                   800                   52,100
Heinz (H.J.), Co                                                                                 1,700                   78,413
Kellogg Co                                                                                       1,200                  102,750
Nabisco Holdings Corp. Class A                                                                     300                   11,963
Pepsico, Inc                                                                                     8,700                  326,794
Philip Morris Companies, Inc                                                                     7,700                  341,688
Pioneer Hi-Bred International                                                                      300                   24,000
Ralston Purina Group                                                                               600                   49,313
Sara Lee Corp                                                                                      300                   12,488
Seagrams Co. Ltd                                                                                 1,600                   64,400
Unilever                                                                                           900                  196,200
                                                                                                           ---------------------
                                                                                                                      1,708,878
                                                                                                           ---------------------
BUILDING MATERIALS - 0.2%
Owens Corning                                                                                      600                   25,875
USG Corp. *                                                                                        400                   14,600
                                                                                                           ---------------------
                                                                                                                         40,475
                                                                                                           ---------------------



                       See notes to financial statements






COVA SERIES TRUST
LARGE CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

CHEMICALS - 2.9%
Albemarle Corp                                                                                     300   $                6,319
Crompton & Knowles Corp                                                                            400                    8,900
Cytec Industries, Inc. *                                                                           300                   11,213
Dow Chemical Co                                                                                  1,300                  113,263
Du Pont (E.I.) De Nemours                                                                        5,400                  339,525
Georgia Gulf Corp                                                                                  200                    5,813
International Flavors & Fragrances                                                                 100                    5,050
Lyondell Petro Chemical                                                                            300                    6,544
Rohm & Haas Co                                                                                     300                   27,019
Union Carbide Corp                                                                                 700                   32,944
                                                                                                           ---------------------
                                                                                                                        556,590
                                                                                                           ---------------------
COMMERCIAL SERVICES - 1.0%
ADT Ltd. *                                                                                         100                    3,300
Service Corp. International                                                                      1,800                   59,175
Waste Management, Inc                                                                            3,900                  125,288
                                                                                                           ---------------------
                                                                                                                        187,763
                                                                                                           ---------------------
COMMUNICATIONS - 2.6%
360 Communications Co. *                                                                           900                   15,413
Cox Communications Class A *                                                                       300                    7,200
Frontier Corp                                                                                      800                   15,950
MCI Communications Corp                                                                          3,200                  122,500
Paging Network, Inc. *                                                                             700                    6,147
SBC Communications, Inc                                                                          4,200                  259,875
Tele-Communications, Inc. (Series A) *                                                           4,700                   69,913
                                                                                                           ---------------------
                                                                                                                        496,998
                                                                                                           ---------------------
COMPUTER SOFTWARE & PROCESSING - 4.6%
Cisco Systems, Inc. *                                                                            3,800                  255,075
Computer Associates International, Inc                                                           1,800                  100,238
First Data Corp                                                                                  2,600                  114,238
Microsoft Corp. *                                                                                1,800                  227,475
Oracle Corp. *                                                                                   3,500                  176,313
                                                                                                           ---------------------
                                                                                                                        873,339
                                                                                                           ---------------------
COMPUTERS & INFORMATION - 4.5%
Cabletron Systems, Inc. *                                                                        1,000                   28,313
Compaq Computer *                                                                                1,300                  129,025
Dell Computer Corp. *                                                                              200                   23,488
Electronic Data Systems Corp                                                                     1,600                   65,600
Gateway 2000, Inc. *                                                                               800                   25,950
International Business Machines Corp                                                             5,200                  468,975
Quantum Corp. *                                                                                    800                   16,250





                       See notes to financial statements






COVA SERIES TRUST
LARGE CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

COMPUTERS & INFORMATION - CONTINUED
Read-Rite Corp. *                                                                                  300   $                6,263
Silicon Graphics *                                                                               1,000                   15,000
Sun Microsystems, Inc. *                                                                         2,100                   78,159
                                                                                                           ---------------------
                                                                                                                        857,023
                                                                                                           ---------------------
COSMETICS & PERSONAL CARE - 0.3%
Gillette Co                                                                                        700                   66,325
                                                                                                           ---------------------

ELECTRIC UTILITIES - 2.4%
Allegheny Power System, Inc                                                                        400                   10,675
American Electric Power Co                                                                         500                   21,000
Baltimore Gas and Electric Co                                                                      600                   16,013
Central & South West Corp                                                                          900                   19,125
CMS Energy Corp                                                                                    100                    3,525
Consolidated Edison of N.Y                                                                       1,000                   29,438
Dominion Resources, Inc                                                                            800                   29,300
DTE Energy Co                                                                                      600                   16,575
Duke Power Co                                                                                    1,671                   80,105
Entergy Corp                                                                                     1,000                   27,375
Houston Industries, Inc                                                                            100                    2,144
Illinova Corp                                                                                      300                    6,600
Kansas City Power & Light Co                                                                       100                    2,856
New England Electric System                                                                        300                   11,100
Northeast Utilities                                                                                600                    5,738
Northern States Power Co                                                                           600                   31,050
Pinnacle West Capital Corp                                                                         400                   12,025
Potomac Electric Power                                                                             500                   11,563
Southern Company                                                                                 2,900                   63,438
Texas Utilities Co                                                                                 400                   13,775
Unicom Corp                                                                                        900                   20,025
Union Electric Co                                                                                  400                   15,075
Wisconsin Energy Corp                                                                              500                   12,438
                                                                                                           ---------------------
                                                                                                                        460,958
                                                                                                           ---------------------
ELECTRICAL EQUIPMENT - 2.9%
Emerson Electric                                                                                 1,700                   93,606
General Electric Co                                                                              6,100                  398,788
Grainger (W.W.), Inc                                                                               400                   31,275
Raychem Corp                                                                                       300                   22,313
Symbol Technologies, Inc                                                                           300                   10,088
                                                                                                           ---------------------
                                                                                                                        556,070
                                                                                                           ---------------------



                       See notes to financial statements






COVA SERIES TRUST
LARGE CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

ELECTRONICS - 3.6%
Anixter International, Inc. *                                                                      300   $                5,156
General Instrument Corp. *                                                                         700                   17,500
Input / Output, Inc. *                                                                             200                    3,625
Intel Corporation                                                                                3,400                  482,163
Johnson Controls                                                                                 1,000                   41,063
National Semiconductor Corp. *                                                                     800                   24,500
Perkin-Elmer Corp                                                                                  600                   47,738
Sensormatic Electronics Corp                                                                       400                    5,150
Texas Instruments                                                                                  800                   67,250
                                                                                                           ---------------------
                                                                                                                        694,145
                                                                                                           ---------------------
ENTERTAINMENT & LEISURE - 1.4%
Circus Circus Enterprises, Inc. *                                                                  800                   19,700
Grand Casinos, Inc. *                                                                              200                    2,950
Harrah's Entertainment, Inc. *                                                                     800                   14,400
International Game Technology                                                                    1,000                   17,750
Mattel, Inc                                                                                      2,300                   77,913
MGM Grand, Inc. *                                                                                  400                   14,800
Mirage Resorts, Inc. *                                                                           1,400                   35,350
Viacom Inc. Class B *                                                                            2,700                   81,000
                                                                                                           ---------------------
                                                                                                                        263,863
                                                                                                           ---------------------
ENVIRONMENTAL CONTROLS - 0.1%
Wheelabrator Technologies, Inc                                                                     700                   10,806
                                                                                                           ---------------------

FINANCIAL SERVICES - 4.1%
Advanta Corp                                                                                       200                    7,138
Alex. Brown, Inc                                                                                   100                    7,063
American General Corp                                                                            1,900                   90,725
Associates First Capital Corp. Class A                                                             200                   11,100
A.G. Edwards, Inc                                                                                  300                   12,825
Bear Stearns Companies,Inc                                                                         600                   20,513
Charter One Financial, Inc                                                                         200                   10,775
Contifinancial Corp. *                                                                             200                    7,300
Federal Home Loan Mortgage Corp                                                                  3,400                  116,875
Federal National Mortgage Association                                                            5,600                  244,300
Finova Group, Inc                                                                                  100                    7,650
First USA Inc                                                                                      100                    5,844
Household International, Inc                                                                       500                   58,719
Morgan Stanley, Dean Witter, Discover & Co                                                       3,000                  129,188
Regions Financial Corp                                                                             600                   18,975
Salomon, Inc                                                                                       600                   33,375
The Money Store, Inc                                                                               300                    8,578
                                                                                                           ---------------------
                                                                                                                        790,943
                                                                                                           ---------------------




                       See notes to financial statements






COVA SERIES TRUST
LARGE CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.8%
Boise Cascade Corp                                                                                 400   $               14,125
Bowater, Inc                                                                                       400                   18,500
Champion International                                                                             900                   49,725
Mead Corp                                                                                          500                   31,125
Weyerhauser Co                                                                                     800                   41,600
                                                                                                           ---------------------
                                                                                                                        155,075
                                                                                                           ---------------------
HEALTH CARE PROVIDERS - 2.8%
Apria Healthcare Group *                                                                           700                   12,425
Columbia / HCA Healthcare Corp                                                                   6,700                  263,394
Health Care & Retirement Corp. *                                                                   500                   16,688
Health Management Associates *                                                                     600                   17,100
Tenet Healthcare Corp. *                                                                         3,300                   97,556
United Healthcare Corp                                                                           2,300                  119,600
                                                                                                           ---------------------
                                                                                                                        526,763
                                                                                                           ---------------------
HEAVY CONSTRUCTION - 0.0%
Foster Wheeler Corp                                                                                200                    8,100
                                                                                                           ---------------------

HEAVY MACHINERY - 0.6%
Caterpiller Tractor, Inc                                                                           700                   75,163
Cooper Industries, Inc                                                                             800                   39,800
Harnischfeger Industries, Inc                                                                      200                    8,300
                                                                                                           ---------------------
                                                                                                                        123,263
                                                                                                           ---------------------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.1%
Leggett & Platt, Inc                                                                               400                   17,200
                                                                                                           ---------------------

HOUSEHOLD PRODUCTS - 3.0%
Black & Decker Corp                                                                                900                   33,469
Procter & Gamble Co                                                                              3,300                  466,125
Rubbermaid, Inc                                                                                  1,200                   35,700
Whirlpool Corp                                                                                     800                   43,650
                                                                                                           ---------------------
                                                                                                                        578,944
                                                                                                           ---------------------
INDUSTRIAL - DIVERSIFIED - 2.0%
Aeroquip-Vickers, Inc                                                                              200                    9,450
Baker Hughes, Inc                                                                                  500                   19,344
Eastman Kodak Co                                                                                 1,000                   76,750
Fluor Corp                                                                                         400                   22,075
ITT Corp. *                                                                                        900                   54,956
ITT Industries, Inc                                                                                900                   23,175
Temple Inland, Inc                                                                                 500                   27,000
Tenneco, Inc                                                                                     1,100                   49,706
Tyco Lab                                                                                         1,400                   97,388
                                                                                                           ---------------------
                                                                                                                        379,844
                                                                                                           ---------------------



                       See notes to financial statements






COVA SERIES TRUST
LARGE CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

INSURANCE - 3.7%
Aegon, N.V                                                                                          91   $                6,374
American International Group                                                                     2,100                  313,688
Chubb Corp                                                                                         400                   26,750
General RE Corp                                                                                    200                   36,400
Hartford Financial Services Group, Inc                                                             500                   41,375
Marsh & McLennan Cos., Inc                                                                         800                   57,100
MBIA, Inc                                                                                          400                   45,125
Ohio Casualty Corp                                                                                 200                    8,800
Progressive Corp                                                                                   300                   26,100
Safeco Corp                                                                                        500                   23,344
St. Paul Cos                                                                                       300                   22,875
The PMI Group, Inc                                                                                 300                   18,713
Transamerica Corp                                                                                  600                   56,138
Travelers, Inc                                                                                     300                   18,919
                                                                                                           ---------------------
                                                                                                                        701,701
                                                                                                           ---------------------
LODGING - 0.3%
Extended Stay America, Inc. *                                                                      500                    7,875
Hilton Hotels Corp                                                                               2,200                   58,438
                                                                                                           ---------------------
                                                                                                                         66,313
                                                                                                           ---------------------
MEDIA - BROADCASTING & PUBLISHING - 2.0%
Comcast Corp                                                                                     1,500                   32,063
R.R. Donnelley & Sons                                                                            1,200                   43,950
TCI Satellite Entertainment Inc. Class A *                                                         400                    3,162
Time Warner, Inc                                                                                 4,400                  212,300
U.S. West Media Group *                                                                          4,800                   97,200
                                                                                                           ---------------------
                                                                                                                        388,675
                                                                                                           ---------------------
MEDICAL SUPPLIES - 1.1%
Bausch & Lomb, Inc                                                                                 500                   23,563
Biomet, Inc                                                                                        900                   16,763
Boston Scientific Corp. *                                                                        1,600                   98,300
Forest Laboratories Inc. *                                                                         400                   16,575
Humana, Inc. *                                                                                   2,100                   48,563
                                                                                                           ---------------------
                                                                                                                        203,764
                                                                                                           ---------------------
METALS - 1.3%
Alcan Aluminum Ltd                                                                                 200                    6,938
Allegheny Teledyne, Inc                                                                          1,300                   35,100
Aluminum Company of America                                                                      1,300                   97,988
Bethlehem Steel Corp. *                                                                            900                    9,394
Freeport McMoran Copper & Gold                                                                   1,200                   35,100
Inland Steel Industries, Inc                                                                       400                   10,450



                       See notes to financial statements






COVA SERIES TRUST
LARGE CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

METALS - CONTINUED
Nucor Corp                                                                                         600   $               33,900
Reynolds Metals Co                                                                                 100                    7,125
Worthington Industries, Inc                                                                        600                   10,988
                                                                                                           ---------------------
                                                                                                                        246,983
                                                                                                           ---------------------
OFFICE EQUIPMENT - 1.7%
Bay Networks *                                                                                   1,200                   31,875
EMC Corp. *                                                                                      1,400                   54,600
Harris Corp., Inc                                                                                  200                   16,800
Hewlett-Packard Co                                                                                 200                   11,200
Ryder System                                                                                       300                    9,900
Xerox Corp                                                                                       2,500                  197,188
                                                                                                           ---------------------
                                                                                                                        321,563
                                                                                                           ---------------------
OIL & GAS - 9.5%
Amerada Hess Corp                                                                                  700                   38,894
Anadarko Petroleum Corp                                                                            500                   30,000
Ashland, Inc                                                                                       600                   27,825
Chevron Corp                                                                                     1,100                   81,331
Cooper Cameron Corp. *                                                                             200                    9,350
Diamond Offshore Drilling, Inc. *                                                                  300                   23,438
Enron Corp                                                                                       2,400                   97,950
Exxon Corp                                                                                      10,100                  621,150
Mobil Corp                                                                                       4,800                  335,400
Pogo Producing Co                                                                                  300                   11,606
Royal Dutch Petroleum Co                                                                         1,800                  391,500
Tosco Corp                                                                                       1,100                   32,931
Ultramar Diamond Shamrock Corp                                                                     300                    9,788
Unocal Corp                                                                                      1,500                   58,219
Valero Energy Corp                                                                                 400                   14,500
Western Atlas, Inc. *                                                                              200                   14,650
                                                                                                           ---------------------
                                                                                                                      1,798,532
                                                                                                           ---------------------
PHARMACEUTICALS - 7.7%
Alza Corp. *                                                                                       800                   23,200
American Home Products Corp                                                                      3,800                  290,700
Bristol-Myers Squibb Co                                                                            300                   24,300
Johnson & Johnson                                                                                  700                   45,063
Merck & Co., Inc                                                                                 1,400                  144,900
Pfizer, Inc                                                                                      3,300                  394,350
Schering - Plough Corp                                                                           4,000                  191,500
Southtrust Corp                                                                                    500                   20,688
Warner Lambert Co                                                                                2,500                  310,625
Watson Pharmaceutical, Inc. *                                                                      500                   21,125
                                                                                                           ---------------------
                                                                                                                      1,466,451
                                                                                                           ---------------------




                       See notes to financial statements






COVA SERIES TRUST
LARGE CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

RETAILERS - 4.9%
Albertson's, Inc                                                                                 1,200   $               43,800
Circuit City Stores, Inc                                                                           600                   21,338
Federated Department Stores, Inc. *                                                              1,200                   41,700
Gap Stores                                                                                       1,400                   54,425
General Nutrition Co., Inc. *                                                                      500                   13,969
J.C. Penney Co., Inc                                                                             1,200                   62,625
Kimberly-Clark Corp                                                                              1,500                   74,625
Lowes Companies, Inc                                                                               600                   22,275
May Department Stores                                                                              100                    4,725
Nine West Group, Inc. *                                                                            200                    7,638
Sears Roebuck                                                                                    2,300                  123,625
Toys "R" Us, Inc. Holding Co. *                                                                  1,600                   56,000
Wal-Mart Stores, Inc                                                                            12,300                  415,894
                                                                                                           ---------------------
                                                                                                                        942,639
                                                                                                           ---------------------
TELEPHONE SYSTEMS - 3.9%
AT&T Corporation                                                                                 1,400                   49,088
Bell Atlantic Corp                                                                               2,200                  166,891
GTE Corporation                                                                                  4,200                  184,275
NYNEX Corp                                                                                       1,200                   69,150
Sprint Corp                                                                                      2,400                  126,300
Worldcom, Inc. *                                                                                 4,900                  156,800
                                                                                                           ---------------------
                                                                                                                        752,504
                                                                                                           ---------------------
TEXTILES, CLOTHING & FABRICS - 0.1%
Fruit of The Loom, Inc. *                                                                          600                   18,600
                                                                                                           ---------------------

TRANSPORTATION - 1.0%
Burlington Northern Santa Fe                                                                       600                   53,925
CNF Transportation, Inc                                                                            200                    6,450
Consolidated Freightways Corp. *                                                                   100                    1,638
CSX Corp                                                                                           900                   49,950
Norfolk Southern Corp                                                                              200                   20,150
Union Pacific Corp                                                                                 900                   63,450
                                                                                                           ---------------------
                                                                                                                        195,563
                                                                                                           ---------------------

TOTAL Common and Preferred Stocks (Cost $15,090,300)                                                                 19,070,126
                                                                                                           ---------------------

TOTAL INVESTMENTS - 99.7%
(Cost $15,090,300)                                                                                                   19,070,126

Other Assets and Liabilities (net) -  0.3%                                                                               66,550
                                                                                                           ---------------------

TOTAL NET ASSETS - 100.0%                                                                                $           19,136,676
                                                                                                           =====================





                       See notes to financial statements






COVA SERIES TRUST
LARGE CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PORTFOLIO FOOTNOTES:

* Non-income producing security as this stock did not declare or pay dividends in the last 12 month period.




                       See notes to financial statements






COVA SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                   SHARES                  (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 92.9%
AUSTRALIA - 6.3%
Alcan Australia Ltd                                                                           17,600   $               63,713
Amcor Ltd                                                                                     14,600                   96,296
Broken Hill Proprietary Co., Ltd                                                              16,800                  245,322
CRA Ltd                                                                                       11,300                  191,238
CSR Ltd                                                                                       58,600                  225,313
Email Ltd                                                                                     27,100                   96,276
Foster's Brewing Group Ltd                                                                    62,000                  114,314
Leighton Holdings Ltd                                                                         13,400                   64,789
Mayne Nickless Ltd                                                                            25,200                  145,811
National Australia Bank Ltd                                                                    7,500                  106,635
News Corporation Ltd                                                                          68,600                  268,390
North Limited                                                                                 32,500                  123,012
Santos Ltd                                                                                    30,300                  126,494
Southcorp Holdings Ltd                                                                        37,100                  137,920
Western Mining Corp. Holdings Ltd                                                             60,200                  376,751
Westpac Banking Corp                                                                          39,400                  235,356
                                                                                                         ---------------------
                                                                                                                    2,617,630
                                                                                                         ---------------------
AUSTRIA - 0.2%
Creditanstalt-Bankverein                                                                       1,900                   76,509
                                                                                                         ---------------------

BELGIUM - 2.4%
Arbed                                                                                            375                   43,307
Banque Bruxelles Lambert Ord                                                                     210                   53,179
Credit Communal Holding/Dexia                                                                  1,260                  135,520
Delhaize Le-Lion, SA                                                                             779                   40,971
Electrabel                                                                                     1,108                  237,726
Fortis AG                                                                                        740                  153,004
Groupe Bruxelles Lambert SA                                                                      636                  106,723
Petrofina SA NPV                                                                                 445                  168,725
Solvay Et Cie 'A' NPV                                                                            100                   58,995
                                                                                                         ---------------------
                                                                                                                      998,150
                                                                                                         ---------------------

FINLAND - 0.5%
Outokumpo Oy                                                                                   4,000                   79,357
UPM-Kymmeme                                                                                    4,700                  110,446
                                                                                                         ---------------------
                                                                                                                      189,803
                                                                                                         ---------------------



                       See notes to financial statements






COVA SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                   SHARES                  (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------

FRANCE - 8.0%
Air Liquide French                                                                               662   $              105,221
AXA Company                                                                                    1,272                   79,202
Canal Plus                                                                                       420                   81,853
Carrefour Supermarche                                                                            115                   83,615
Christian Dior SA                                                                                926                  153,019
Cie Generale Des Eaux                                                                          1,965                  252,069
Compagnie De Saint Goban                                                                       1,284                  187,460
Credit Commercial De France                                                                    2,543                  107,872
Elf Sanofi                                                                                     1,486                  145,815
Eridania Beghin Say                                                                              610                   91,448
Lagardere Groupe                                                                               3,270                   95,092
Montupet                                                                                         210                   22,896
Pathe SA                                                                                         290                   57,605
Peugeot SA                                                                                     1,005                   97,247
Printemps AU                                                                                     100                   48,109
Promodes                                                                                         440                  171,578
Rhone Polenc                                                                                   1,950                   79,727
Salomon SA                                                                                     1,000                   76,337
Schneider SA                                                                                   1,600                   85,261
Seita                                                                                          3,460                  109,635
SGS-Thomson Microelectronics *                                                                 1,310                  103,550
Sidel SA                                                                                         800                   62,010
Societe Generale French                                                                        1,370                  153,104
Societe National Elf-Aquitaine                                                                 2,250                  243,015
Synthelabo                                                                                     1,469                  191,445
Thomson CSF                                                                                    2,384                   61,489
Total Cie Francaise Petroles                                                                   2,092                  211,695
Union Assurancesfederale SA                                                                      650                   76,516
Usinor Sacilor                                                                                 4,130                   74,579
                                                                                                         ---------------------
                                                                                                                    3,308,464
                                                                                                         ---------------------
GERMANY - 12.9%
Allianz AG Holdings                                                                              800                  167,595
Ava Allg Handels Der Verbrau *                                                                   620                  177,926
BASF AG                                                                                        2,430                   89,889
Bayer AG                                                                                       6,510                  250,416
Bayer Hypoth-Und Wechsel Bank                                                                  8,080                  243,703
Bilfinger and Berger Bau AG                                                                    2,140                   87,207
Colonia Lebensversicherung AG                                                                  1,450                  122,338
Continental                                                                                    8,890                  221,446
Deutsche Bank AG                                                                               2,950                  172,533






                       See notes to financial statements






COVA SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                   SHARES                  (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------

GERMANY - CONTINUED
Deutsche Pfandbrief & Hypobk                                                                   1,350   $               77,716
Deutsche Telekom AG                                                                           11,950                  288,067
Dresdner Bank                                                                                  3,940                  136,361
GEA Preferred Shares                                                                             310                  120,278
Henkel KGAA                                                                                    2,400                  136,371
Krupp Fried AG Hoesch                                                                          1,419                  277,724
Lufthansa                                                                                      8,200                  157,430
Muenchener Rueckversicherungs (Warrants) *                                                       100                   35,298
Muenchener Rueckversicherungs *                                                                  122                  342,409
M.A.N. AG                                                                                        100                   30,821
M.A.N. AG Preferred                                                                              274                   69,668
PWA Corp                                                                                         600                  102,623
RWE AG                                                                                        10,530                  366,861
SAP AG Vorzug                                                                                    850                  176,606
SAP AG                                                                                           300                   60,265
Schering AG                                                                                      870                   93,052
Siemens AG                                                                                     6,390                  379,776
SKW Trostberg AG                                                                               3,270                  109,795
Veba AG                                                                                        8,230                  462,917
Volkswagen AG                                                                                    300                  168,398
Volkswagen AG (Warrants) *                                                                       500                  209,780
                                                                                                         ---------------------
                                                                                                                    5,335,269
                                                                                                         ---------------------
GREAT BRITAIN - 21.3%
Allied Colloids Group Plc                                                                     69,257                  145,268
Allied Domecq Plc                                                                             13,850                   99,487
Amersham International Plc                                                                     5,570                  147,894
Bass Plc                                                                                      13,100                  159,849
British Airways Plc                                                                           15,800                  180,039
British Petroleum Co. Plc                                                                     24,242                  301,255
British Telecommunications Plc                                                                44,400                  329,651
BTR Limited                                                                                   15,000                   51,314
Burmah Castrol Plc                                                                             7,900                  133,813
B.A.T. Industries                                                                             23,100                  206,693
Cadbury Schweppes Plc                                                                         28,800                  256,737
Compass Group Plc                                                                             11,800                  132,299
Flextech Plc *                                                                                 5,300                   56,731
General Cable Plc *                                                                           18,600                   50,625
General Electric Plc                                                                          17,800                  106,378
Glaxo Wellcome Plc                                                                            28,400                  586,241
Glynwed International Plc                                                                     48,100                  186,968




                       See notes to financial statements





COVA SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                   SHARES                  (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------

GREAT BRITAIN - CONTINUED
Great Universal Stores Plc                                                                    23,300   $              235,828
Guardian Royal Exchange                                                                       50,600                  227,431
Guinness Plc                                                                                  15,300                  149,763
Hillsdown Holdings Plc                                                                        43,800                  123,224
HSBC Holdings Plc (75P)                                                                       17,250                  530,817
HSBC Holdings Plc                                                                              4,400                  130,379
Kingfisher Plc                                                                                10,200                  115,803
Lloyds Tdb Group Plc                                                                          34,000                  348,655
Lucas Variety                                                                                 40,500                  140,234
MEPC Plc                                                                                      21,900                  179,733
National Westminster                                                                           2,600                   34,950
Norwich Union Plc *                                                                           19,437                  103,380
Pilkington Plc                                                                                50,600                  115,400
Racal Electronics                                                                             19,900                   80,169
Rank Group                                                                                    20,150                  127,634
Reed International Ltd                                                                        14,600                  141,453
RMC Group Plc                                                                                  8,350                  135,597
Rolls Royce Plc                                                                               18,100                   69,151
Royal Bank of Scotland                                                                        43,300                  403,296
Safeway Plc                                                                                   22,100                  127,845
Sainsbury (J.) Plc                                                                            21,140                  128,274
Scottish Power Plc                                                                            33,800                  220,003
Sears Plc                                                                                     82,300                   91,793
Shell Transport & Trading                                                                     22,800                  155,426
SmithKline Beecham Plc                                                                         4,051                   74,552
Standard Chartered Plc                                                                         7,100                  108,265
Tomkins Plc                                                                                   28,900                  125,086
United News & Media Plc                                                                       11,900                  137,976
Vickers Plc                                                                                   36,000                  123,155
Vodafone Group Plc                                                                            76,200                  371,037
Wessex Water Plc                                                                              32,600                  218,976
Willis Corroon Group Plc                                                                      31,000                   66,829
Zeneca Group Plc                                                                              10,550                  348,793
                                                                                                         ---------------------
                                                                                                                    8,822,149
                                                                                                         ---------------------
HONG KONG - 2.8%
Bank of East Asia Hong Kong                                                                       80                      334
Cheung Kong                                                                                   26,000                  256,751
Dickson Concepts International, Ltd                                                           47,000                  171,090
Henderson Land Development                                                                    11,000                   97,621
Hong Kong Electric                                                                            35,000                  140,961
HSBC Holdings Plc                                                                              4,000                  120,308





                       See notes to financial statements






COVA SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                   SHARES                  (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------

HONG KONG - CONTINUED
Hutchison Whampoa                                                                             12,000   $              103,785
New World Infrastructure Ltd. *                                                               22,000                   62,193
Sun Hung Kai Properties Ltd                                                                    6,000                   72,223
Swire Pacific Ltd, Class A                                                                    16,500                  148,561
                                                                                                         ---------------------
                                                                                                                    1,173,827
                                                                                                         ---------------------
IRELAND - 1.5%
Allied Irish Banks Plc                                                                        25,900                  198,958
CRH Plc                                                                                        7,575                   79,383
Greencore Plc                                                                                  5,000                   22,565
Irish Life Plc                                                                                15,400                   79,294
Smurfit (Jefferson) Group                                                                     47,800                  138,986
Waterford Wedgewood (Units)                                                                   91,900                  120,385
                                                                                                         ---------------------
                                                                                                                      639,571
                                                                                                         ---------------------
ITALY - 3.9%
ENI SPA                                                                                       69,300                  391,858
Fiat SPA                                                                                      38,000                  136,629
Istituto Mobiliare Italiano                                                                   19,000                  170,082
Istituto Nazionale delle Assicurazioni                                                       108,000                  163,587
Mediaset SPA                                                                                  21,000                   88,728
Mediolanum Spa                                                                                 7,000                   78,957
Montedison SPA                                                                               176,600                  116,912
Parmalat Finanziaria SPA                                                                      80,000                  113,926
Stet D Risp Non CV                                                                            33,800                  117,072
Telicom Italia SPA                                                                            81,200                  260,656
                                                                                                         ---------------------
                                                                                                                    1,638,407
                                                                                                         ---------------------
JAPAN - 17.6%
Alpine Electronics, Inc                                                                        3,000                   45,621
Aoyama Trading Co., Ltd                                                                        2,000                   64,324
Asahi Bank Ltd                                                                                17,000                  144,861
Asatsu Inc                                                                                     3,200                  118,581
Ashikaga Bank Ltd                                                                             22,000                   80,755
Bridgestone Corp                                                                               1,000                   23,248
Canon Sales Co., Inc                                                                           4,000                   93,340
Central Glass Co., Ltd                                                                        17,000                   49,624
Chuo Trust & Banking Co., Ltd                                                                  6,000                   39,853
Cosmo Oil Co., Ltd                                                                             6,000                   28,736
Dai-Ichi Kangyo Bank                                                                           3,000                   40,902
Daiwa Bank                                                                                    25,000                  118,642
Daiwa Danchi Co., Ltd. *                                                                       5,000                   20,626
DDI Corp                                                                                          21                  155,270
Ebaba Corp                                                                                     9,000                  135,291
Familymart                                                                                        40                    1,965





                       See notes to financial statements






COVA SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                   SHARES                  (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------

JAPAN - CONTINUED
Fanuc Co                                                                                       1,000   $               38,455
Fuji Electric Co                                                                               8,000                   36,357
Fuji Photo Film                                                                                3,000                  120,870
Fujitsu Ltd                                                                                    8,000                  111,169
Furukawa Co., Ltd                                                                              8,000                   28,736
Hino Motors Ltd                                                                                4,000                   25,520
Hitachi Cable Ltd                                                                              6,000                   49,659
Hitachi Ltd                                                                                   19,000                  212,550
Ishihara Sangyo Kaisha *                                                                      20,000                   59,255
Ito-Yokado Co., Ltd                                                                            1,000                   58,119
Iyo Bank Ltd                                                                                  10,000                   71,841
Izumiya Co                                                                                     6,000                   96,487
Izumi                                                                                          4,000                   58,731
Japan Synthetic Rubber Co., Ltd                                                                9,000                   77,084
Japan Tobacco, Inc                                                                                25                  197,736
Kawasaki Kisen                                                                                17,000                   34,321
Kyocera Corp                                                                                   3,000                  238,595
Kyodo Printing Co                                                                              9,000                   86,523
Long Term Credit Bank of Japan                                                                14,000                   60,566
Marubeni Corp                                                                                 33,000                  149,974
Matsushita Electric Industry                                                                  10,000                  201,888
Mitsubishi Electric                                                                           27,000                  151,259
Mitsubishi Heavy                                                                              25,000                  192,056
Mitsui Fudosan Co., Ltd                                                                        7,000                   96,661
Mitsui Trust & Banking                                                                        10,000                   75,599
Murata Mfg. Co. Ltd                                                                            1,000                   39,504
Nippon Express Co., Ltd                                                                       12,000                   95,962
Nippon Oil Co., Ltd                                                                            6,000                   32,879
Nippon Steel Corp                                                                             55,000                  175,931
Nippon Telegraph and Telephone Corp                                                               16                  153,819
Nishimatsu Construction Co                                                                     7,000                   48,942
Nissan Fire & Marine Insurance                                                                15,000                   82,590
Nissan Motors                                                                                 36,000                  279,706
Nomura Securities Co., Ltd                                                                    10,000                  138,088
NSK Ltd                                                                                       11,000                   70,853
Oji Paper Co., Ltd                                                                             6,000                   37,179
Ono Pharmaceutical                                                                               500                   17,523
Promise Co., Ltd                                                                               1,400                   80,266
Ricoh Corp., Ltd                                                                               2,000                   26,219
Rohm Co                                                                                        1,000                  101,381





                       See notes to financial statements






COVA SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                   SHARES                  (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------

JAPAN - CONTINUED
Sakura Bank Ltd                                                                               28,000   $              214,858
Sanki Engineering                                                                              2,000                   20,276
Seiren Co., Ltd                                                                               23,000                  105,532
Sekisui Chemical                                                                               5,000                   50,690
Shin- Etsu Chemical Co. (Warrants) *                                                              14                   19,425
Shohkoh Fund & Co., Ltd                                                                          100                   30,327
Sony Corp                                                                                      1,600                  139,696
Sumitomo Forestry                                                                              7,000                   77,084
Sumitomo Trust & Banking                                                                       5,000                   53,749
Tadano Ltd                                                                                     7,000                   49,799
Taisei Corp                                                                                   19,000                   88,175
The Bank of Tokyo Mitsubishi                                                                   4,000                   80,406
Toda Construction Co                                                                           7,000                   49,065
Tokai Bank                                                                                     7,000                   72,190
Tokio Marine & Fire Insurance                                                                  5,000                   65,548
Tokyo Electric Power Co., Inc                                                                  5,700                  120,058
Tokyo Steel, Mfg                                                                               2,000                   22,374
Toppan Printing Co., Ltd                                                                       4,000                   62,926
Topy Industries Co                                                                             5,000                   18,353
Tostem Corp                                                                                    4,000                  110,820
Toyota Motor Co                                                                               12,000                  354,483
West Japan Railway Co                                                                             53                  207,979
Yamaha Motor Co., Ltd                                                                          2,000                   19,927
Yamanouchi Pharmaceutical                                                                      4,000                  107,673
Yokogawa Bridge Corp                                                                             300                    2,124
Yokohyama Rubber Co., Ltd                                                                     20,000                   85,649
                                                                                                         ---------------------
                                                                                                                    7,301,678
                                                                                                         ---------------------

MALAYSIA - 0.2%
Commerce Asset Holdings (Rights) *                                                             3,380                      872
Commerce Asset Holdings Berhad                                                                 8,900                   23,455
Commerce Asset Holdings Berhad (Rights) *                                                      2,112                    2,109
IOI Corporation - Berhad                                                                      35,000                   39,948
                                                                                                         ---------------------
                                                                                                                       66,384
                                                                                                         ---------------------
NETHERLANDS - 3.4%
Aegon, NV                                                                                      1,650                  115,273
Heineken NV                                                                                      250                   42,708





                       See notes to financial statements






COVA SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                   SHARES                  (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------

NETHERLANDS - CONTINUED
ING Groep NV                                                                                   5,895   $              272,054
Koninklijke Hoogovens                                                                          1,200                   66,945
Philips Electronics NV                                                                         2,608                  186,989
Royal Dutch Petroleum Co                                                                       9,860                  513,364
Royal PTT Nederland NV                                                                            80                    3,141
Unilever NV                                                                                      650                  136,961
Wolters Kluwer NV                                                                                670                   81,657
                                                                                                         ---------------------
                                                                                                                    1,419,092
                                                                                                         ---------------------
NEW ZEALAND - 2.0%
Brierley Investments Ltd                                                                      92,500                   90,310
Carter Holt Harvey Ltd                                                                        35,000                   90,411
Fletcher Challenge Building                                                                   20,000                   60,071
Fletcher Challenge Forestry                                                                    2,340                    7,386
Fletcher Challenge Paper                                                                      38,500                   93,188
Lion Nathan                                                                                   47,200                  119,366
Telecom New Zealand                                                                           75,000                  381,375
                                                                                                         ---------------------
                                                                                                                      842,107
                                                                                                         ---------------------
NORWAY - 1.4%
Kvaerner B Free                                                                                2,500                  139,997
Norsk Hydro                                                                                    2,900                  158,039
Nycomed ASA Class B                                                                            9,000                  128,456
Orkla A/S-B-Aksjer                                                                               500                   33,941
Uni-Storebrand AS Class A *                                                                   21,500                  128,326
                                                                                                         ---------------------
                                                                                                                      588,759
                                                                                                         ---------------------
SINGAPORE - 1.5%
City Developments Ltd                                                                          8,000                   78,360
Hotel Properties Ltd                                                                          38,000                   64,605
Sembawang Maritime Ltd                                                                        12,000                   37,613
Singapore Airlines Ltd                                                                        14,500                  129,854
Singapore Press Holdings Ltd                                                                   3,000                   60,449
Singapore Telecommunications, Ltd                                                             32,000                   59,106
United Overseas Bank                                                                          18,000                  185,126
                                                                                                         ---------------------
                                                                                                                      615,113
                                                                                                         ---------------------
SPAIN - 1.8%
Acerinox, SA                                                                                     200                   37,501
Banco Bilbao Vizcaya                                                                           2,000                  162,581
Banco Popular Espanola                                                                           380                   93,161
Hidroelectrica Del Cantabrico                                                                  2,200                   89,345
Iberdrola I.S.A                                                                               18,500                  233,684
Repsol S.A                                                                                     2,800                  118,465
                                                                                                         ---------------------
                                                                                                                      734,737
                                                                                                         ---------------------




                       See notes to financial statements






COVA SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------
                       SECURITY                                                                                         VALUE
                       DESCRIPTION                                                            SHARES                  (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------

                       SWEDEN - 0.7%
                       Autoliv, Inc. *                                                         2,800   $              107,761
                       Avesta-Sheffield AB                                                     7,000                   81,047
                       Scania AB Class B                                                       3,000                   91,590
                                                                                                         ---------------------
                                                                                                                      280,398
                                                                                                         ---------------------
                       Switzerland - 4.5%
                       Alusuis-Lonza Holdings                                                     86                   89,216
                       BIL GT AG - Part Schein                                                   190                  116,672
                       Fischer                                                                    75                  104,460
                       Holderbank Finan Glaris Class B                                            75                   70,961
                       Nestle                                                                    190                  251,074
                       Novartis AG                                                               331                  536,885
                       Roche Holding AG                                                           24                  217,441
                       Schw Rueckversicherungs                                                    70                   99,177
                       UBS (Schw. Bank Gesellschaft)                                             200                  229,160
                       Zurich Versicherungs-Gesellschaft                                         380                  151,479
                                                                                                         ---------------------
                                                                                                                    1,866,525
                                                                                                         ---------------------

                       TOTAL Common and Preferred Stocks (Cost $35,160,587)                                        38,514,572
                                                                                                         ---------------------



      PAR AMOUNT       FOREIGN BONDS AND DEBT SECURITIES -  0.8%        COUPON          MATURITY
                       JAPAN - 0.8%
      Y10,000,000      BOT Cayman Finance Ltd                            4.25%          03/31/03                      117,112
      Y10,000,000      STB Cayman Capital Ltd                            0.50%          10/01/07                       86,490
      Y10,000,000      Yamanouchi Pharmaceutical                         1.25%          03/31/14                      136,121
                                                                                                         ---------------------
                                                                                                                      339,723
                                                                                                         ---------------------

                       TOTAL Foreign Bonds and Debt Securities (Cost $298,079)                                        339,723
                                                                                                         ---------------------

                       TOTAL INVESTMENTS - 93.7%
                       (Cost $35,458,666)                                                                          38,854,295

                       Other Assets and Liabilities (net) -  6.3%                                                   2,631,248
                                                                                                         ---------------------

                       TOTAL NET ASSETS - 100.0%                                                       $           41,485,543
                                                                                                         =====================



PORTFOLIO FOOTNOTES:

* Non-income producing security as this stock did not declare or pay dividends in the 12 month period.

 Y - Japanese Yen



                        See notes to financial statements






COVA SERIES TRUST
BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------------------------------------------
        PAR/SHARE    SECURITY                                                                                             VALUE
         AMOUNT      DESCRIPTION                                                    COUPON         MATURITY              (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------

                     COMMON AND PREFERRED STOCKS - 6.0%
                     CONTAINERS & PACKAGING - 0.6%
             2,500   Crown Cork & Seal, Inc. Conv. Pref                                                     $              126,250
                                                                                                              ---------------------

                     ELECTRIC UTILITIES - 0.4%
             1,000   Cal Energy Capital Trust Conv. Pref                                                                    74,815
                                                                                                              ---------------------

                     ELECTRONICS - 0.0%
                20   Exide Electronics Group (Warrants) *                                                                      103
                                                                                                              ---------------------

                     FINANCIAL SERVICES - 2.2%
             1,000   American Bankers Insurance Conv. Pref. (Series B)                                                      72,500
             2,500   Frontier Financial Conv. Pref. (144A) ^                                                               187,893
                70   Fuji International Finance Trust (144A) ^                                                             190,582
                                                                                                              ---------------------
                                                                                                                           450,975
                                                                                                              ---------------------
                     INDUSTRIAL - DIVERSIFIED - 0.6%
             1,500   Corning Delaware Conv. Pref                                                                           130,500
                                                                                                              ---------------------

                     MEDIA - BROADCASTING & PUBLISHING - 1.6%
             6,000   Evergreen Media Corp. Pref. (144A) *^                                                                 327,162
                                                                                                              ---------------------

                     RESTAURANTS - 0.6%
             2,200   Wendy's Financing Conv. Pref                                                                          128,975
                                                                                                              ---------------------


                     TOTAL Common and Preferred Stocks (Cost $1,123,236)                                                 1,238,780
                                                                                                              ---------------------

                     DOMESTIC BONDS AND DEBT SECURITIES - 70.4%
                     ADVERTISING - 1.4%
          $100,000   Lamar Advertising                                               9.625%            12/01/06            103,250
           150,000   Omnicom Group, Inc. (144A) ^                                    4.250%            01/03/07            182,178
                                                                                                              ---------------------
                                                                                                                           285,428
                                                                                                              ---------------------
                     AEROSPACE & DEFENSE - 0.7%
            70,000   BE Aerospace                                                    9.875%            02/01/06             74,200
            60,000   UNC, Inc. (144A) ^                                             11.000%            06/01/06             69,600
                                                                                                              ---------------------
                                                                                                                           143,800
                                                                                                              ---------------------
                     BANKING - 1.5%
           300,000   Swiss Bank Corp. (Novartis)                                     2.500%            07/03/02            300,750
                                                                                                              ---------------------

                     BEVERAGES, FOOD & TOBACCO - 1.3%
           100,000   Delta Beverage Group, Inc                                       9.750%            12/15/03            104,500
            50,000   Doane Products Co                                              10.625%            03/01/06             53,000
           100,000   MBW Foods, Inc. (144A) ^                                        9.875%            02/15/07            101,750
                                                                                                              ---------------------
                                                                                                                           259,250
                                                                                                              ---------------------
                     CHEMICALS - 1.3%
            50,000   Acetex Corp                                                     9.750%            10/01/03             51,125
           100,000   Agricultural Mining & Chemical                                 10.750%            09/30/03            108,500
           100,000   Texas Petrochemical                                            11.125%            07/01/06            107,500
                                                                                                              ---------------------
                                                                                                                           267,125
                                                                                                              ---------------------
                     COMMERCIAL SERVICES - 3.7%
           200,000   Dyncorp, Inc. (144A) ^                                          9.500%            03/01/07            204,000
           100,000   Iron Mountain                                                  10.125%            10/01/06            107,000
           100,000   Outsourcing Solutions, Inc                                     11.000%            11/01/06            109,500
           300,000   Personnel Group of America, Inc                                 5.750%            07/01/04            321,000
                                                                                                              ---------------------
                                                                                                                           741,500
                                                                                                              ---------------------

                        See notes to financial statements






COVA SERIES TRUST
BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------------------------------------------
        PAR/SHARE    SECURITY                                                                                               VALUE
         AMOUNT      DESCRIPTION                                                    COUPON             MATURITY           (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------

                     COMMUNICATIONS - 3.8%
          $100,000   Cablevision Systems, Corp                                       9.250%            11/01/05       $    103,250
           250,000   Comcast Cellular                                                9.500%            05/01/07            251,868
           100,000   Frontiervision                                                 11.000%            10/15/06            105,250
            75,000   MFS Communications Corp                                        +                  01/15/06             59,625
           250,000   Synoptics Communications                                        5.250%            05/15/03            238,750
                                                                                                              ---------------------
                                                                                                                           758,743
                                                                                                              ---------------------
                     COMPUTER SOFTWARE & PROCESSING - 0.3%
           100,000   Automatic Data Processing, Inc                                 +                  02/20/12             60,250
                                                                                                              ---------------------

                     COMPUTERS & INFORMATION - 3.7%
           125,000   Data General Corp                                               6.000%            05/15/04            152,321
           200,000   EMC Corp. (144A) ^                                              3.250%            03/15/02            220,264
            50,000   HMT Technology Corp                                             5.750%            01/15/04             42,879
           150,000   National Data Corp                                              5.000%            11/01/03            159,188
           150,000   Photronics, Inc                                                 6.000%            06/01/04            163,688
                                                                                                              ---------------------
                                                                                                                           738,340
                                                                                                              ---------------------
                     CONTAINERS & PACKAGING - 2.7%
            75,000   Four M Corp                                                    12.000%            06/01/06             77,813
           100,000   Owens-Illinois, Inc                                            10.000%            08/01/02            105,000
            50,000   Printpack, Inc                                                  9.875%            08/15/04             52,500
           150,000   U.S. Can Corp. (Series B)                                      10.125%            10/15/06            160,875
           150,000   Vicap SA                                                       11.375%            05/15/07            157,875
                                                                                                              ---------------------
                                                                                                                           554,063
                                                                                                              ---------------------
                     COSMETICS & PERSONAL CARE - 1.0%
           200,000   French Fragrances, Inc                                         10.375%            05/15/07            207,000
                                                                                                              ---------------------

                     ELECTRIC UTILITIES - 2.1%
           125,000   Cal Energy                                                      9.500%            09/15/06            134,375
           300,000   Companhia Energetica Sao Paul (144A) ^                          9.125%            06/26/07            296,438
                                                                                                              ---------------------
                                                                                                                           430,813
                                                                                                              ---------------------
                     ELECTRONICS - 1.5
           100,000   Atmel SA (144A) ^                                               3.250%            06/01/02            107,063
            20,000   Exide Electronics Group                                        11.500%            03/15/06             21,300
            50,000   General Instrument Corp. Conv. Bond                             5.000%            06/15/00             57,313
           125,000   Tracor, Inc                                                     8.500%            03/01/07            127,188
                                                                                                              ---------------------
                                                                                                                           312,864
                                                                                                              ---------------------
                     ENTERTAINMENT & LEISURE - 4.1%
           145,000   Aztar Corp                                                     11.000%            10/01/02            150,438
            50,000   Majestic Star                                                  12.750%            05/15/03             55,250
           250,000   Riddell Sports, Inc                                            10.500%            07/15/07            256,875
            50,000   Showboat Marina Casino                                         13.500%            03/15/03             57,250
           100,000   TV Azteca SA (144A) ^                                          10.500%            02/15/07            103,000
           100,000   Trump Atlantic City                                            11.250%            05/01/06             98,000
           100,000   Viacom International                                            8.000%            07/07/06             96,750
                                                                                                              ---------------------
                                                                                                                           817,563
                                                                                                              ---------------------
                     ENVIRONMENTAL CONTROLS - 0.7%
            50,000   USA Waste Services, Inc                                         4.000%            02/01/02             54,063
           100,000   WMX Technologies, Inc                                           2.000%            01/24/05             93,125
                                                                                                              ---------------------
                                                                                                                           147,188
                                                                                                              ---------------------
                     FINANCIAL SERVICES - 3.1%
           300,000   Navistar Financial Corp                                         9.000%            06/01/02            309,000
           150,000   Ocwen Financial Corp                                           11.875%            10/01/03            164,250
           150,000   Pioneer America Corp                                            9.250%            06/15/07            148,500
                                                                                                              ---------------------
                                                                                                                           621,750
                                                                                                              ---------------------


                        See notes to financial statements






COVA SERIES TRUST
BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------------------------------------------
        PAR/SHARE    SECURITY                                                                                               VALUE
         AMOUNT      DESCRIPTION                                                    COUPON             MATURITY           (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------

                     FOREST PRODUCTS & PAPER - 3.4%
          $100,000   Pacific Lumber Co                                              10.500%            03/01/03            103,500
           100,000   SD Warren Co                                                   12.000%            12/15/04            111,750
           120,000   Sweetheart Cup                                                 10.500%            09/01/03            120,000
           350,000   Voto-Votorantim O/S Trad (144A) ^                               8.500%            06/27/05            348,688
                                                                                                              ---------------------
                                                                                                                           683,938
                                                                                                              ---------------------
                     HEALTH CARE PROVIDERS - 2.0%
           100,000   Integrated Health (144A) ^                                     10.250%            04/30/06            107,000
           125,000   Integrated Health                                               9.500%            09/15/07            128,750
           175,000   Leiner Health Products Group                                    9.625%            07/10/07            177,844
                                                                                                              ---------------------
                                                                                                                           413,594
                                                                                                              ---------------------
                     HEAVY CONSTRUCTION - 1.0%
           200,000   American Builders & Contractors                                10.625%            05/15/07            207,000
                                                                                                              ---------------------

                     HEAVY MACHINERY - 0.5%
           100,000   Tokheim Corp. (Series B)                                       11.500%            08/01/06            110,500
                                                                                                              ---------------------

                     HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.3%
           500,000   Falcon Building Products (144A) ^                           0%,10.500%++          06/15/07            302,500
           335,000   Interface, Inc                                                  9.500%            11/15/05            351,750
                                                                                                              ---------------------
                                                                                                                           654,250
                                                                                                              ---------------------
                     HOUSEHOLD PRODUCTS - 0.8%
           150,000   Rayovac Corp                                                   10.250%            11/01/06            157,500
                                                                                                              ---------------------

                     INDUSTRIAL - 0.7%
           150,000   Fonda Group, Inc                                                9.500%            03/01/07            144,750
                                                                                                              ---------------------

                     INDUSTRIAL - DIVERSIFIED - 2.6%
           100,000   Baker Hughes, Inc                                              +                  05/05/08             79,250
            20,000   Essex Group                                                    10.000%            05/01/03             21,200
           100,000   Euramax International PLC                                      11.250%            10/01/06            108,000
            50,000   Safelite Glass (144A) ^                                         9.875%            12/15/06             53,125
           250,000   Viasystems, Inc                                                 9.750%            06/01/07            255,000
                                                                                                              ---------------------
                                                                                                                           516,575
                                                                                                              ---------------------
                     MEDIA - BROADCASTING & PUBLISHING - 3.6%
           100,000   Chancellor Radio                                                9.375%            10/01/04            104,250
           100,000   Heritage Media Corp                                             8.750%            02/15/06            103,500
           200,000   L-3 Communications Corp. (144A) ^                              10.375%            05/01/07            213,000
           200,000   Sinclair Broadcast Group, Inc. (144A) ^                         9.000%            07/15/07            195,000
           250,000   Times Mirror Co. (144A) ^                                      +                  04/15/17            100,313
                                                                                                              ---------------------
                                                                                                                           716,063
                                                                                                              ---------------------
                     MEDICAL & BIO-TECHNOLOGY - 1.2%
           100,000   LDM Technologies, Inc                                          10.750%            01/15/07            106,250
           135,000   Packard Bioscience Co. (144A) ^                                 9.375%            03/01/07            138,038
                                                                                                              ---------------------
                                                                                                                           244,288
                                                                                                              ---------------------
                     METALS - 1.1%
           200,000   Westmin Resources Ltd                                          11.000%            03/15/07            209,750
                                                                                                              ---------------------

                     MISCELLANEOUS - 0.5%
           100,000   Prime Succession Acquisition Co                                10.750%            08/15/04            109,500
                                                                                                              ---------------------

                     OIL & GAS - 8.5%
           100,000   Amerigas Partners                                              10.125%            04/15/07            105,500
           100,000   Comp Nav Perez Companc (144A) ^                                 9.000%            01/30/04            104,125
           200,000   Cross Timbers Oil Co                                            9.250%            04/01/07            206,500





                        See notes to financial statements






COVA SERIES TRUST
BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-----------------------------------------------------------------------------------------------------------------------------------
        PAR/SHARE    SECURITY                                                                                               VALUE
         AMOUNT      DESCRIPTION                                                    COUPON             MATURITY           (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------

                     OIL & GAS - CONTINUED
          $150,000   Dawson Production Services, Inc                                 9.375%            02/01/07        $   153,000
           100,000   Diamond Offshore Drilling, Inc                                  3.750%            02/15/07            115,563
           125,000   Flores & Rucks, Inc                                             9.750%            10/01/06            132,500
           100,000   H.S. Resources, Inc                                             9.250%            11/15/06            101,500
           150,000   Lomak Petroleum, Inc                                            8.750%            01/15/07            148,500
            70,000   Mesa Operating Co                                              10.625%            07/01/06             79,888
            50,000   Pennzoil Co. Convertible                                        4.750%            10/01/03             63,875
           250,000   Pogo Producing Co                                               8.750%            05/15/07            252,500
            50,000   Pogo Producing Co. Convertible                                  5.500%            06/15/06             55,875
           100,000   Swift Energy Co                                                 6.250%            11/15/06            100,875
           100,000   Vintage Petroleum, Inc                                          8.625%            02/01/09             99,500
                                                                                                              ---------------------
                                                                                                                         1,719,701
                                                                                                              ---------------------
                     PHARMACEUTICALS - 2.7%
           200,000   Alza Corp                                                       5.000%            05/01/06            202,750
           500,000   Roche Holdings, Inc. (144A) ^                                  +                  04/20/10            253,750
           100,000   Synetic, Inc                                                    5.000%            02/15/07             87,918
                                                                                                              ---------------------
                                                                                                                           544,418
                                                                                                              ---------------------
                     RESTAURANTS - 0.5%
           100,000   Ameriking, Inc. (144A) ^                                       10.750%            12/01/06            104,750
                                                                                                              ---------------------

                     RETAILERS - 2.3%
           100,000   Home Depot, Inc                                                 3.250%            10/01/01            113,500
           100,000   Pep Boys                                                        4.000%            09/01/99            102,750
           250,000   Specialty Retailers, Inc                                        9.000%            07/15/07            252,500
                                                                                                              ---------------------
                                                                                                                           468,750
                                                                                                              ---------------------
                     TEXTILES, CLOTHING & FABRICS - 1.2%
           135,000   Guess ?, Inc                                                    9.500%            08/15/03            138,375
           100,000   William Carter                                                 10.375%            12/01/06            106,000
                                                                                                              ---------------------
                                                                                                                           244,375
                                                                                                              ---------------------
                     TRANSPORTATION - 1.6%
           150,000   Atlantic Express, Inc                                          10.750%            02/01/04            157,500
           150,000   Ryder TRS, Inc                                                 10.000%            12/01/06            155,250
                                                                                                              ---------------------
                                                                                                                           312,750
                                                                                                              ---------------------


                     TOTAL Domestic Bonds and Debt Securities (Cost $13,567,286)                                        14,208,879
                                                                                                              ---------------------

                     U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.7%
         1,500,000   Federal National Mortgage Association                           8.500%            02/01/05          1,562,579
         1,998,298   Federal National Mortgage Association                           7.500%            05/01/27          2,003,913
                                                                                                              ---------------------
                     TOTAL U.S. Government  Agency Obligations (Cost $3,552,372)                                         3,566,492
                                                                                                              ---------------------

                     TOTAL INVESTMENTS - 94.1%
                     (Cost $18,242,894)                                                                                 19,014,151

                     Other Assets and Liabilities (net) -  5.9%                                                          1,181,280
                                                                                                              ---------------------

                     TOTAL NET ASSETS - 100.0%                                                              $           20,195,431
                                                                                                              =====================



                        See notes to financial statements






COVA SERIES TRUST
BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PORTFOLIO FOOTNOTES:

* Non-income producing security as this stock did not declare or pay dividends in the last 12 month period.

^     Securities that may be resold to "qualified institutional buyers"
       under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

+     Zero coupon bond

++   Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.



                       See notes to financial statements






COVA SERIES TRUST
BOND DEBENTURE PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY
JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------


The following table summarizes the portfolio composition at June 30, 1997, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody rating is used.


PORTFOLIO COMPOSITION BY CREDIT QUALITY
--------------------------------------------------------------------------------

RATINGS                                                        % OF PORFOLIO

U.S. Gov't and Agency Obligations                                    18.%
AAA                                                                   1.3
AA                                                                    1.9
A                                                                     3.7
BBB                                                                   7.4
BB                                                                   10.0
B                                                                    55.3
NR                                                                    1.6
                                                                 ---------
                                                                      100.%
                                                                 ---------


Note:  NR = Not Rated




                       See notes to financial statements





COVA SERIES TRUST
MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------------
           PAR     SECURITY                                                                                                VALUE
          AMOUNT   DESCRIPTION                                                       RATE           MATURITY             (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------

                   SHORT-TERM INVESTMENTS - 100.7%
                   BANKERS ACCEPTANCE - 13.7%
        $2,000,000 Bank of Tokyo Ltd., N.Y                                           5.630%           08/05/97         $1,989,053
         1,000,000 Chase Manhattan Corp                                              5.560%           07/07/97            999,073
         2,000,000 Northern Trust Co                                                 5.550%           07/18/97          1,994,758
         2,000,000 Sanwa Bank Ltd. N.Y                                               5.580%           08/01/97          1,990,390
         1,500,000 Union Bank of California                                          5.540%           09/15/97          1,482,457
                                                                                                            ----------------------
                                                                                                                        8,455,731
                                                                                                            ----------------------
                   COMMERCIAL PAPER - 37.9%
         1,500,000 American Express Credit Corp                                      5.540%           03/10/98          1,441,830
         2,000,000 Associates Corp. of North America                                 5.540%           08/25/97          1,983,072
         2,500,000 Chevron UK Invt                                                   5.570%           07/15/97          2,494,585
         1,500,000 CIT Group Holdings, Inc                                           5.560%           08/11/97          1,490,502
         2,500,000 Commercial Credit Co                                              5.560%           07/11/97          2,496,139
         2,000,000 Ford Motor Credit Co                                              5.530%           07/14/97          1,996,006
         2,000,000 General Electric Capital Corp                                     5.630%           07/07/97          1,998,123
         2,500,000 Heller Financial                                                  5.670%           08/01/97          2,487,794
         2,500,000 IBM Credit Corp                                                   5.560%           07/30/97          2,488,803
         2,000,000 John Deere Capital Corp                                           5.520%           07/14/97          1,996,013
         2,500,000 Norwest Financial, Inc                                            5.550%           09/22/97          2,468,010
                                                                                                            ----------------------
                                                                                                                       23,340,877
                                                                                                            ----------------------
                   MUNICIPAL OBLIGATIONS - 4.1%
           530,000 Chicago Ill. Public Building Commission Special Obligation        5.820%           07/01/97            530,000
         2,000,000 New York, New York (Municipal) Taxable                            5.550%#          09/03/97          2,000,000
                                                                                                            ----------------------
                                                                                                                        2,530,000
                                                                                                            ----------------------
                   U.S. GOVERNMENT AGENCIES - 28.3%
         3,000,000 Federal Farm Credit Bank                                          5.450%           07/08/97          2,996,821
         2,000,000 Federal Home Loan Bank                                            6.110%           06/12/98          2,000,000
         1,500,000 Federal Home Loan Bank                                            5.750%           02/27/98          1,500,000
         2,500,000 Federal Home Loan Mortgage Corp                                   5.480%           07/23/97          2,491,628
         2,000,000 Federal Home Loan Mortgage Corp                                   5.460%           07/18/97          1,994,843
         2,000,000 Federal Home Loan Mortgage Corp                                   5.500%           07/02/97          1,999,695
         2,000,000 Federal National Mortgage Association                             5.450%           07/10/97          1,997,275
         2,500,000 Federal National Mortgage Association                             5.830%           09/15/97          2,500,000
                                                                                                            ----------------------
                                                                                                                       17,480,262
                                                                                                            ----------------------
                   VARIABLE RATE DEMAND OBLIGATIONS - 10.4%
         1,200,000 Baptist Health System of South Florida                            5.600%#          05/15/25          1,200,000
         2,500,000 Dade Cnty Fla Expwy Authority                                     5.600%#          07/01/19          2,500,000
         1,000,000 Health Insurance Plan Gr New York                                 5.600%#          07/01/20          1,000,000
         1,500,000 Mississippi Business Financial Corp                               5.750%#          02/01/19          1,500,000
           220,000 Student Loan Marketing Association (Floater)                      5.420%#          11/20/97            219,259
                                                                                                            ----------------------
                                                                                                                        6,419,259
                                                                                                            ----------------------
                   REPURCHASE AGREEMENT - 6.3%
                   J.P Morgan Repurchase Agreement at 5.90% due 7/01/97,
                   collaterized by U.S. Treasury Note, $3,913,000 par, 5.50% coupon,
                   due 09/30/97, repurchase proceeds of $3,889,637 (Cost $3,889,000).                                   3,889,000
                                                                                                            ----------------------

                   TOTAL Short-Term Investments (Cost $62,115,129)                                                     62,115,129
                                                                                                            ----------------------




                       See notes to financial statements





COVA SERIES TRUST
MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          VALUE
                                                                                                                         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------

                   TOTAL INVESTMENTS - 100.7%
                   (Cost $62,115,129)                                                                     $            62,115,129

                   Other Assets and Liabilities (net) -  (0.7)%                                                          (434,058)
                                                                                                            ----------------------

                   TOTAL NET ASSETS - 100.0%                                                              $            61,681,071
                                                                                                            ======================


                   PORTFOLIO FOOTNOTES:

                   #     Variable rate security. Interest rates reset either daily or weekly.
                          The rate shown represents the rate in effect at June 30, 1997.





                       See notes to financial statements




COVA SERIES TRUST
QUALITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------------------------------
            PAR    SECURITY                                                                                            VALUE
           AMOUNT  DESCRIPTION                                                      COUPON         MATURITY           (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------------
                   DOMESTIC BONDS AND DEBT SECURITIES - 81.2%
                   ASSET BACKED SECURITIES - 4.9%
        $1,000,000 American Express Master Trust                                    5.375%         07/15/01         $  968,470
         1,000,000 MBNA Master Credit Card Trust                                    6.600%         11/15/04            999,413
           500,000 Signet Credit Card Master Trust 1994-4 A                         6.800%         12/15/00            501,560
                                                                                                         ----------------------
                                                                                                                     2,469,443
                                                                                                         ----------------------
                   CORPORATE BONDS - 69.4%
         1,000,000 Advanta Bank Corp                                                6.520%         04/30/98            996,780
         1,000,000 American Annuity Group, Inc                                      7.250%         09/28/01          1,006,520
         1,000,000 AT&T Capital Corp                                                6.390%         01/22/99          1,001,197
         2,000,000 Bank of New York                                                 8.500%         12/15/04          2,165,238
         2,000,000 Chase Manhattan Corp - New                                       9.750%         11/01/01          2,223,724
         2,000,000 Chrysler Corp                                                    7.450%         03/01/27          1,990,170
         2,000,000 Columbia / HCA Healthcare Corp                                   6.630%         07/15/45          1,990,764
         1,000,000 Delta Air Lines, Inc                                            10.500%         04/30/16          1,259,290
         1,000,000 Federated Department Stores, Inc                                 8.125%         10/15/02          1,046,120
         1,000,000 General Electric Capital Corp                                    5.800%         04/01/08          1,074,711
         1,000,000 Hilton Hotels Corp                                               7.375%         06/01/02          1,008,270
         3,000,000 LCI International, Inc                                           7.250%         06/15/07          2,976,990
         2,000,000 Lehman Brothers, Inc                                             6.840%         10/07/99          2,008,314
         2,000,000 NGC Corp. Capital Trust                                          8.316%         06/01/27          2,075,820
         1,000,000 Norfolk Southern Corp                                            7.800%         05/15/27          1,030,580
         1,000,000 Orion Capital Trust I                                            8.730%         01/01/37          1,019,124
         2,000,000 Paine Webber Group                                               7.875%         02/15/03          2,068,900
         2,000,000 Panenergy Corp                                                   7.000%         10/15/06          1,997,150
         1,000,000 Polaroid Corp                                                    6.750%         01/15/02            990,770
         1,000,000 Tosco Corp                                                       7.625%         05/15/06          1,032,282
         1,000,000 Weatherford Enterra, Inc                                         7.250%         05/15/06          1,007,258
         1,000,000 Worldcom, Inc                                                    7.750%         04/01/27          1,051,650
         2,200,000 Yale University                                                  7.375%         04/15/26          2,198,148
                                                                                                         ----------------------
                                                                                                                    35,219,770
                                                                                                         ----------------------
                   MORTGAGED BACK SECURITIES - 5.6%
           417,823 Citicorp Mortgage Securities                                     6.250%         08/25/24            417,176
         2,000,000 Federal Home Loan Mortgage Corp.- Global Bond                    7.256%         09/17/01          2,020,276
            51,722 Federal Home Loan Mortgage Corp                                  8.000%         09/01/08             52,966
            53,242 Federal National Mortgage Association                            8.000%         09/01/03             54,790
            54,975 Federal National Mortgage Association                            8.500%         07/01/19             57,071
           100,000 Federal National Mortgage Association                            7.500%         12/25/19            101,183
           115,057 Government National Mortgage Association                         9.000%         01/15/20            121,636
                                                                                                         ----------------------
                                                                                                                     2,825,098
                                                                                                         ----------------------
                   GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
           158,191 Federal Home Loan Bank                                           4.140%         06/04/98            156,101
           500,000 U.S. Treasury Note (a)                                           6.500%         05/31/02            502,031
                                                                                                         ----------------------
                                                                                                                       658,132
                                                                                                         ----------------------


                   TOTAL Domestic Bonds and Debt Securities (Cost $40,728,686)                                      41,172,443
                                                                                                         ----------------------

                   FOREIGN BONDS AND DEBT SECURITIES - 18.1%
                   AUSTRALIA - 4.0%
        $2,000,000 Commonwealth Bank of Australia                                   7.125%         07/10/06          2,030,000
                                                                                                         ----------------------

                   BELGIUM - 2.0%
        $1,000,000 Soc National Belges                                              8.250%         02/02/00          1,039,174
                                                                                                         ----------------------






                       See notes to financial statements




COVA SERIES TRUST
QUALITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------------------------------
            PAR    SECURITY                                                                                            VALUE
           AMOUNT  DESCRIPTION                                                      COUPON         MATURITY           (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------------

                   CANADA - 1.3%
          $600,000 Hydro - Quebec                                                  13.250%         12/15/13         $  682,926
                                                                                                         ----------------------

                   CHANNEL ISLANDS - 1.9%
        $1,000,000 Enersis, SA                                                      6.900%         12/01/06            973,680
                                                                                                         ----------------------

                   GREAT BRITAIN - 3.9%
        $1,000,000 Rolls-Royce Capital, Inc                                         7.125%         07/29/03            998,475
        $1,000,000 SmithKline Beecham Cap                                           6.750%         10/30/01          1,001,875
                                                                                                         ----------------------
                                                                                                                     2,000,350
                                                                                                         ----------------------
                   MALAYSIA - 2.0%
        $1,000,000 Petroliam Nasional Berhd (144A) ^                                7.625%         10/15/26          1,003,916
                                                                                                         ----------------------

                   NORWAY - 3.0%
        $1,500,000 Petroleum Geo-Services                                           7.500%         03/31/07          1,520,405
                                                                                                         ----------------------


                   TOTAL Foreign Bonds and Debt Securities (Cost $9,207,650)                                         9,250,451
                                                                                                         ----------------------

                   TOTAL INVESTMENTS - 99.3%
                   (Cost $49,936,336)                                                                               50,422,894

                   Other Assets and Liabilities (net) -  0.7%                                                          340,099
                                                                                                         ----------------------

                   TOTAL NET ASSETS - 100.0%                                                           $            50,762,993
                                                                                                         ======================



PORTFOLIO FOOTNOTES:

^ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(a)  Assets segregated for open futures



                       See notes to financial statements






COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 94.0%
AEROSPACE & DEFENSE - 2.0%
AlliedSignal, Inc                                                                                2,800   $              235,200
Boeing Co                                                                                        7,000                  371,438
General Dynamics                                                                                   900                   67,500
Lockheed Martin Corp                                                                             2,000                  207,125
McDonnell Douglas Corp                                                                           2,100                  143,850
Northrop Grumman Corp                                                                              800                   70,250
Raytheon Co                                                                                      2,700                  137,700
United Technologies                                                                              2,400                  199,200
                                                                                                           ---------------------
                                                                                                                      1,432,263
                                                                                                           ---------------------
AIRLINES - 0.3%
AMR Corp. *                                                                                      1,100                  101,750
Delta Air Lines, Inc                                                                             1,000                   82,000
                                                                                                           ---------------------
                                                                                                                        183,750
                                                                                                           ---------------------
AUTOMOTIVE - 2.2%
Autoliv, Inc                                                                                       613                   23,984
Chrysler Corp                                                                                    7,200                  236,250
Dana Corp                                                                                        1,800                   68,400
Ford Motor Co                                                                                   11,700                  441,675
General Motors Corp                                                                              7,500                  417,656
Genuine Parts                                                                                    2,800                   94,850
Goodyear Tire & Rubber Co                                                                        1,800                  113,963
Paccar, Inc                                                                                      1,200                   55,725
TRW, Inc                                                                                         1,500                   85,219
                                                                                                           ---------------------
                                                                                                                      1,537,722
                                                                                                           ---------------------
BANKING - 7.1%
Banc One Corp                                                                                    4,300                  208,281
Bank of New York                                                                                 3,900                  169,650
Bankamerica Corp                                                                                 6,800                  439,025
BankBoston Corp                                                                                  1,600                  115,300
Bankers Trust New York Corp                                                                      1,000                   87,000
Barnett Banks, Inc                                                                               2,200                  115,500
Chase Manhattan Corp                                                                             4,100                  397,956
Citicorp                                                                                         4,400                  530,475
Comerica, Inc                                                                                    1,300                   88,400
Corestates Financial Corp                                                                        2,400                  129,000
Fifth Third Bancorp                                                                              1,200                   98,475
First Bank System, Inc                                                                           1,500                  128,063
First Chicago NBD Corp                                                                           3,200                  193,600
First Union Corp. (New England)                                                                  2,800                  259,000



                       See notes to financial statements




COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTNUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

BANKING - CONTINUED
Fleet Financial Group, Inc                                                                       2,600   $              164,450
Great Western Financial                                                                          1,500                   80,625
H F Ahmanson & Co                                                                                1,700                   73,100
KeyCorp                                                                                          2,400                  134,100
Mellon Bank Corp                                                                                 2,800                  126,350
National City Corp                                                                               2,400                  126,000
Nationsbank Corp                                                                                 7,400                  477,300
Norwest Corp                                                                                     3,700                  208,125
PNC Bank Corp                                                                                    3,400                  141,525
Suntrust Banks, Inc                                                                              2,400                  132,150
U.S. Bancorp                                                                                     1,600                  102,600
Wachovia Corp                                                                                    1,800                  104,963
Wells Fargo & Co                                                                                   900                  242,550
                                                                                                           ---------------------
                                                                                                                      5,073,563
                                                                                                           ---------------------
BEVERAGES, FOOD & TOBACCO - 7.7%
Anheuser Busch                                                                                   4,900                  205,494
Archer Daniels Midland                                                                           5,600                  131,600
Campbell Soup Co                                                                                 4,500                  225,000
Coca-Cola Co                                                                                    24,400                1,647,000
Conagra, Inc                                                                                     2,300                  147,488
CPC International, Inc                                                                           1,400                  129,238
Gallaher Group PLC (ADR) *                                                                       2,000                   36,875
General Mills Co                                                                                 1,700                  110,713
Heinz (H.J.), Co                                                                                 3,600                  166,050
Hershey Foods Corp                                                                               1,600                   88,500
Kellogg Co                                                                                       2,100                  179,813
Pepsico, Inc                                                                                    15,200                  570,950
Philip Morris Companies, Inc                                                                    23,800                1,056,125
Pioneer Hi-Bred International                                                                      900                   72,000
Quaker Oats Co                                                                                   1,700                   76,288
Ralston Purina Group                                                                             1,200                   98,625
Sara Lee Corp                                                                                    4,700                  195,638
Seagrams Co. Ltd                                                                                 3,800                  152,950
Sysco Corp                                                                                       2,300                   83,950
UST, Inc                                                                                         2,700                   74,925
Wrigley William Jr. Co                                                                           1,300                   87,100
                                                                                                           ---------------------
                                                                                                                      5,536,322
                                                                                                           ---------------------
BUILDING MATERIALS - 0.1%
Masco Corp                                                                                       2,000                   83,500
                                                                                                           ---------------------


                       See notes to financial statements




COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

CHEMICALS - 2.8%
Air Products & Chemicals                                                                         1,300   $              105,625
Dow Chemical Co                                                                                  2,500                  217,813
Du Pont (E.I.) De Nemours                                                                       11,000                  691,625
Eastman Chemical Co                                                                              1,200                   76,200
Grace W.R. & Co                                                                                  1,100                   60,638
Hercules, Inc                                                                                    1,400                   67,025
International Flavors & Fragrances                                                               1,500                   75,750
Monsanto Co                                                                                      5,800                  249,763
Morton International, Inc                                                                        1,800                   54,338
PPG Industries                                                                                   2,100                  122,063
Praxair, Inc                                                                                     1,800                  100,800
Rohm & Haas Co                                                                                     800                   72,050
Union Carbide Corp                                                                               1,500                   70,594
                                                                                                           ---------------------
                                                                                                                      1,964,284
                                                                                                           ---------------------
COMMERCIAL SERVICES - 0.6%
CUC International, Inc. *                                                                        4,400                  113,575
HFS, Inc. *                                                                                      1,500                   87,000
Interpublic Group, Inc                                                                           1,100                   67,444
Laidlaw Inc. Class B                                                                             4,100                   56,631
Service Corp. International                                                                      2,700                   88,763
                                                                                                           ---------------------
                                                                                                                        413,413
                                                                                                           ---------------------
COMMUNICATIONS - 1.5%
DSC Communications *                                                                             1,400                   31,150
General Instrument Corp. *                                                                       1,700                   42,500
Lucent Technologies                                                                              6,400                  461,200
Motorola, Inc                                                                                    5,900                  448,400
Tellabs, Inc. *                                                                                  1,900                  106,163
                                                                                                           ---------------------
                                                                                                                      1,089,413
                                                                                                           ---------------------
COMPUTER SOFTWARE & PROCESSING - 4.6%
3 Com Corporation *                                                                              1,900                   85,500
Automatic Data Processing, Inc                                                                   3,200                  150,400
Bay Networks *                                                                                   2,400                   63,750
Cabletron Systems, Inc. *                                                                        1,900                   53,794
Cisco Systems, Inc. *                                                                            6,600                  443,025
Cognizant Corp                                                                                   2,100                   85,050
Computer Associates International, Inc                                                           3,700                  206,044
Computer Sciences Corp. *                                                                        1,000                   72,125
First Data Corp                                                                                  4,800                  210,900
Microsoft Corp. *                                                                               11,800                1,491,225
Novell Inc. *                                                                                    4,600                   31,913
Oracle Corp. *                                                                                   6,700                  337,513
Parametric Technology Co. *                                                                      1,500                   63,797
                                                                                                           ---------------------
                                                                                                                      3,295,036
                                                                                                           ---------------------




                       See notes to financial statements




COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

COMPUTERS & INFORMATION - 3.2%
Apple Computer, Inc. *                                                                           1,800   $               25,650
Compaq Computer *                                                                                2,700                  267,975
Dell Computer Corp. *                                                                            1,700                  199,644
Digital Equipment Corp. *                                                                        1,900                   67,331
Hewlett-Packard Co                                                                              10,000                  560,000
International Business Machines Corp                                                            10,200                  919,913
Seagate Technology, Inc *                                                                        2,500                   87,969
Silicon Graphics *                                                                               2,400                   36,000
Sun Microsystems, Inc. *                                                                         3,800                  141,431
                                                                                                           ---------------------
                                                                                                                      2,305,913
                                                                                                           ---------------------
CONTAINERS & PACKAGING - 0.1%
Crown Cork & Seal, Inc                                                                           1,500                   80,156
                                                                                                           ---------------------

COSMETICS & PERSONAL CARE - 0.9%
Avon Products, Inc                                                                               1,600                  112,900
Gillette Co                                                                                      5,400                  511,650
                                                                                                           ---------------------
                                                                                                                        624,550
                                                                                                           ---------------------
ELECTRIC UTILITIES - 2.3%
American Electric Power Co                                                                       2,300                   96,600
Consolidated Edison of N.Y                                                                       3,400                  100,088
Dominion Resources, Inc                                                                          2,600                   95,225
Duke Power Co                                                                                    4,175                  200,162
Edison International                                                                             4,800                  119,400
Entergy Corp                                                                                     3,700                  101,288
FPL Group,Inc                                                                                    2,200                  101,338
Houston Industries, Inc                                                                          4,100                   87,894
Pacificorp                                                                                       4,100                   90,200
Peco Energy Co                                                                                   4,500                   94,500
Public Service Enterprise Group, Inc                                                             3,600                   90,000
P.G. & E. Corp                                                                                   4,800                  116,400
Southern Company                                                                                 7,200                  157,500
Texas Utilities Co                                                                               3,000                  103,279
Unicom Corp                                                                                      3,900                   86,775
                                                                                                           ---------------------
                                                                                                                      1,640,649
                                                                                                           ---------------------
ELECTRICAL EQUIPMENT - 4.4%
AMP Inc                                                                                          2,600                  108,550
Applied Materials, Inc. *                                                                        1,900                  134,544
Emerson Electric                                                                                 4,600                  253,288
General Electric Co                                                                             31,800                2,078,925
Grainger (W.W.), Inc                                                                               800                   62,550






                       See notes to financial statements




COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - CONTINUED
Northern Telecom Ltd                                                                             2,700   $              245,700
Rockwell International Corp                                                                      2,300                  135,700
Westinghouse Electric                                                                            6,400                  148,000
                                                                                                           ---------------------
                                                                                                                      3,167,257
                                                                                                           ---------------------
ELECTRONICS - 2.3%
Advanced Micro Devices *                                                                         1,400                   50,400
Honeywell, Inc                                                                                   1,400                  106,225
Intel Corporation                                                                                8,100                1,148,681
LSI Logic Corp. *                                                                                1,500                   48,000
Micron Technology, Inc                                                                           2,200                   87,863
National Semiconductor Corp. *                                                                   1,600                   49,000
Texas Instruments                                                                                1,900                  159,719
                                                                                                           ---------------------
                                                                                                                      1,649,888
                                                                                                           ---------------------
ENTERTAINMENT & LEISURE - 1.5%
Brunswick Corp., Inc                                                                             1,600                   50,000
Mattel, Inc                                                                                      3,300                  111,788
Time Warner, Inc                                                                                 5,600                  270,200
Viacom Inc. Class B *                                                                            3,800                  114,000
Walt Disney Company                                                                              6,500                  521,625
                                                                                                           ---------------------
                                                                                                                      1,067,613
                                                                                                           ---------------------
ENVIRONMENTAL CONTROLS - 0.3%
Browning-Ferris Industries, Inc                                                                  2,500                   83,125
Waste Management, Inc                                                                            4,700                  150,988
                                                                                                           ---------------------
                                                                                                                        234,113
                                                                                                           ---------------------
FINANCIAL SERVICES - 3.2%
American Express Co                                                                              5,100                  379,950
American General Corp                                                                            2,700                  128,925
Block, (H.& R.), Inc                                                                             1,500                   48,375
Federal Home Loan Mortgage Corp                                                                  8,000                  275,000
Federal National Mortgage Association                                                           11,800                  514,775
Green Tree Financial Corp                                                                        1,900                   67,688
Household International, Inc                                                                     1,000                  117,438
J P Morgan & Co., Inc                                                                            1,800                  187,875
MBNA Corp                                                                                        3,500                  128,188
Merrill Lynch & Co., Inc                                                                         3,200                  190,800
MGIC Investment Corp                                                                             1,800                   86,288
Providian Financial Corp                                                                         1,300                   41,763
Salomon, Inc                                                                                     1,600                   89,000
                                                                                                           ---------------------
                                                                                                                      2,256,065
                                                                                                           ---------------------



                       See notes to financial statements




COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.8%
Champion International                                                                           1,300   $               71,825
Georgia-Pacific Corp                                                                             1,100                   93,913
International Paper Co                                                                           3,300                  160,256
Mead Corp                                                                                        1,100                   68,475
Weyerhauser Co                                                                                   2,200                  114,400
Willamette Industries, Inc                                                                         800                   56,000
                                                                                                           ---------------------
                                                                                                                        564,869
                                                                                                           ---------------------
HEALTH CARE PROVIDERS - 0.9%
Columbia / HCA Healthcare Corp                                                                   6,800                  267,325
Healthsouth Corp. *                                                                              3,600                   89,775
Humana, Inc. *                                                                                   2,100                   48,563
Tenet Healthcare Corp. *                                                                         3,300                   97,556
United Healthcare Corp                                                                           2,000                  104,000
                                                                                                           ---------------------
                                                                                                                        607,219
                                                                                                           ---------------------
HEAVY MACHINERY - 1.0%
Case Corp                                                                                        1,100                   75,763
Caterpiller Tractor, Inc                                                                         2,000                  214,750
Cooper Industries, Inc                                                                           1,600                   79,600
Deere & Co                                                                                       2,800                  153,650
Dover Corp                                                                                       1,400                   86,100
Ingersoll Rand Co                                                                                1,500                   92,625
                                                                                                           ---------------------
                                                                                                                        702,488
                                                                                                           ---------------------
HOUSEHOLD PRODUCTS - 3.0%
Black & Decker Corp                                                                              1,400                   52,063
Clorox Co                                                                                          600                   79,200
Colgate-Palmolive Co                                                                             2,800                  182,700
Fortune Brands, Inc                                                                              2,000                   74,625
Kimberly-Clark Corp                                                                              5,700                  283,575
Newell Co                                                                                        1,900                   75,288
Procter & Gamble Co                                                                              6,500                  918,125
Rubbermaid, Inc                                                                                  2,200                   65,450
Stanley Works                                                                                    1,200                   48,000
Unilever (ADR)                                                                                   1,500                  327,000
Whirlpool Corp                                                                                   1,200                   65,475
                                                                                                           ---------------------
                                                                                                                      2,171,501
                                                                                                           ---------------------
INDUSTRIAL - DIVERSIFIED - 1.8%
Avery-Dennison Corp                                                                              1,500                   60,188
Corning, Inc                                                                                     2,400                  133,500
Eastman Kodak Co                                                                                 3,400                  260,950
Eaton Corp                                                                                       1,100                   96,044




                       See notes to financial statements




COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL - DIVERSIFIED - CONTINUED
Fluor Corp                                                                                       1,000   $               55,188
Illinois Tool Works, Inc                                                                         2,800                  139,825
Pall Corp                                                                                        1,900                   44,175
Parker-Hannifin Corp                                                                             1,100                   66,756
Tenneco, Inc                                                                                     2,200                   99,413
Textron, Inc                                                                                     1,800                  119,475
Thermo Electron Corp. *                                                                          1,900                   65,313
Tyco International Ltd                                                                           1,800                  125,213
                                                                                                           ---------------------
                                                                                                                      1,266,040
                                                                                                           ---------------------
INSURANCE - 4.1%
Aegon, N.V                                                                                         565                   39,567
Aetna, Inc                                                                                       1,600                  163,800
Allstate Corp                                                                                    4,400                  321,200
American International Group                                                                     4,400                  657,250
Aon Corp                                                                                         1,950                  100,913
Chubb Corp                                                                                       1,800                  120,375
Cigna Corp                                                                                         800                  142,000
Conseco, Inc                                                                                     1,800                   66,600
General RE Corp                                                                                    800                  145,600
Hartford Financial Services Group, Inc                                                           1,400                  115,850
Lincoln National Corp                                                                            1,200                   77,250
Loews Corp                                                                                       1,200                  120,150
Marsh & McLennan Cos., Inc                                                                       1,800                  128,475
Safeco Corp                                                                                      1,700                   79,369
St. Paul Cos                                                                                     1,000                   76,250
Transamerica Corp                                                                                  900                   84,206
Travelers, Inc                                                                                   6,200                  390,988
Unum Corp                                                                                        1,800                   75,600
                                                                                                           ---------------------
                                                                                                                      2,905,443
                                                                                                           ---------------------
LODGING - 0.4%
Hilton Hotels Corp                                                                               2,900                   77,031
ITT Corp. *                                                                                      1,300                   79,381
Marriott International, Inc                                                                      1,700                  104,338
                                                                                                           ---------------------
                                                                                                                        260,750
                                                                                                           ---------------------
MEDIA - BROADCASTING & PUBLISHING - 1.3%
Comcast Corp                                                                                     3,700                   79,088
Dow Jones & Co., Inc                                                                             1,400                   56,263
Gannett Co., Inc                                                                                 1,500                  148,125
McGraw-Hill Companies, Inc                                                                       1,400                   82,338
New York Times Co                                                                                1,300                   64,350



                       See notes to financial statements




COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

MEDIA - BROADCASTING & PUBLISHING - CONTINUED
R.R. Donnelley & Sons                                                                            2,000   $               73,250
Tele-Communications, Inc. (Series A) *                                                           7,300                  108,588
Times Mirror Co. Class A                                                                         1,300                   71,825
Tribune Co                                                                                       1,600                   76,900
U.S. West Media Group *                                                                          6,800                  137,700
                                                                                                           ---------------------
                                                                                                                        898,427
                                                                                                           ---------------------
MEDICAL SUPPLIES - 1.0%
Baxter International, Inc                                                                        3,000                  156,750
Becton Dickinson & Co                                                                            1,600                   81,000
Boston Scientific Corp. *                                                                        2,200                  135,163
Guidant Corp                                                                                       900                   76,500
Medtronic, Inc                                                                                   2,500                  202,500
United States Surgical Corp                                                                      1,000                   37,250
                                                                                                           ---------------------
                                                                                                                        689,163
                                                                                                           ---------------------
METALS - 1.1%
Alcan Aluminum Ltd                                                                               2,400                   83,250
Allegheny Teledyne, Inc                                                                          2,200                   59,400
Aluminum Company of America                                                                      1,700                  128,138
Barrick Gold Corp                                                                                4,200                   92,400
Freeport-McMoran                                                                                 2,800                   87,150
Nucor Corp                                                                                       1,100                   62,150
Phelps Dodge Corp                                                                                  800                   68,150
Placer Dome, Inc                                                                                 3,400                   55,675
Reynolds Metals Co                                                                               1,000                   71,250
USX - U.S. Steel Group Inc                                                                       1,500                   52,594
                                                                                                           ---------------------
                                                                                                                        760,157
                                                                                                           ---------------------
MINING - 0.8%
Cyprus Amax Minerals Co                                                                          1,800                   44,100
Inco, Ltd                                                                                        2,100                   63,131
Minnesota Mining & Manufacturing                                                                 4,100                  418,200
Newmont Mining                                                                                   1,600                   62,400
                                                                                                           ---------------------
                                                                                                                        587,831
                                                                                                           ---------------------
OFFICE EQUIPMENT - 0.7%
EMC Corp. / Mass. *                                                                              2,600                  101,400
IKON Office Solutions, Inc                                                                       1,800                   44,888
Pitney Bowes, Inc                                                                                1,800                  125,100
Xerox Corp                                                                                       3,300                  260,288
                                                                                                           ---------------------
                                                                                                                        531,676
                                                                                                           ---------------------



                       See notes to financial statements




COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

OIL & GAS - 8.9%
Amerada Hess Corp                                                                                1,400   $               77,788
Amoco Corp                                                                                       4,800                  417,300
Ashland, Inc                                                                                     1,200                   55,650
Atlantic Richfield Co                                                                            3,200                  225,600
Baker Hughes, Inc                                                                                1,500                   58,031
Burlington Resources, Inc                                                                        1,600                   70,600
Chevron Corp                                                                                     6,600                  487,988
Coastal Corp                                                                                     1,300                   69,144
Columbia Gas System                                                                                800                   52,200
Consolidated Natural Gas                                                                         1,300                   69,956
Dresser Industries, Inc                                                                          2,200                   81,950
Enron Corp                                                                                       2,600                  106,113
Exxon Corp                                                                                      24,300                1,494,450
Halliburton Co                                                                                   1,300                  103,025
Mobil Corp                                                                                       7,800                  545,025
Occidental Petroleum                                                                             4,100                  102,756
Oryx Energy Co. *                                                                                2,000                   42,250
Phillips Petroleum Co                                                                            2,900                  126,875
Royal Dutch Petroleum Co. (ADR)                                                                  5,200                1,131,000
Schlumberger Ltd                                                                                 2,300                  287,500
Sonat, Inc                                                                                       1,000                   51,250
Texaco, Inc                                                                                      2,800                  304,500
Union Pacific Resources Group                                                                    3,000                   74,625
Unocal Corp                                                                                      3,000                  116,438
USX - Marathon Group                                                                             3,300                   95,288
Western Atlas, Inc. *                                                                              800                   58,600
Williams Companies, Inc                                                                          1,800                   78,750
                                                                                                           ---------------------
                                                                                                                      6,384,652
                                                                                                           ---------------------
PHARMACEUTICALS - 8.7%
Abbott Laboratories                                                                              7,600                  507,300
American Home Products Corp                                                                      6,300                  481,950
Amgen, Inc. *                                                                                    2,700                  156,938
Bristol-Myers Squibb Co                                                                          9,800                  793,800
Eli Lilly & Co                                                                                   5,500                  601,219
Johnson & Johnson                                                                               13,000                  836,875
Merck & Co., Inc                                                                                11,800                1,221,300
Pfizer, Inc                                                                                      6,400                  764,800
Pharmacia & Upjohn, Inc                                                                          5,300                  184,175
Schering - Plough Corp                                                                           7,400                  354,275
Warner Lambert Co                                                                                2,700                  335,475
                                                                                                           ---------------------
                                                                                                                      6,238,107
                                                                                                           ---------------------



                       See notes to financial statements





COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

RESTAURANTS - 0.6%
McDonald's Corp                                                                                  6,900   $              333,356
Wendy's International, Inc                                                                       2,400                   62,250
                                                                                                           ---------------------
                                                                                                                        395,606
                                                                                                           ---------------------
RETAILERS - 4.5%
Albertson's, Inc                                                                                 3,000                  109,500
American Stores Co                                                                               1,700                   83,938
AutoZone, Inc. *                                                                                 1,800                   42,413
Circuit City Stores, Inc                                                                         1,200                   42,675
Costco Companies, Inc. *                                                                         2,300                   75,613
CVS Corp                                                                                         1,300                   66,625
Dayton-Hudson Corp                                                                               2,200                  117,013
Dillard's, Inc. Class A                                                                          1,600                   55,400
Federated Department Stores, Inc. *                                                              2,400                   83,400
Gap Stores                                                                                       2,900                  112,738
Home Depot, Inc                                                                                  4,800                  330,900
J C Penney Co., Inc                                                                              2,700                  140,906
K-Mart Corp. *                                                                                   5,500                   67,375
Kroger Co. *                                                                                     2,700                   78,300
Limited, Inc. (The)                                                                              3,400                   68,850
Lowes Companies, Inc                                                                             1,900                   70,538
May Department Stores                                                                            2,600                  122,850
Rite Aid Corp                                                                                    1,500                   74,813
Sears Roebuck                                                                                    4,000                  215,000
Sherwin Williams Co                                                                              2,400                   74,100
TJX Companies, Inc                                                                               1,800                   47,475
Toys "R" Us, Inc. *                                                                              3,100                  108,500
Walgreen Co                                                                                      2,600                  139,425
Wal-Mart Stores, Inc                                                                            22,400                  757,400
Winn Dixie Stores, Inc                                                                           2,100                   78,225
Woolworth Corp. *                                                                                1,900                   45,600
                                                                                                           ---------------------
                                                                                                                      3,209,572
                                                                                                           ---------------------
TELEPHONE SYSTEMS - 5.9%
Airtouch Communications, Inc. *                                                                  5,600                  153,300
Alltel Corp                                                                                      2,500                   83,594
Ameritech Corp                                                                                   5,500                  373,656
AT&T Corporation                                                                                15,800                  553,988
Bell Atlantic Corp                                                                               4,400                  333,850
Bellsouth Corp                                                                                   9,800                  454,475
GTE Corporation                                                                                  9,400                  412,425
MCI Communications Corp                                                                          6,900                  264,140






                       See notes to financial statements




COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------------
SECURITY                                                                                                                VALUE
DESCRIPTION                                                                                     SHARES                 (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------

TELEPHONE SYSTEMS - CONTINUED
NYNEX Corp                                                                                       4,600   $              265,075
SBC Communications, Inc                                                                          9,101                  563,100
Sprint Corp                                                                                      4,400                  231,550
U.S. West Communications Group                                                                   5,200                  195,975
Worldcom, Inc. *                                                                                 9,100                  291,200
                                                                                                           ---------------------
                                                                                                                      4,176,328
                                                                                                           ---------------------
TEXTILES, CLOTHING & FABRICS - 0.5%
Fruit of The Loom, Inc. *                                                                        1,100                   34,100
Liz Claiborne, Inc                                                                               1,000                   46,625
Nike, Inc                                                                                        2,900                  169,288
VF Corp                                                                                          1,000                   84,750
                                                                                                           ---------------------
                                                                                                                        334,763
                                                                                                           ---------------------
TRANSPORTATION - 0.9%
Burlington Northern Santa Fe                                                                     1,600                  143,800
CSX Corp                                                                                         2,300                  127,650
Federal Express Corp. *                                                                          1,400                   80,850
Norfolk Southern Corp                                                                            1,300                  130,975
Union Pacific Corp                                                                               2,400                  169,200
                                                                                                           ---------------------
                                                                                                                        652,475
                                                                                                           ---------------------

TOTAL Common and Preferred Stocks (Cost $42,078,841)                                                                 66,972,537
                                                                                                           ---------------------

SHORT-TERM INVESTMENTS - 5.9%
REPURCHASE AGREEMENT - 5.2%
J.P. Morgan Repurchase Agreement at  5.90% due 7/01/97,                                                  $            3,694,000
                                                                                                           ---------------------
collaterized by U.S. Treasury Bond, $2,997,000 par, 8.875% coupon, due 2/15/19, repurchase proceeds of $3,694,605.  (Cost $3,694,000)
                                                                                            PAR AMOUNT
U.S. GOVERNMENT - 0.7%
Federal Home Loan Bank (a)                                                                    $500,000                  493,313
                                                                                                           ---------------------


TOTAL Short-Term Investments (Cost $4,187,313)                                                                        4,187,313
                                                                                                           ---------------------

TOTAL INVESTMENTS - 99.9%
(Cost $46,266,154)                                                                                                   71,159,850

Other Assets and Liabilities (net) -  0.1%                                                                               64,745
                                                                                                           ---------------------

TOTAL NET ASSETS - 100.0%                                                                                $           71,224,595
                                                                                                           =====================




                       See notes to financial statements





COVA SERIES TRUST
STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PORTFOLIO FOOTNOTES:

* Non-income producing security as this stock did not declare or pay dividends in the 12 month period.

(a)  Assets segregated for open futures

ADR - American Depositary Receipt



                       See notes to financial statements





COVA SERIES TRUST
GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------
        PAR/SHARE      SECURITY                                                              VALUE
         AMOUNT       DESCRIPTION                                                          (NOTE 1)
-------------------------------------------------------------------------------------------------------
                   COMMON AND PREFERRED STOCKS - 91.5%
                   AEROSPACE & DEFENSE - 1.4%
             5,400 AlliedSignal, Inc                                            $              453,600
             2,600 Boeing Co                                                                   137,950
                                                                                  ---------------------
                                                                                               591,550
                                                                                  ---------------------
                   AUTOMOTIVE - 0.7%
            11,600 Stewart & Stevenson Services                                                301,600
                                                                                  ---------------------

                   BANKING - 7.1%
            13,600 Bankamerica Corp                                                            878,050
             4,700 BankBoston Corp                                                             338,694
             2,600 Chase Manhattan Corp                                                        252,363
             3,900 First Union Corp.                                                           360,750
             2,600 Great Western Financial                                                     139,750
             3,100 Nationsbank Corp                                                            199,950
            14,000 PNC Bank Corp                                                               582,750
             3,900 Washington Mutual, Inc                                                      233,025
                                                                                  ---------------------
                                                                                             2,985,332
                                                                                  ---------------------
                   BEVERAGES, FOOD & TOBACCO - 4.4%
             3,800 Campbell Soup Co                                                            190,000
            11,500 Nabisco Holdings Corp. Class A                                              458,563
            21,400 Philip Morris Companies, Inc                                                949,625
             1,400 Quaker Oats Co                                                               62,825
             2,400 Ralston Purina Group                                                        197,250
                                                                                  ---------------------
                                                                                             1,858,263
                                                                                  ---------------------
                   BUILDING MATERIALS - 1.4%
             8,800 Keystone International, Inc                                                 305,250
             6,500 Masco Corp                                                                  271,375
                                                                                  ---------------------
                                                                                               576,625
                                                                                  ---------------------
                   CHEMICALS - 2.4%
             4,800 Betz Labs                                                                   316,800
             3,900 Du Pont (E.I.) De Nemours                                                   245,213
             1,900 Morton International, Inc                                                    57,356
             6,600 Praxair, Inc                                                                369,600
                                                                                  ---------------------
                                                                                               988,969
                                                                                  ---------------------
                   COMMERCIAL SERVICES - 1.6%
             6,900 Florida Progress Corp                                                       216,056
               600 Hertz Corp. Class A *                                                        21,600
            13,900 Waste Management, Inc (a)                                                   446,538
                                                                                  ---------------------
                                                                                               684,194
                                                                                  ---------------------
                   COMMUNICATIONS - 6.5%
             6,300 Airtouch Communications, Inc. *                                             172,463
             9,100 Alcatel Alsthom (ADR)                                                       229,775
             1,500 Ascend Communications, Inc. *                                                59,063
            11,200 Cable & Wireless PLC (ADR)                                                  312,900
             8,300 Ericsson L M Telephone (ADR)                                                326,813
               400 Loral Space & Communications *                                                6,000
             5,200 Lucent Technologies                                                         374,725
             8,300 Newbridge Network Corp. *                                                   361,050
             5,000 Nokia Corp. (ADR)                                                           368,750
             3,300 SBC Communications, Inc                                                     204,188
             5,400 Tellabs, Inc. *                                                             301,725
                                                                                  ---------------------
                                                                                             2,717,452
                                                                                  ---------------------



                       See notes to financial statements





COVA SERIES TRUST
GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------
        PAR/SHARE      SECURITY                                                              VALUE
         AMOUNT       DESCRIPTION                                                          (NOTE 1)
-------------------------------------------------------------------------------------------------------


                   COMPUTER SOFTWARE & PROCESSING - 4.9%
             1,000 3 Com Corp. *                                                $               45,000
             3,000 America Online, Inc. *                                                      166,875
             8,000 BMC Software, Inc. *                                                        443,000
            11,900 Cognizant Corp                                                              481,950
             5,750 Computer Associates International, Inc                                      320,203
             1,700 Intuit, Inc. *                                                               38,994
             2,000 Microsoft Corp. Convertible Preferred                                       173,875
             3,100 Microsoft Corp. *                                                           391,763
                                                                                  ---------------------
                                                                                             2,061,660
                                                                                  ---------------------
                   COMPUTERS & INFORMATION - 1.5%
             4,250 Bell & Howell Co. *                                                         130,953
             6,000 Cabletron Systems, Inc. *                                                   169,875
             3,700 International Business Machines Corp                                        333,694
                                                                                  ---------------------
                                                                                               634,522
                                                                                  ---------------------
                   CONTAINERS & PACKAGING - 1.3%
             9,900 Crown Cork & Seal, Inc                                                      529,031
                                                                                  ---------------------

                   ELECTRIC UTILITIES - 3.5%
             7,000 Boston Edison Co                                                            184,625
             6,800 CMS Energy Corp                                                             239,700
             8,300 Edison International                                                        206,463
             4,200 FPL Group, Inc                                                              193,463
            12,000 Houston Industries, Inc                                                     257,250
             2,500 Ohio Edison Co                                                               54,531
            12,500 Scana Corp                                                                  310,156
                                                                                  ---------------------
                                                                                             1,446,188
                                                                                  ---------------------
                   ELECTRONICS - 5.8%
            14,800 General Instrument Corp. *                                                  370,000
             5,000 General Signal                                                              218,125
             4,900 Honeywell, Inc                                                              371,788
             8,600 Johnson Controls                                                            353,138
             8,800 LSI Logic Corp. *                                                           281,600
             5,600 Motorola, Inc                                                               425,600
             5,800 Philips Electronics N.V. (ADR)                                              416,875
                                                                                  ---------------------
                                                                                             2,437,126
                                                                                  ---------------------
                   ENTERTAINMENT & LEISURE - 0.5%
             2,700 Walt Disney Company                                                         216,675
                                                                                  ---------------------

                   FINANCIAL SERVICES - 1.9%
             9,000 American General Corp                                                       429,750
            11,800 Block, (H.& R.), Inc                                                        380,550
                                                                                  ---------------------
                                                                                               810,300
                                                                                  ---------------------
                   FOOD RETAILERS - 0.0%
                 1 Safeway, Inc. *                                                                  23
                                                                                  ---------------------

                   FOREST PRODUCTS & PAPER - 0.7%
             7,900 James River Corp                                                            292,300
                                                                                  ---------------------

                   HEALTH CARE PROVIDERS - 1.3%
               400 Fresenius Medical Care *                                                         23
             8,800 Pacificare Health Systems, Inc. *                                           561,825
                                                                                  ---------------------
                                                                                               561,848
                                                                                  ---------------------



                       See notes to financial statements





COVA SERIES TRUST
GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------
        PAR/SHARE      SECURITY                                                              VALUE
         AMOUNT       DESCRIPTION                                                          (NOTE 1)
-------------------------------------------------------------------------------------------------------

                   HEAVY MACHINERY - 2.3%
             7,400 Ingersoll Rand Co                                            $              456,950
            17,800 McDermott International, Inc                                                519,538
                                                                                  ---------------------
                                                                                               976,488
                                                                                  ---------------------
                   HOUSEHOLD PRODUCTS - 2.1%
             1,900 Black & Decker Corp                                                          70,656
             4,400 Colgate-Palmolive Co                                                        287,100
             6,400 Newell Co                                                                   253,600
             1,800 Procter & Gamble Co                                                         254,250
                                                                                  ---------------------
                                                                                               865,606
                                                                                  ---------------------
                   INDUSTRIAL - DIVERSIFIED - 1.0%
             3,200 Eastman Kodak Co                                                            245,600
             3,300 Fluor Corp                                                                  182,119
                                                                                  ---------------------
                                                                                               427,719
                                                                                  ---------------------
                   INSURANCE - 8.1%
             5,700 Aetna, Inc                                                                  583,538
             6,500 Allstate Corp                                                               474,500
             2,700 Cigna Corp                                                                  479,250
             8,900 Conseco, Inc                                                                329,300
             9,100 Everest RE Holdings                                                         360,588
             1,000 Hartford Life, Inc. Class A *                                                37,500
             5,500 Provident Companies, Inc                                                    294,250
             4,395 The PMI Group, Inc                                                          274,138
             3,300 Transamerica Corp                                                           308,756
             4,000 Travelers, Inc                                                              252,250
                                                                                  ---------------------
                                                                                             3,394,070
                                                                                  ---------------------
                   MEDICAL SUPPLIES - 0.8%
            18,600 Nellcor Puritan Bennett, Inc. *                                             338,288
                                                                                  ---------------------

                   OFFICE EQUIPMENT - 0.7%
             3,900 Xerox Corp                                                                  307,613
                                                                                  ---------------------

                   OIL & GAS - 8.2%
             5,600 Coastal Corp                                                                297,850
             5,600 El Paso Natural Gas Co                                                      308,000
            10,900 Exxon Corp                                                                  670,350
            13,200 Royal Dutch Petroleum Co. (ADR)                                             717,750
             8,100 Texaco, Inc                                                                 880,875
            10,900 USX - Marathon Group                                                        314,738
             2,200 Williams Companies, Inc                                                     224,455
                                                                                  ---------------------
                                                                                             3,414,018
                                                                                  ---------------------
                   PHARMACEUTICALS - 12.1%
             6,500 Abbott Laboratories                                                         433,875
             9,100 Alza Corp. *                                                                263,900
             1,500 Amgen, Inc. *                                                                87,188
             5,900 Bristol-Myers Squibb Co                                                     477,900
            11,300 Glaxo Wellcome PLC (ADR)                                                    472,481
             4,300 Grace W.R. & Co                                                             237,038
             4,800 Merck & Co., Inc                                                            496,800
             6,200 Mylan Laboratories, Inc                                                      91,450
             6,300 Novartis AG (ADR)                                                           504,311
             5,900 Pharmacia & Upjohn, Inc                                                     205,025
             7,800 SmithKline Beecham PLC (ADR)                                                714,675






                       See notes to financial statements





COVA SERIES TRUST
GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------
        PAR/SHARE      SECURITY                                                              VALUE
         AMOUNT       DESCRIPTION                             COUPON       MATURITY         (NOTE 1)
-------------------------------------------------------------------------------------------------------

                   PHARMACEUTICALS -- CONTINUED
             3,600 Teva Pharmaceutical (ADR)                                    $              233,100
             4,300 Warner Lambert Co                                                           534,275
             6,370 Watson Pharmaceutical, Inc. *                                               269,133
                                                                                  ---------------------
                                                                                             5,021,151
                                                                                  ---------------------
                   REAL ESTATE - 0.2%
             2,208 Simon Debartolo Group, Inc. (REIT)                                           70,656
                                                                                  ---------------------

                   RESTAURANTS - 0.7%
            11,200 Lone Star Steakhouse & Saloon *                                             291,900
                                                                                  ---------------------

                   RETAILERS - 3.8%
             3,713 CVS Corp                                                                    190,291
            12,200 Federated Department Stores, Inc. *                                         423,950
            13,200 Gap Stores                                                                  513,150
            14,190 Gymboree Corp. *                                                            340,560
             2,100 K-Mart Financing Preferred                                                  115,238
                                                                                  ---------------------
                                                                                             1,583,189
                                                                                  ---------------------
                   TELEPHONE SYSTEMS - 2.1%
             9,400 AT&T Corp                                                                   329,588
             6,600 Bellsouth Corp                                                              306,075
             7,600 Cincinnati Bell, Inc                                                        239,400
                                                                                  ---------------------
                                                                                               875,063
                                                                                  ---------------------
                   TEXTILES, CLOTHING & FABRICS - 1.8%
             4,400 Adidas AG (ADR)                                                             243,668
            17,700 Canadian Pacific                                                            503,344
                                                                                  ---------------------
                                                                                               747,012
                                                                                  ---------------------
                   TRANSPORTATION - 0.7%
             6,950 Canadian National Railway Co                                                304,063
                                                                                  ---------------------


                   TOTAL Common and Preferred Stocks (Cost $31,072,607)                     38,310,494
                                                                                  ---------------------

                   BONDS AND DEBT SECURITIES - 3.4%
                   BEVERAGES, FOOD & TOBACCO - 0.5%
          $150,000 Grand Metropolitan                         6.500%        01/31/00           210,737
                                                                                  ---------------------

                   FINANCIAL SERVICES - 1.1%
         1,000,000 Deutsche Bank Finance BV (144A) ^          +             02/12/17           460,210
                                                                                  ---------------------

                   INDUSTRIAL - DIVERSIFIED - 0.8%
           350,000 ADT Operations, Inc                        +             07/06/10           331,625
                                                                                  ---------------------

                   PHARMACEUTICALS - 1.0%
           700,000 Roche Holdings, Inc                        +             04/20/10           355,250
            50,000 Sandoz Capital BVI Ltd. (144A) ^           2.000%        10/06/02            76,750
                                                                                  ---------------------
                                                                                               432,000
                                                                                  ---------------------


                   TOTAL  Bonds and Debt Securities (Cost $1,110,744)                        1,434,572
                                                                                  ---------------------







                       See notes to financial statements





COVA SERIES TRUST
GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

-------------------------------------------------------------------------------------------------------
        PAR/SHARE      SECURITY                                                                VALUE
         AMOUNT       DESCRIPTION                                    COUPON     MATURITY      (NOTE 1)
-------------------------------------------------------------------------------------------------------

                   SHORT-TERM INVESTMENTS - 4.7%
                   U.S. GOVERNMENT - 4.7%
        $1,975,000 Federal Home Loan Bank                              +        07/01/97      1,974,671
                                                                                  ---------------------


                   TOTAL Short-Term Investments (Cost $1,974,671)                             1,974,671
                                                                                  ---------------------

                   TOTAL INVESTMENTS - 99.6%
                   (Cost $34,158,022)                                                        41,719,737

                   Other Assets and Liabilities (net) -  0.4%                                   168,205
                                                                                  ---------------------

                   TOTAL NET ASSETS - 100.0%                                     $           41,887,942
                                                                                  =====================



PORTFOLIO FOOTNOTES:

* Non-income producing security as this stock did not declare or pay dividends in the last 12 month period.

^     Securities that may be resold to "qualified institutional buyers"
       under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

+     Zero coupon bond

(a)  Assets segregated for open futures

REIT - Real Estate Investment Trust

ADR - American Depositary Receipt



                       See notes to financial statements





COVA SERIES TRUST
HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------------
       PAR/SHARE   SECURITY                                                                                             VALUE
        AMOUNT     DESCRIPTION                                                   COUPON              MATURITY          (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------

                   DOMESTIC BONDS AND DEBT SECURITIES - 70.5%
                   Advertising - 0.4%
          $200,000 Katz Media Corp                                               10.500%             01/15/07      $    197,000
                                                                                                                   -----------------

                   AEROSPACE & DEFENSE - 3.2%
           200,000 Dyncorp, Inc. (144A) ^                                         9.500%             03/01/07           202,000
           250,000 Sequa Corp                                                     9.375%             12/15/03           256,250
           300,000 Sequa Corp                                                     9.625%             10/15/99           308,250
           600,000 Talley Manufacturing & Technical Corp                         10.750%             10/15/03           627,000
                                                                                                                   -----------------
                                                                                                                      1,393,500
                                                                                                                   -----------------
                   AUTOMOTIVE - 0.7%
           100,000 Collins & Aikman Corp                                         11.500%             04/15/06           113,750
           200,000 Exide Corp                                                    10.750%             12/15/02           211,500
                                                                                                                   -----------------
                                                                                                                        325,250
                                                                                                                   -----------------
                   BUILDING MATERIALS - 1.7%
           550,000 American Standard, Inc                                        10.875%             05/15/99           589,875
           150,000 Clark Materials                                               10.750%             11/15/06           159,375
                                                                                                                   -----------------
                                                                                                                        749,250
                                                                                                                   -----------------
                   CHEMICALS - 1.7%
           534,000 ISP Holdings, Inc                                              9.750%             02/15/02           568,710
           200,000 Pioneer America Corp                                           9.250%             06/15/07           198,000
                                                                                                                   -----------------
                                                                                                                        766,710
                                                                                                                   -----------------
                   COMMUNICATIONS - 11.6%
           500,000 Cablevision Systems, Corp                                     10.500%             05/15/16           552,500
           100,000 Cablevision Systems, Corp                                      9.875%             05/15/06           107,250
           150,000 Centennial Cellular                                            8.875%             11/01/01           149,625
           200,000 Centennial Cellular                                           10.125%             05/15/05           208,500
           200,000 Century Communications Corp                                    8.875%             01/15/07           196,500
           400,000 Echostar Communications                                    0%,12.875%++           06/01/04           338,000
           600,000 Fonorola, Inc                                                 12.500%             08/15/02           669,000
           150,000 Gray Communications Systems, Inc                              10.625%             10/01/06           159,000
           150,000 Intermedia Communications of Florida, Inc                     13.500%             06/01/05           183,750
           300,000 Intermedia Communications of Florida, Inc                  0%,12.500%++           05/15/06           207,750
           650,000 IXC Communications, Inc                                       12.500%             10/01/05           741,000
           300,000 Panamsat L.P                                                   9.750%             08/01/00           315,750
           400,000 Pricellular Wireless Corp                                  0%,12.250%++           10/01/03           378,000
           150,000 Pricellular Wireless Corp                                     10.750%             11/01/04           158,250
           500,000 Teleport Communications                                    0%,11.125%++           07/01/07           361,875
           600,000 Viatel, Inc                                                0%,15.000%++           01/15/05           411,000
                                                                                                                   -----------------
                                                                                                                      5,137,750
                                                                                                                   -----------------
                   COMPUTERS & INFORMATION - 0.8%
           450,000 Bell & Howell Holdings Co                                  0%,11.500%++           03/01/05           364,500
                                                                                                                   -----------------

                   CONTAINERS & PACKAGING - 0.4%
           157,000 Owens-Illinois, Inc                                            9.750%             08/15/04           165,439
                                                                                                                   -----------------

                   COSMETICS & PERSONAL CARE - 0.9%
           300,000 Revlon Consumer Products Corp                                  9.375%             04/01/01           309,750
           100,000 Revlon Consumer Products Corp                                 10.875%             07/15/10           102,000
                                                                                                                   -----------------
                                                                                                                        411,750
                                                                                                                   -----------------
                   ELECTRIC UTILITIES - 1.3%
           200,000 El Paso Electric Co                                            8.250%             02/01/03           208,500
           300,000 Midland Funding Corp. II                                      11.750%             07/23/05           350,250
                                                                                                                   -----------------
                                                                                                                        558,750

                       See notes to financial statements





COVA SERIES TRUST
HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------------
       PAR/SHARE   SECURITY                                                                                             VALUE
        AMOUNT     DESCRIPTION                                                   COUPON              MATURITY          (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------

                   ELECTRONICS - 3.7%
          $550,000 Advanced Micro Devices                                        11.000%             08/01/03        $  617,375
           500,000 Communications & Power Corp                                   12.000%             08/01/05           545,000
           430,000 Exide Electronics Group                                       11.500%             03/15/06           457,950
                                                                                                                   -----------------
                                                                                                                      1,620,325
                                                                                                                   -----------------
                   ENTERTAINMENT & LEISURE - 6.9%
           550,000 Agrosy Gaming                                                 13.250%             06/01/04           532,125
           300,000 Coast Hotels & Casino                                         13.000%             12/15/02           336,750
           280,000 Cobblestone Golf                                              11.500%             06/01/03           295,400
           400,000 Grand Casinos, Inc                                            10.125%             12/01/03           419,000
           650,000 Selmer Co., Inc                                               11.000%             05/15/05           719,875
           500,000 Trump Atlantic City                                           11.250%             05/01/06           490,000
           200,000 Waterford Gaming                                              12.750%             11/15/03           224,500
                                                                                                                   -----------------
                                                                                                                      3,017,650
                                                                                                                   -----------------
                   ENVIRONMENTAL CONTROLS - 0.6%
           230,000 Envirosource, Inc                                              9.750%             06/15/03           227,700
            50,000 Norcal Waste Systems, Inc                                     13.250%             11/15/05            56,250
                                                                                                                   -----------------
                                                                                                                        283,950
                                                                                                                   -----------------
                   FINANCIAL SERVICES - 1.6%
           150,000 AmeriCredit Corp                                               9.250%             02/01/04           147,750
           300,000 Contifinancial Corp                                            8.375%             08/15/03           309,375
           200,000 Trizec Finance, Ltd                                           10.875%             10/15/05           226,000
                                                                                                                   -----------------
                                                                                                                        683,125
                                                                                                                   -----------------
                   FOOD RETAILERS - 2.0%
           500,000 Pantry, Inc                                                   12.000%             11/15/00           505,000
           400,000 Pathmark Stores, Inc                                           9.625%             05/01/03           388,000
                                                                                                                   -----------------
                                                                                                                        893,000
                                                                                                                   -----------------
                   FOREST PRODUCTS & PAPER - 1.0%
           200,000 SD Warren Co                                                  12.000%             12/15/04           223,500
           200,000 Sweetheart Cup                                                 9.625%             09/01/00           201,000
                                                                                                                   -----------------
                                                                                                                        424,500
                                                                                                                   -----------------
                   HEALTH CARE PROVIDERS - 2.3%
           250,000 Merit Behavioral Care                                         11.500%             11/15/05           276,250
           250,000 Tenet Healthcare Corp                                          8.625%             12/01/03           258,750
           300,000 Tenet Healthcare Corp                                         10.125%             03/01/05           330,000
           150,000 Urohealth Systems, Inc                                        12.500%             04/01/04           147,000
                                                                                                                   -----------------
                                                                                                                      1,012,000
                                                                                                                   -----------------
                   HEAVY MACHINERY - 0.3%
           100,000 Terex Corp                                                    13.250%             05/15/02           112,750
                                                                                                                   -----------------

                   INDUSTRIAL - DIVERSIFIED - 1.2%
           500,000 Aetna Industries, Inc                                         11.875%             10/01/06           545,000
                                                                                                                   -----------------

                   INSURANCE - 2.3%
           500,000 American Annuity Group, Inc                                   11.125%             02/01/03           530,000
           475,000 Americo Life, Inc                                              9.250%             06/01/05           486,875
                                                                                                                   -----------------
                                                                                                                      1,016,875
                                                                                                                   -----------------
                   MEDIA - BROADCASTING & PUBLISHING - 6.5%
           350,000 Capstar Broadcasting Corp. (144A) ^                            9.250%             07/01/07           340,375
           150,000 Comcast Corp                                                   9.375%             05/15/05           158,438
           100,000 Comcast Corp                                                   9.125%             10/15/06           104,875
           350,000 EZ Communications                                              9.750%             12/01/05           371,875
           450,000 International Cabletel, Inc                                0%,11.500%++           04/15/05           348,750
           100,000 International Cabletel, Inc                                0%,12.750%++           02/01/06            69,750
           425,000 K-III Communications Corp                                     10.250%             06/01/04           459,000
           500,000 SCI Television                                                11.000%             06/30/05           535,000









                       See notes to financial statements





COVA SERIES TRUST
HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------------
       PAR/SHARE   SECURITY                                                                                             VALUE
        AMOUNT     DESCRIPTION                                                   COUPON              MATURITY          (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------

                   MEDIA - BROADCASTING & PUBLISHING - CONTINUED
          $350,000 Young Broadcasting Corp                                       11.750%             11/15/04           385,875
           100,000 Young Broadcasting Corp                                       10.125%             02/15/05           105,500
                                                                                                                   -----------------
                                                                                                                      2,879,438
                                                                                                                   -----------------
                   METALS - 2.7%
           600,000 Armco, Inc                                                    11.375%             10/15/99           621,000
           250,000 Carbide/Graphite Group, Inc                                   11.500%             09/01/03           273,750
           300,000 WCI Steel, Inc. (Series B)                                    10.000%             12/01/04           312,000
                                                                                                                   -----------------
                                                                                                                      1,206,750
                                                                                                                   -----------------
                   OIL & GAS - 10.6%
           500,000 AES Corp                                                      10.250%             07/15/06           548,750
           275,000 Clark R&M Holdings                                             0.000%+            02/15/20           209,686
           300,000 Dawson Production Services, Inc                                9.375%             02/01/07           306,000
           150,000 Falcon Drilling Co., Inc. (Series B)                           9.750%             01/15/01           156,000
           495,000 Giant Industries                                               9.750%             11/15/03           509,850
           550,000 Global Marine, Inc                                            12.750%             12/15/99           578,188
           500,000 KCS Energy, Inc                                               11.000%             01/15/03           542,500
           400,000 National Energy Group                                         10.750%             11/01/06           414,000
           500,000 Newflo Corp. (Series B)                                       13.250%             11/15/02           540,000
           100,000 Parker Drilling Corp                                           9.750%             11/15/06           105,750
           550,000 Petroleum Heat & Power                                        12.250%             02/01/05           580,250
           150,000 Pride Petroleum Services, Inc                                  9.375%             05/01/07           156,750
                                                                                                                   -----------------
                                                                                                                      4,647,724
                                                                                                                   -----------------
                   RETAILERS - 4.5%
           318,000 Cole National Group                                           11.250%             10/01/01           349,800
           350,000 Cole National Group                                            9.875%             12/31/06           368,375
           500,000 Samsonite Corp                                                11.125%             07/15/05           567,500
           600,000 Waban, Inc                                                    11.000%             05/15/04           673,500
                                                                                                                   -----------------
                                                                                                                      1,959,175
                                                                                                                   -----------------
                   TEXTILES, CLOTHING & FABRICS - 1.6%
           450,000 Anvil Knitwear, Inc. (144A) ^                                 10.875%             03/15/07           456,750
           220,000 Dan River, Inc                                                10.125%             12/15/03           232,100
                                                                                                                   -----------------
                                                                                                                        688,850
                                                                                                                   -----------------

                   TOTAL Domestic Bonds and Debt Securities (Cost $30,141,838)                                       31,061,011
                                                                                                                   -----------------

                   FOREIGN BONDS AND DEBT SECURITIES - 6.5%
                   CANADA - 3.5%
          $366,000 Algoma Steel, Inc                                             12.375%             07/15/05           407,175
          $600,000 Doman Industries Ltd                                           8.750%             03/15/04           583,500
          $500,000 Fundy Cable Ltd                                               11.000%             11/15/05           542,500
                                                                                                                   -----------------
                                                                                                                      1,533,175
                                                                                                                   -----------------
                   COMMUNICATIONS - 0.7%
          $300,000 Rogers Communications, Inc                                    10.875%             04/15/04           315,750
                                                                                                                   -----------------

                   GREAT BRITAIN - 0.1%
          $100,000 Diamond Cable Co. (144A) ^                                 0%,10.750%++           02/15/07            58,000
                                                                                                                   -----------------

                   LUXEMBOURG - 1.0%
          $600,000 Millicom International Cellular                            0%,13.500%++           06/01/06           435,000
                                                                                                                   -----------------

                   NETHERLANDS - 1.2%
          $500,000 Fresh Del Monte                                               10.000%             05/01/03           515,000
                                                                                                                   -----------------


                   TOTAL Foreign Bonds and Debt Securities (Cost $2,720,798)                                          2,856,925
                                                                                                                   -----------------





                       See notes to financial statements





COVA SERIES TRUST
HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
JUNE 30, 1997 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------------
       PAR/SHARE   SECURITY                                                                                             VALUE
        AMOUNT     DESCRIPTION                                                   COUPON              MATURITY          (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------

                   EQUITIES - 3.7%
                   COMMUNICATIONS - 0.8%
               104 Cablevision Systems, Corp. Preferred  *                                                         $     10,842
               350 Intermedia Communications of Florida, Inc. (Warrants) *                                                8,750
               255 Panamsat Corp. Preferred *                                                                           312,375
                                                                                                                   -----------------
                                                                                                                        331,967
                                                                                                                   -----------------
                   ELECTRIC UTILITIES - 0.3%
             1,145 El Paso Electric Co. Preferred                                                                       129,385
                                                                                                                   -----------------

                   ELECTRONICS - 0.0%
               250 Exide Electronics Group (Warrants) *                                                                   1,282
                                                                                                                   -----------------

                   FOOD RETAILERS - 0.2%
             3,177 Super Markets General Holding Preferred *                                                             77,042
                                                                                                                   -----------------

                   HEALTH CARE PROVIDERS - 1.1%
           500,000 Fresenius Med Care Preferred                                                                         512,500
               150 Urohealth Systems, Inc. (Warrants) *                                                                   2,250
                                                                                                                   -----------------
                                                                                                                        514,750
                                                                                                                   -----------------
                   MEDIA - BROADCASTING & PUBLISHING - 1.3%
               930 American Telecasting, Inc. (Warrants) *                                                                5,115
               513 Time Warner, Inc. Preferred (Series M) *                                                             570,501
                                                                                                                   -----------------
                                                                                                                        575,616
                                                                                                                   -----------------

                   TOTAL Equities (Cost $1,492,412)                                                                   1,630,042
                                                                                                                   -----------------

                   REPURCHASE AGREEMENT - 19.0%
                   J.P Morgan Repurchase Agreement at 5.90% due 7/01/97,                                              8,341,000
                                                                                                                   -----------------
                   collaterized by U.S. Treasury Bond, $8,341,000 par, 8.875% coupon, due 2/15/19, repurchase proceeds of $8,342,367.  (Cost $8,341,000)


                   TOTAL INVESTMENTS - 99.7%
                   (Cost $42,696,048)                                                                                43,888,978

                   Other Assets and Liabilities (net) -  0.3%                                                           121,117
                                                                                                                   -----------------

                   TOTAL NET ASSETS - 100.0%                                                                      $  44,010,095
                                                                                                                   =================



                   PORTFOLIO FOOTNOTES:

                   *     Non-income producing security as this stock did not declare or pay dividends in the 12 month period.

                   ^     Securities that may be resold to "qualified institutional buyers"
                          under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.  These securities have been determined to be liquid under guidelines established by the Board of Trustees.

                   +     Zero coupon bond

                   ++   Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.


                       See notes to financial statements








COVA SERIES TRUST
HIGH YIELD PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


         The following table summarizes the portfolio composition at June 30, 1997, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody rating is used.


         PORTFOLIO COMPOSITION BY CREDIT QUALITY
         -----------------------------------------------------------
         RATINGS                                    % OF PORFOLIO

         AAA                                        19.0  %
         BBB                                        1.2
         BB                                         23.3
         B                                          54.0
         CCC                                        2.0
         NR                                         0.5
                                                   -----
                                                   100.0 %
                                                   -----




        Note:  NR = Not Rated



                       See notes to financial statements




================================================================================





                         THIS PAGE INTENTIONALLY BLANK





================================================================================






COVA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------

JUNE 30, 1997 (UNAUDITED)

                                                                             SMALL CAP STOCK       QUALITY BOND      SELECT EQUITY
                                                                                PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                                             ---------------  -----------------   ----------------

ASSETS
       Investments, at value (Note 1)*                                       $   31,525,161    $     8,146,262     $   58,616,251
       Cash                                                                       1,007,205            871,911          2,669,475
       Cash denominated in foreign currencies **                                      -----              -----              -----
       Receivable for investments sold                                               28,228              -----            850,899
       Receivable for Trust shares sold                                              42,087              4,911            195,875
       Dividends receivable                                                          36,555              -----             60,665
       Interest receivable                                                            7,690            107,384              6,506
       Net variation margin on financial futures contracts (Note 4)                   -----              -----              -----
       Receivable from investment adviser (Note 2)                                   45,330             22,441              3,602

                                                                             ---------------  -----------------   ----------------
          Total assets                                                           32,692,256          9,152,909         62,403,273
                                                                             ---------------  -----------------   ----------------
LIABILITIES
       PAYABLES FOR:
          Payable for investments purchased                                         585,100             80,263          2,612,509
          Payable for Trust shares redeemed                                           -----              -----              -----
          Net variation margin on financial futures contracts (Note 4)                -----              -----              -----
          Net open forward currency contracts (Note 5)                                -----              -----              -----
          Investment advisory fee payable (Note 2)                                    -----              -----              -----
       Accrued expenses                                                              35,945             23,777             31,291

                                                                             ---------------  -----------------   ----------------
          Total liabilities                                                         621,045            104,040          2,643,800

                                                                             ---------------  -----------------   ----------------
NET ASSETS                                                                   $   32,071,211    $     9,048,869     $   59,759,473
                                                                             ===============  =================   ================

-----------------------------------------------------------------------------------------------------------------------------------
SOURCES OF NET ASSETS REPRESENTED BY:
       Paid in surplus                                                       $   29,388,493    $     9,018,115     $   51,431,536
       Accumulated net realized gain (loss)                                         (44,219)           (38,675)         2,556,585
       Unrealized appreciation of investments, futures contracts
          and foreign currency                                                    2,727,974             64,185          5,775,200
       Undistributed (distributions in excess of) net investment income              (1,037)             5,244             (3,848)

                                                                             ---------------  -----------------   ----------------
          Total                                                              $   32,071,211    $     9,048,869     $   59,759,473
                                                                             ===============  =================   ================

CAPITAL SHARES OUTSTANDING                                                        2,761,059            899,812          4,696,210
                                                                             ===============  =================   ================

Net Asset Value and Offering Price Per Share                                        $11.616            $10.056            $12.725
                                                                             ===============  =================   ================
See Notes to Financial Statements
-----------------------------------------------------------------------------------------------------------------------------------
*      Investments in securities, at cost                                    $   28,797,187    $     8,083,393    $    52,841,051
**     Cost of cash denominated in foreign currencies                                  ----               ----              -----








                                                                                                         VKAC
LARGE CAP STOCK INTERNATIONAL EQUITY   BOND DEBENTURE   MONEY MARKET QUALITY INCOME   STOCK INDEX  GROWTH AND INCOME    HIGH YIELD
   PORTFOLIO         PORTFOLIO           PORTFOLIO        PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO          PORTFOLIO
---------------   ---------------    ----------------  -------------  --------------  ---------------------------   --------------

 $   19,070,126   $    38,854,295   $   19,014,151    $  62,115,129  $  50,422,894   $  71,159,850 $  41,719,737   $   43,888,978
         38,687         2,172,832        1,163,369              842         38,250              65         2,759            -----
          -----         1,848,114            -----            -----          -----           -----         -----            -----
          -----           400,514          102,000            -----      1,528,297           -----       206,774            -----
         10,313           184,670          222,722            3,978          -----          50,454         -----           67,351
         23,832           135,076            2,096            -----          -----          90,803        52,940            -----
            152            11,948          293,979          141,022        982,946           1,432         4,627          734,816
          -----             -----            -----            -----         30,938           -----         -----            -----
         30,715            94,253           17,510            -----          -----           -----         1,570            -----

----------------    --------------    -------------    -------------   ------------    -----------  -------------    -------------
     19,173,825        43,701,702       20,815,827       62,260,971     53,003,325      71,302,604    41,988,407       44,691,145
----------------    --------------    -------------    -------------   ------------    -----------  -------------    -------------


          -----         2,068,670          594,860            -----      2,180,616           -----        59,485          662,532
         10,313             -----            -----          555,321         26,680           -----        19,508            -----
          -----             -----            -----            -----          -----          29,861         6,650            -----
          -----           106,114            -----            -----          -----           -----         -----            -----
          -----             -----            -----               69         17,003          20,408         -----            3,943
         26,836            41,375           25,536           24,510         16,033          27,740        14,822           14,575

----------------    --------------    -------------    -------------   ------------    -----------  -------------    -------------
         37,149         2,216,159          620,396          579,900      2,240,332          78,009       100,465          681,050

----------------    --------------    -------------    -------------   ------------    -----------  -------------    -------------
 $   19,136,676   $    41,485,543   $   20,195,431    $  61,681,071  $  50,762,993   $  71,224,595  $ 41,887,942   $   44,010,095
================    ==============    =============    =============   ============    ===========  =============    =============

----------------------------------------------------- ----------------------------------------------------------------------------

 $   14,202,252   $    37,450,911   $   19,267,290    $  61,756,255  $  51,034,387   $  30,692,823  $ 32,456,304   $   43,593,922
        954,672           713,154          135,819          (75,184)      (725,521)     15,621,309     1,860,809        (798,206)

      3,979,826         3,326,365          771,257            -----        452,183      24,868,874     7,567,915        1,192,930
            (74)           (4,887)          21,065            -----          1,944          41,589         2,914           21,449

----------------    --------------    -------------    -------------   ------------    -----------  -------------    -------------
 $   19,136,676   $    41,485,543   $   20,195,431    $  61,681,071  $  50,762,993   $  71,224,595  $ 41,887,942   $   44,010,095
================    ==============    =============    =============   ============    ===========  =============    =============

      1,434,252         3,452,054        1,748,144       61,756,255      4,872,457       3,707,329     2,622,052        4,106,008
================    ==============    =============    =============   ============    ===========  =============    =============

        $13.343           $12.018          $11.552            $1.00        $10.418         $19.212       $15.975          $10.718
================    ==============    =============    =============   ============    ===========  =============    =============

----------------------------------------------------- ----------------------------------------------------------------------------
 $   15,090,300   $    35,458,666   $   18,242,894    $  62,115,129  $  49,936,336   $  46,266,154  $ 34,158,022   $   42,696,048
          -----         1,814,522            -----            -----          -----           -----         -----            -----


                       See notes to financial statements







COVA SERIES TRUST

STATEMENTS OF OPERATIONS
------------------------

PERIOD ENDED JUNE 30, 1997 (UNAUDITED)

                                                                     SMALL CAP STOCK  QUALITY BOND  SELECT EQUITY  LARGE CAP STOCK
                                                                         PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                                         ---------      ---------     ---------        ---------

INVESTMENT INCOME
       Dividends (1)                                                     $   145,596    $      --      $   275,502   $   153,747
       Interest                                                               44,599        245,124         33,753           893

                                                                         -----------    -----------    -----------   -----------
          Total investment income                                            190,195        245,124        309,255       154,640
                                                                         -----------    -----------    -----------   -----------
EXPENSES
       Investment advisory fee (Note 2)                                       91,769         19,905        145,228        56,630
       Custody, fund accounting, and transfer agent fees                      79,857         14,724         61,309        30,680
       Audit                                                                  14,728         14,728         14,728        14,728
       Trustee fees and expenses                                               3,873          3,873          3,873         3,885
       Legal                                                                   1,149          1,149          1,149         1,149
       Shareholder reporting                                                      77             77             77            77

                                                                         -----------    -----------    -----------   -----------
          Total expenses                                                     191,453         54,456        226,364       107,149
          Less fees waived and expenses reimbursed by the adviser             88,887         30,932         61,772        41,807

                                                                         -----------    -----------    -----------   -----------
          Net expenses                                                       102,566         23,524        164,592        65,342
                                                                         -----------    -----------    -----------   -----------
       Net investment income                                                  87,629        221,600        144,663        89,298
                                                                         -----------    -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
       FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED
       TRANSACTIONS
       Net realized gain (loss) on investments                                (3,224)        (4,648)     2,653,676       955,142
       Net realized gain from futures contracts                                 --             --             --            --
       Net realized gain from foreign currency related transactions             --             --             --            --

          Net realized gain (loss) on investments, futures contracts
                                                                         -----------    -----------    -----------   -----------
          and foreign currency related transactions                           (3,224)        (4,648)     2,653,676       955,142

                                                                         -----------    -----------    -----------   -----------
       Unrealized appreciation of investments, futures contracts
          and foreign currency
              Beginning of period                                            498,352         63,737      1,054,575     1,582,389
              End of period                                                2,727,974         64,186      5,775,200     3,979,826

                                                                         -----------    -----------    -----------   -----------

       Net change in unrealized appreciation (depreciation)  of
          investments futures contracts and foreign currency               2,229,622            449      4,720,625     2,397,437

                                                                         -----------    -----------    -----------   -----------
       Net realized and unrealized gain/(loss) on investments, futureS
       contracts and foreign currency related transactions                 2,226,398         (4,199)     7,374,301     3,352,579

                                                                         -----------    -----------    -----------   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 2,314,027    $   217,401    $ 7,518,964   $ 3,441,877
                                                                         ===========    ===========    ===========   ===========



------------------------------------------------------------------------------------------------------------------------------------
 (1)   Dividend income is net of withhholding taxes of:                  $     -----    $     -----    $       159   $       791





                       See notes to financial statements







                                                                                                VKAC
       INTERNATIONAL EQUITY            BOND DEBENTURE             MONEY MARKET             QUALITY INCOME
             PORTFOLIO                   PORTFOLIO                 PORTFOLIO                  PORTFOLIO
     --------------------------    -----------------------   -----------------------    ----------------------

   $                   384,242   $                 16,087  $                  -----   $                 -----
                        49,237                    477,361                 1,238,044                 1,949,391

     --------------------------    -----------------------   -----------------------    ----------------------
                       433,479                    493,448                 1,238,044                 1,949,391
     --------------------------    -----------------------   -----------------------    ----------------------

                       112,801                     47,813                   110,977                   139,144
                       134,849                     21,873                    22,205                    47,851
                        14,728                     14,728                     2,100                     2,100
                         3,873                      3,868                     1,377                     1,384
                         1,149                      1,149                       711                       711
                            77                         77                     -----                     -----

     --------------------------    -----------------------   -----------------------    ----------------------
                       267,477                     89,508                   137,370                   191,190
                       141,405                     35,320                   115,176                    24,217

     --------------------------    -----------------------   -----------------------    ----------------------
                       126,072                     54,188                    22,194                   166,973
     --------------------------    -----------------------   -----------------------    ----------------------
                       307,407                    439,260                 1,215,850                 1,782,418
     --------------------------    -----------------------   -----------------------    ----------------------




                       648,657                    136,006                     -----                  (192,181)
                         -----                      -----                     -----                   (33,114)
                        80,056                      -----                     -----                     -----


     --------------------------    -----------------------   -----------------------    ----------------------
                       728,713                    136,006                     -----                  (225,295)

     --------------------------    -----------------------   -----------------------    ----------------------


                       883,114                    283,061                     -----                   683,818
                     3,326,366                    771,257                     -----                   452,183

     --------------------------    -----------------------   -----------------------    ----------------------


                     2,443,252                    488,196                     -----                  (231,635)

     --------------------------    -----------------------   -----------------------    ----------------------

                     3,171,965                    624,202                     -----                  (456,930)

     --------------------------    -----------------------   -----------------------    ----------------------

   $                 3,479,372   $              1,063,462  $              1,215,850   $             1,325,488
     ==========================    =======================   =======================    ======================



---------------------------------------------------------------------------------------------------------------
   $                    60,385   $                  -----  $                  -----   $                 -----







       STOCK INDEX            GROWTH AND INCOME              HIGH YIELD
        PORTFOLIO                 PORTFOLIO                   PORTFOLIO
   ---------------------   -------------------------    ----------------------

 $              671,927  $                  320,479   $                 7,760
                 61,198                      91,691                 1,858,951

   ---------------------   -------------------------    ----------------------
                733,125                     412,170                 1,866,711
   ---------------------   -------------------------    ----------------------

                189,597                     109,047                   153,509
                 85,186                      42,702                    41,830
                  2,100                       2,100                     2,100
                  1,440                       1,361                     1,726
                    711                         696                       711
                  -----                       -----                     -----

   ---------------------   -------------------------    ----------------------
                279,034                     155,906                   199,876
                 51,517                      28,685                    25,899

   ---------------------   -------------------------    ----------------------
                227,517                     127,221                   173,977
   ---------------------   -------------------------    ----------------------
                505,608                     284,949                 1,692,734
   ---------------------   -------------------------    ----------------------




             15,198,105                   1,707,565                   195,675
                619,225                     187,622                     -----
                  -----                       -----                     -----


   ---------------------   -------------------------    ----------------------
             15,817,330                   1,895,187                   195,675

   ---------------------   -------------------------    ----------------------


             27,209,404                   4,042,130                 1,037,177
             24,868,873                   7,567,915                 1,192,930

   ---------------------   -------------------------    ----------------------


             (2,340,531)                  3,525,785                   155,753

   ---------------------   -------------------------    ----------------------

             13,476,799                   5,420,972                   351,428

   ---------------------   -------------------------    ----------------------

 $           13,982,407  $                5,705,921   $             2,044,162
   =====================   =========================    ======================



------------------------------------------------------------------------------
 $                2,527  $                    1,749   $                 -----








COVA SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                        SMALL CAP STOCK
                                                                                           PORTFOLIO
                                                                         -----------------------------------------------
                                                                            SIX MONTHS ENDED           PERIOD ENDED
                                                                             JUNE 30, 1997             DECEMBER 31,
                                                                              (UNAUDITED)                 1996 *
                                                                         -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                             $                 87,629  $               55,635
     Net realized gain (loss) on investments, futures contracts,
         option contracts and foreign currency related transactions                      (3,224)                640,056
     Net change in unrealized appreciation (depreciation)
         on investments, futures contracts, option contracts and
         foreign currency                                                             2,229,622                 498,352

                                                                         -----------------------   ---------------------
     Net increase in net assets resulting from operations                             2,314,027               1,194,043

                                                                         -----------------------   ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                              (84,711)                (53,613)
     Net realized gains                                                                 (98,893)               (582,244)
     In excess of net investment income                                                   -----                   -----

                                                                         -----------------------   ---------------------
     Total distributions                                                               (183,604)               (635,857)

                                                                         -----------------------   ---------------------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
     Proceeds from shares sold                                                       14,685,562              10,623,372
     Net asset value of shares issued through dividend reinvestment                     805,199                  14,261
     Cost of shares repurchased                                                        (200,652)             (1,545,140)

                                                                         -----------------------   ---------------------
     Net increase (decrease) in net assets derived from
     capital share transactions                                                      15,290,109               9,092,493

                                                                         -----------------------   ---------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              17,420,532               9,650,679
NET ASSETS:
     Beginning of period                                                             14,650,679               5,000,000
                                                                         -----------------------   ---------------------

     End of period                                                     $             32,071,211  $           14,650,679
                                                                         =======================   =====================
     Undistributed (distributions in excess of) net investment income  $                 (1,037) $               (3,955)
                                                                         =======================   =====================

CAPITAL SHARE TRANSACTIONS:
Beginning shares                                                                      1,341,383                 500,000
                                                                         -----------------------   ---------------------
Shares sold                                                                           1,364,394                 986,571
Shares issued through dividend reinvestment                                              73,770                   1,363
Shares repurchased                                                                      (18,488)               (146,551)
                                                                         -----------------------   ---------------------
Net increase / (decrease) in shares outstanding                                       1,419,676                 841,383
                                                                         -----------------------   ---------------------
Ending shares                                                                         2,761,059               1,341,383
                                                                         =======================   =====================


   * Fund commenced operations on April 2, 1996









              QUALITY BOND                                       Select Equity
               PORTFOLIO                                           Portfolio
--------------------------------------------     -----------------------------------------------
SIX MONTHS ENDED           PERIOD ENDED             Six Months Ended           Period ended
 JUNE 30, 1997             DECEMBER 31,              June 30, 1997             December 31,
  (UNAUDITED)                 1996 *                  (Unaudited)                 1996 *
--------------------------------------------     -----------------------------------------------


 $        221,600  $              259,046      $                144,663  $              109,126

           (4,648)                (35,063)                    2,653,676                 483,583


              449                  63,737                     4,720,625               1,054,575

   ---------------   ---------------------       -----------------------   ---------------------
          217,401                 287,720                     7,518,964               1,647,284

   ---------------   ---------------------       -----------------------   ---------------------

         (263,172)               (211,194)                     (148,268)               (109,126)
            -----                   -----                      (330,961)               (249,713)
            -----                   -----                         -----                    (243)

   ---------------   ---------------------       -----------------------   ---------------------
         (263,172)               (211,194)                     (479,229)               (359,082)

   ---------------   ---------------------       -----------------------   ---------------------

        5,451,034               3,657,629                    28,348,306              19,036,561
          406,195                  68,171                       814,539                  23,772
       (2,564,637)             (3,000,278)                     (277,026)             (1,514,616)

   ---------------   ---------------------       -----------------------   ---------------------

        3,292,592                 725,522                    28,885,819              17,545,717

   ---------------   ---------------------       -----------------------   ---------------------
        3,246,821                 802,048                    35,925,554              18,833,919

        5,802,048               5,000,000                    23,833,919               5,000,000
   ---------------   ---------------------       -----------------------   ---------------------

 $      9,048,869  $            5,802,048      $             59,759,473  $           23,833,919
   ===============   =====================       =======================   =====================
 $          5,244  $               46,816      $                 (3,848) $                 (243)
   ===============   =====================       =======================   =====================


          575,476                 500,000                     2,218,737                 500,000
   ---------------   ---------------------       -----------------------   ---------------------
          536,991                 364,502                     2,433,214               1,868,411
           40,367                   6,904                        68,782                   2,403
         (253,022)               (295,930)                      (24,523)               (152,077)
   ---------------   ---------------------       -----------------------   ---------------------
          324,336                  75,476                     2,477,473               1,718,737
   ---------------   ---------------------       -----------------------   ---------------------
          899,812                 575,476                     4,696,210               2,218,737
   ===============   =====================       =======================   =====================





                  Large Cap Stock                                  International Equity
                     Portfolio                                          Portfolio
   --------------------------------------------------------------------------------------------------
      Six Months Ended           Period ended            Six Months Ended           Period ended
       June 30, 1997             December 31,             June 30, 1997             December 31,
        (Unaudited)                 1996 *                 (Unaudited)                 1996 *
   -----------------------------------------------    -----------------------------------------------

 $                 89,298  $              185,870   $                307,407  $               97,324

                  955,142                 387,045                    728,713                  65,848


                2,397,437               1,582,389                  2,443,252                 883,114

   -----------------------   ---------------------    -----------------------   ---------------------
                3,441,877               2,155,304                  3,479,372               1,046,286

   -----------------------   ---------------------    -----------------------   ---------------------

                  (92,337)               (182,905)                  (339,450)                (81,947)
                  (90,320)               (297,195)                   (39,953)                (29,676)
                    -----                   -----                      -----                   -----

   -----------------------   ---------------------    -----------------------   ---------------------
                 (182,657)               (480,100)                  (379,403)               (111,623)

   -----------------------   ---------------------    -----------------------   ---------------------

                2,695,160               1,106,964                 22,446,730              14,218,522
                  593,055                  69,702                    453,095                  37,930
               (4,182,354)             (1,080,275)                  (133,506)             (4,571,860)

   -----------------------   ---------------------    -----------------------   ---------------------

                 (894,139)                 96,391                 22,766,319               9,684,592

   -----------------------   ---------------------    -----------------------   ---------------------
                2,365,081               1,771,595                 25,866,288              10,619,255

               16,771,595              15,000,000                 15,619,255               5,000,000
   -----------------------   ---------------------    -----------------------   ---------------------

 $             19,136,676  $           16,771,595   $             41,485,543  $           15,619,255
   =======================   =====================    =======================   =====================
 $                    (74) $                2,965   $                 (4,887) $               27,156
   =======================   =====================    =======================   =====================


                1,509,371               1,500,000                  1,425,198                 500,000
   -----------------------   ---------------------    -----------------------   ---------------------
                  219,004                 101,577                  2,000,584               1,367,780
                   50,783                   6,843                     38,229                   3,673
                 (344,906)                (99,049)                   (11,957)               (446,255)
   -----------------------   ---------------------    -----------------------   ---------------------
                  (75,119)                  9,371                  2,026,856                 925,198
   -----------------------   ---------------------    -----------------------   ---------------------
                1,434,252               1,509,371                  3,452,054               1,425,198
   =======================   =====================    =======================   =====================














COVA SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------


                                                                                                Bond Debenture
                                                                                                   Portfolio
                                                                                -----------------------------------------------
                                                                                   Six Months Ended           Period ended
                                                                                    June 30, 1997             December 31,
                                                                                     (Unaudited)                 1996 *
                                                                                -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:                                                                     $              439,260  $              196,556
     Net investment income
     Net realized gain (loss) on investments, futures contracts,                               136,006                  64,118
         option contracts and foreign currency related transactions
     Net change in unrealized appreciation (depreciation)
         on investments, futures contracts, option contracts and                               488,196                 283,061
         foreign currency
                                                                                -----------------------   ---------------------
                                                                                             1,063,462                 543,735
     Net increase in net assets resulting from operations
                                                                                -----------------------   ---------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:                                                           (420,203)               (194,548)
     Net investment income                                                                      (9,130)                (55,174)
     Net realized gains                                                                          -----                   -----
     In excess of net investment income
                                                                                -----------------------   ---------------------
                                                                                              (429,333)               (249,722)
     Total distributions
                                                                                -----------------------   ---------------------

CAPITAL SHARE TRANSACTIONS (NOTE 3):                                                        11,831,799               7,553,231
     Proceeds from shares sold                                                                 663,579                  15,475
     Net asset value of shares issued through dividend reinvestment                           (597,338)               (699,457)
     Cost of shares repurchased
                                                                                -----------------------   ---------------------

     Net increase (decrease) in net assets derived from                                     11,898,040               6,869,249
     capital share transactions
                                                                                -----------------------   ---------------------
                                                                                            12,532,169               7,163,262
TOTAL INCREASE (DECREASE) IN NET ASSETS
NET ASSETS:                                                                                  7,663,262                 500,000
     Beginning of period                                                        -----------------------   ---------------------

                                                                                $           20,195,431  $            7,663,262
     End of period                                                              =======================   =====================
                                                                                $               21,065  $                2,008
     Undistributed (distributions in excess of) net investment income           =======================   =====================


CAPITAL SHARE TRANSACTIONS:                                                                    698,547                  50,000
Beginning shares                                                                -----------------------   ---------------------
                                                                                             1,044,770                 714,357
Shares sold                                                                                     58,606                   1,514
Shares issued through dividend reinvestment                                                    (53,779)                (67,324)
Shares repurchased                                                              -----------------------   ---------------------
                                                                                             1,049,597                 648,547
Net increase / (decrease) in shares outstanding                                 -----------------------   ---------------------
                                                                                             1,748,144                 698,547
Ending shares                                                                   =======================   =====================


   * Fund commenced operations on April 2, 1996







                      Money Market
                       Portfolio
---------------------------------------------------
       Six Months Ended            Year ended
        June 30, 1997             December 31,
         (Unaudited)                  1996
    -----------------------------------------------


  $              1,215,850  $            1,778,758

                     -----                     374


                     -----                   -----

    -----------------------   ---------------------
                 1,215,850               1,779,132

    -----------------------   ---------------------

                (1,215,850)             (1,778,758)
                     -----                   -----
                     -----                   -----

    -----------------------   ---------------------
                (1,215,850)             (1,778,758)

    -----------------------   ---------------------

                43,769,588              34,135,639
                 1,215,850               1,778,758
               (14,259,255)            (39,342,379)

    -----------------------   ---------------------

                30,726,183              (3,427,982)

    -----------------------   ---------------------
                30,726,183              (3,427,608)

                30,954,888              34,382,496
    -----------------------   ---------------------

  $             61,681,071  $           30,954,888
    =======================   =====================
  $                 ------  $               ------
    =======================   =====================


                31,030,072              34,458,054
    -----------------------   ---------------------
                43,769,588              34,135,639
                 1,215,850               1,778,758
               (14,259,255)            (39,342,379)
    -----------------------   ---------------------
                30,726,183              (3,427,982)
    -----------------------   ---------------------
                61,756,255              31,030,072
    =======================   =====================




                       See notes to financial statements







                   Quality Income                                      Stock Index
                      Portfolio                                         Portfolio
  ---------------------------------------------------------------------------------------------------
     Six Months Ended            Year ended             Six Months Ended            Year ended
      June 30, 1997             December 31,             June 30, 1997             December 31,
       (Unaudited)                  1996                  (Unaudited)                  1996
  -----------------------------------------------    -----------------------------------------------


$              1,782,418  $            3,033,706   $                505,608  $            1,540,280

                (225,295)               (661,414)                15,817,330               2,883,097


                (231,635)               (688,059)                (2,340,531)             13,156,063

  -----------------------   ---------------------    -----------------------   ---------------------
               1,325,488               1,684,233                 13,982,407              17,579,440

  -----------------------   ---------------------    -----------------------   ---------------------

              (2,664,748)             (2,168,653)                  (519,440)             (1,532,148)
                   -----                  (8,168)                  (288,033)             (2,778,218)
                   -----                   -----                      -----                   -----

  -----------------------   ---------------------    -----------------------   ---------------------
              (2,664,748)             (2,176,821)                  (807,473)             (4,310,366)

  -----------------------   ---------------------    -----------------------   ---------------------

              14,739,332              22,903,638                  3,285,322               7,574,621
               3,465,736               1,375,833                  4,316,491                 801,349
             (17,426,963)            (13,853,598)               (36,112,336)            (21,068,260)

  -----------------------   ---------------------    -----------------------   ---------------------

                 778,105              10,425,873                (28,510,523)            (12,692,290)

  -----------------------   ---------------------    -----------------------   ---------------------
                (561,155)              9,933,285                (15,335,589)                576,784

              51,324,148              41,390,863                 86,560,184              85,983,400
  -----------------------   ---------------------    -----------------------   ---------------------

$             50,762,993  $           51,324,148   $             71,224,595  $           86,560,184
  =======================   =====================    =======================   =====================
$                  1,944  $              884,274   $                 41,589  $               55,421
  =======================   =====================    =======================   =====================


               4,801,097               3,807,302                  5,367,589               6,210,939
  -----------------------   ---------------------    -----------------------   ---------------------
               1,369,924               2,174,582                    184,688                 513,644
                 330,760                 130,798                    260,584                  53,172
              (1,629,324)             (1,311,585)                (2,105,532)             (1,410,166)
  -----------------------   ---------------------    -----------------------   ---------------------
                  71,360                 993,795                 (1,660,260)               (843,350)
  -----------------------   ---------------------    -----------------------   ---------------------
               4,872,457               4,801,097                  3,707,329               5,367,589
  =======================   =====================    =======================   =====================



                  VKAC Growth and Income
                        Portfolio
--------------------------------------------------
      Six Months Ended            Year ended
       June 30, 1997             December 31,
        (Unaudited)                  1996
   -----------------------------------------------


 $                284,949  $              517,014

                1,895,187               1,680,286


                3,525,785               2,293,883

   -----------------------   ---------------------
                5,705,921               4,491,183

   -----------------------   ---------------------

                 (287,600)               (511,450)
                 (513,390)             (1,207,683)
                    -----                   -----

   -----------------------   ---------------------
                 (800,990)             (1,719,133)

   -----------------------   ---------------------

                4,312,760              10,401,256
                2,309,071                 211,053
               (1,231,986)             (1,515,500)

   -----------------------   ---------------------

                5,389,845               9,096,809

   -----------------------   ---------------------
               10,294,776              11,868,859

               31,593,166              19,724,307
   -----------------------   ---------------------

 $             41,887,942  $           31,593,166
   =======================   =====================
 $                  2,914  $                5,564
   =======================   =====================


                2,258,899               1,576,436
   -----------------------   ---------------------
                  288,193                 780,898
                  158,969                  15,904
                  (84,009)               (114,339)
   -----------------------   ---------------------
                  363,153                 682,463
   -----------------------   ---------------------
                2,622,052               2,258,899
   =======================   =====================




                       See notes to financial statements





COVA SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                               High Yield
                                                                                                Portfolio
                                                                         ----------------------------------------------------
                                                                                 Six Months Ended            Year ended
                                                                                  June 30, 1997             December 31,
INCREASE (DECREASE) IN NET ASSETS:                                                 (Unaudited)                  1996
                                                                         ----------------------------------------------------
OPERATIONS:
     Net investment income                                                  $              1,692,734  $            3,456,028
     Net realized gain (loss) on investments, futures contracts,
         option contracts and foreign currency related transactions                          195,675                 513,675
     Net change in unrealized appreciation (depreciation)
         on investments, futures contracts, option contracts and
         foreign currency                                                                    155,753                 293,614

                                                                              -----------------------   ---------------------
     Net increase in net assets resulting from operations                                  2,044,162               4,263,317

                                                                              -----------------------   ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                (1,652,114)             (3,453,570)
     Net realized gains                                                                        -----                   -----
     In excess of net investment income                                                        -----                 (19,171)

                                                                              -----------------------   ---------------------
     Total distributions                                                                  (1,652,114)             (3,472,741)

                                                                              -----------------------   ---------------------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
     Proceeds from shares sold                                                            12,296,689              25,000,540
     Net asset value of shares issued through dividend reinvestment                        3,457,756               1,667,100
     Cost of shares repurchased                                                          (13,201,036)            (22,908,998)

                                                                              -----------------------   ---------------------
     Net increase (decrease) in net assets derived from
     capital share transactions                                                            2,553,409               3,758,642

                                                                              -----------------------   ---------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    2,945,457               4,549,218
NET ASSETS:
     Beginning of period                                                                  41,064,638              36,515,420
                                                                              -----------------------   ---------------------

     End of period                                                          $             44,010,095  $           41,064,638
                                                                              =======================   =====================
     Undistributed (distributions in excess of) net investment income       $                 21,449  $              (19,171)
                                                                              =======================   =====================

CAPITAL SHARE TRANSACTIONS:
Beginning shares                                                                           3,864,501               3,495,538
                                                                              -----------------------   ---------------------
Shares sold                                                                                1,138,215               2,395,207
Shares issued through dividend reinvestment                                                  324,185                 159,825
Shares repurchased                                                                        (1,220,893)             (2,186,069)
                                                                              -----------------------   ---------------------
Net increase / (decrease) in shares outstanding                                              241,507                 368,963
                                                                              -----------------------   ---------------------
Ending shares                                                                              4,106,008               3,864,501
                                                                              =======================   =====================


   * Fund commenced operations on April 2, 1996




                       See notes to financial statements







================================================================================





                         THIS PAGE INTENTIONALLY BLANK





================================================================================








COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                                  Small Cap Stock
                                                                                     Portfolio
                                                                   -----------------------------------------------
                                                                                                For the period
                                                                                               from May 1, 1996
                                                                     Six Months Ended          (date of initial
                                                                      June 30, 1997           public offering) to
                                                                       (Unaudited)             December 31, 1996
                                                                   -----------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                               $              10.922                    10.512$
                                                                   ---------------------     ---------------------

            INCOME FROM INVESTMENT OPERATIONS
                Net investment income                                              0.034                     0.057
                Net realized and unrealized gains (losses)                         0.727                     0.843
                                                                   ---------------------     ---------------------
            Total from investment operations                                       0.761                     0.900
                                                                   ---------------------     ---------------------

            DISTRIBUTIONS
                Dividends from net investment income                              (0.031)                   (0.055)
                Distributions from net realized gains                             (0.036)                   (0.435)
                Distributions in excess of net investment income                    ----                      ----
                Return of capital distributions                                     ----                      ----
                                                                   ---------------------     ---------------------
            Total distributions                                                   (0.067)                   (0.490)
                                                                   ---------------------     ---------------------
NET ASSET VALUE, END OF PERIOD                                     $              11.616     $              10.922
                                                                   ---------------------     ---------------------

TOTAL RETURN                                                                       7.04%*                    8.65%*
                                                                   ---------------------     ---------------------

RATIOS/SUPPLEMENTAL DATA:
         Net Assets, end of period (In millions)                   $              32.1       $              14.7

         RATIOS TO AVERAGE NET ASSETS (1):
            Expenses                                                               0.95%**                   0.95%**
            Net investment income                                                  0.81%**                   0.87%**

         PORTFOLIO TURNOVER RATE                                                  57.2%                    102.4%
         AVERAGE COMMISSION RATE PAID (2)                                         $0.0394                   $0.0371




(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

         Ratio of Expenses to Average Net Assets:                                  1.77%**                   2.68%**

         Ratio of Net Investment Income to Average Net Assets:                    (0.01%)**                 (0.86%)**


(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.


+          Amount is less than .0005
*          Non-annualized
**         Annualized
N/A        Not Applicable






                    Quality Bond
                     Portfolio
 ---------------------------------------------------
                                 For the period
                                from May 1, 1996
   Six Months Ended             (date of initial
     June 30, 1997             public offering) to
      (Unaudited)               December 31, 1996
 ---------------------------------------------------

                 10.082     $                  9.897
 ----------------------     ------------------------


                  0.226                        0.459
                  0.050                        0.102
 ----------------------     ------------------------
                  0.276                        0.561
 ----------------------     ------------------------


                 (0.302)                      (0.376)
                   ----                         ----
                   ----                         ----
                   ----                         ----
 ----------------------     ------------------------
                 (0.302)                      (0.376)
 ----------------------     ------------------------
 $               10.056     $                 10.082
 ----------------------     ------------------------

                   2.79%*                      5.68%*
 ----------------------     ------------------------


 $                  9.0     $                    5.8


                   0.65%**                     0.65%**
                   6.12%**                     5.94%**

                   45.3%                      181.3%
                   N/A                          N/A








                    1.50%**                     1.52%**

                    5.27%**                     5.07%**






                       See notes to financial statements






                           Select Equity                                             Large Cap Stock
                             Portfolio                                                  Portfolio
       ------------------------------------------------------     -------------------------------------------------------
                                             For the period                                               For the period
                                           from May 1, 1996                                             from May 1, 1996
          Six Months Ended                 (date of initial           Six Months Ended                  (date of initial
            June 30, 1997               public offering) to            June 30, 1997                 public offering) to
             (Unaudited)                  December 31, 1996              (Unaudited)                   December 31, 1996
       ------------------------------------------------------     -------------------------------------------------------

       $                 10.742      $                10.084      $                 11.112      $                 10.003
       ------------------------      ------------------------     -------------------------     -------------------------


                         0.031                         0.081                         0.063                         0.124
                         2.055                         0.771                         2.297                         1.304
       ------------------------      ------------------------     -------------------------     -------------------------
                         2.086                         0.852                         2.360                         1.428
       ------------------------      ------------------------     -------------------------     -------------------------


                        (0.032)                       (0.081)                       (0.065)                       (0.122)
                        (0.071)                       (0.113)                       (0.064)                       (0.197)
                          ----                             +                          ----                          ----
                          ----                          ----                          ----                          ----
       ------------------------      ------------------------     -------------------------     -------------------------
                        (0.103)                       (0.194)                       (0.129)                       (0.319)

       ------------------------      ------------------------     -------------------------     -------------------------
       $                12.725       $                10.742      $                 13.343      $                 11.112
       ------------------------      ------------------------     -------------------------     -------------------------

                         19.49%*                        8.52%*                       21.23%*                      14.35%*
       ------------------------      ------------------------     -------------------------     -------------------------


       $                  59.8       $                  23.8      $                    19.1     $                   16.8


                         0.85%**                       0.85%**                        0.75%**                      0.75%**
                         0.75%**                       1.35%**                        1.02%**                      1.56%**

                         72.5%                        123.9%                          29.7%                         35.5%
                       $0.0422                       $0.0406                        $0.0325                       $0.0323








                         1.17%**                       1.70%**                        1.23%**                      1.23%**

                         0.43%**                       0.50%**                        0.54%**                      1.08%**





                  International Equity
                       Portfolio
 -------------------------------------------------------
                                         For the period
                                       from May 1, 1996
     Six Months Ended                  (date of initial
      June 30, 1997                 public offering) to
       (Unaudited)                    December 31, 1996
 -------------------------------------------------------

 $                 10.959      $                 10.215
 -------------------------     -------------------------


                    0.080                         0.096
                    1.091                         0.755
 -------------------------     -------------------------
                    1.171                         0.851
 -------------------------     -------------------------


                   (0.100)                       (0.086)
                   (0.012)                       (0.021)
                     ----                          ----
                     ----                          ----
 -------------------------     -------------------------
                   (0.112)                       (0.107)

 -------------------------     -------------------------
 $                 12.018      $                 10.959
 -------------------------     -------------------------

                    10.69%*                       8.44%*
 -------------------------     -------------------------


 $                   41.5      $                   15.6


                    0.95%**                       0.95%**
                    2.32%**                       1.43%**

                    36.9%                         48.2%
                  $0.0297                       $0.0107








                    2.01%**                       3.80%**

                    1.26%**                      (1.42%)**







                       See notes to financial statements







COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                                        Bond Debenture
                                                                                           Portfolio
                                                                     ------------------------------------------------------
                                                                                                            For the period
                                                                                                          from May 1, 1996
                                                                        Six Months Ended                  (date of initial
                                                                          June 30, 1997                public offering) to
                                                                           (Unaudited)                   December 31, 1996
                                                                     ------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                               $                   10.970     $                  10.098
                                                                     ------------------------      ------------------------

            INCOME FROM INVESTMENT OPERATIONS
                                                                                        0.258                         0.345
                Net investment income                                                   0.578                         0.949
                Net realized and unrealized gains (losses)           ------------------------      ------------------------
                                                                                        0.836                         1.294
            Total from investment operations                         ------------------------      ------------------------


            DISTRIBUTIONS                                                              (0.249)                       (0.342)
                Dividends from net investment income                                   (0.005)                       (0.080)
                Distributions from net realized gains                                   ----                          ----
                Distributions in excess of net investment income                        ----                          ----
                Return of capital distributions                      ------------------------      ------------------------
                                                                                       (0.254)                       (0.422)
            Total distributions
                                                                     ------------------------      ------------------------
NET ASSET VALUE, END OF PERIOD                                     $                   11.552     $                  10.970
                                                                     ------------------------      ------------------------

TOTAL RETURN                                                                            7.61%                        12.89%*
                                                                     ------------------------      ------------------------

RATIOS/SUPPLEMENTAL DATA:
         Net Assets, end of period (In millions)                   $                    20.2      $                    7.7

         RATIOS TO AVERAGE NET ASSETS (1):
            Expenses                                                                   0.85%**                       0.85%
            Net investment income                                                      6.89%**                       7.26%

         PORTFOLIO TURNOVER RATE                                                       45.7%                         58.1%
         AVERAGE COMMISSION RATE PAID (2)                                            $0.0700                       $0.0677




(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

         Ratio of Expenses to Average Net Assets:                                      1.40%**                       2.05%**

         Ratio of Net Investment Income to Average Net Assets:                         6.34%**                       6.06%**


(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.


+          Amount is less than .0005
*          Non-annualized
**         Annualized
N/A        Not Applicable



                       See notes to financial statements





                                                                Money Market
                                                                  Portfolio
       ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                      July 1, 1991
                                                                                                                  (Commencement of
         Six Months Ended                             Years Ended December 31,                                          Investment
          June 30, 1997                                                                                             Operations) to
           (Unaudited)              1996          1995          1994          1993          1992                 December 31, 1991
       ---------------------     -------------------------------------------------------------------------------------------------

       $               1.00      $       1.0   $       1.0   $       1.0   $       1.0   $      1.00             $            1.00
       ---------------------     -----------   -----------   -----------   -----------   -----------              ----------------


                       0.027           0.053         0.059         0.041         0.032         0.038                         0.027
                       0.000            ----          ----          ----          ----          ----                          ----
       ---------------------     -----------   -----------   -----------   -----------   -----------              ----------------
                       0.027           0.053         0.059         0.041         0.032         0.038                         0.027
       ---------------------     -----------   -----------   -----------   -----------   -----------              ----------------


                      (0.027)         (0.053)       (0.059)       (0.041)       (0.032)       (0.038)                       (0.027)
                       ----            ----          ----          ----          ----          ----                          ----
                       ----            ----          ----          ----          ----          ----                          ----
                       ----            ----          ----          ----          ----          ----                          ----
       ---------------------     -----------   -----------   -----------   -----------   -----------              ----------------
                      (0.027)         (0.053)       (0.059)       (0.041)       (0.032)       (0.038)                       (0.027)

       ---------------------     -----------   -----------   -----------   -----------   -----------              ----------------
       $                1.00     $      1.00   $      1.00   $      1.00   $      1.00   $      1.00              $           1.00
       ---------------------     -----------   -----------   -----------   -----------   -----------              ----------------

                       2.69%           5.42%         6.01%         4.23%         3.24%         3.88%                         2.75%
       ---------------------     -----------   -----------   -----------   -----------   -----------              ----------------


       $                61.7     $      31.0   $      34.4   $      75.9   $       6.6   $       4.0              $            5.4


                       0.10%**         0.11%         0.11%         0.10%         0.10%         0.10%                         0.09%**
                       5.48%**         5.31%         5.68%         4.37%         3.23%         3.63%                         5.11%**

                        N/A             N/A           N/A           N/A           N/A           N/A                           N/A
                        N/A             N/A           N/A           N/A           N/A           N/A                           N/A








                       0.62%**         0.74%         0.64%         0.68%         0.86%         1.30%                         1.11%**

                       4.96%**         4.68%         5.25%         3.79%         2.47%         2.43%                         4.10%**




                       See notes to financial statements












COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                                      Quality Income
                                                                                         Portfolio
                                                       -----------------------------------------------------------------------------


                                                         Six Months Ended                    Years Ended December 31,
                                                         June 30, 1997
                                                         (Unaudited)     1996     1995       1994      1993      1992       1991
                                                         ------------ --------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $   10.690 $  10.871  $  9.815  $  10.886  $ 10.699   $ 10.618  $  9.969
                                                         ---------- ---------- --------- ---------- --------- ---------- ----------

     INCOME FROM INVESTMENT OPERATIONS
                                                            0.393      0.651     0.667      0.603     0.641      0.696       0.753
         Net investment income                             (0.088)    (0.359)    1.056     (1.071)    0.518      0.081       0.649
         Net realized and unrealized gains (losses)      --------- ---------- --------- ---------- --------- ---------- -----------
                                                            0.305      0.292     1.723     (0.468)    1.159      0.777      1.402
     Total from investment operations                    --------- ---------- --------- ---------- --------- ---------- -----------


     DISTRIBUTIONS                                          (0.577)   (0.471)   (0.667)    (0.603)   (0.641)    (0.696)    (0.753)
         Dividends from net investment income                   --    (0.002)       --         --    (0.331)        --          --
         Distributions from net realized gains                  --        --        --         --        --         --          --
         Distributions in excess of net investment income       --        --        --         --        --         --          --
         Return of capital distributions                 --------- ---------- --------- ---------- --------- ---------- -----------
                                                            (0.577)   (0.473)   (0.667)    (0.603)   (0.972)    (0.696)    (0.753)
     Total distributions
                                                         ---------- ---------- --------- ---------- --------- ---------- ----------
NET ASSET VALUE, END OF PERIOD                           $  10.418 $  10.690   $  10.871 $    9.815 $  10.886 $   10.699 $   10.618
                                                         ---------- ---------- --------- ---------- --------- ---------- ----------

TOTAL RETURN                                                  2.87%     2.82%    17.99%     (4.33%)   11.04%      7.61%     14.71%
                                                         ---------- ---------- --------- ---------- --------- ---------- ----------

RATIOS/SUPPLEMENTAL DATA:
     Net Assets, end of period (In millions)             $    50.8   $  51.3   $  41.4   $   33.9   $  51.1   $   24.1 $     6.8

     RATIOS TO AVERAGE NET ASSETS (1):
        Expenses                                              0.60%**   0.60%     0.60%      0.59%     0.60%      0.60%    0.60%
        Net investment income                                 6.40%**   6.06%     6.42%      5.69%     5.82%      6.87%    7.45%

     PORTFOLIO TURNOVER RATE                                  201.6%   320.3%    219.5%     177.6%    318.4%     231.9%    12.9%
     AVERAGE COMMISSION RATE PAID (2)                          N/A      N/A       N/A        N/A       N/A        N/A       N/A




(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

         Ratio of Expenses to Average Net Assets:            0.75%**   0.71%     0.75%      0.68%      0.70%      0.88%    1.10%

         Ratio of Net Investment Income to Average
           Net Assets:                                       6.25%**   5.95%     6.27%      5.60%      5.73%      6.59%    6.96%

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.


+          Amount is less than .0005
*          Non-annualized
**         Annualized
N/A        Not Applicable



                       See notes to financial statements









                                                                        Stock Index
                                                                         Portfolio
 --------------------------------------------------------------------------------------------------------------------------
           December 11, 1989                                                                              November 1, 1991
            (Commencement of                                                                              (Commencement of
                  Investment   Six Months Ended                Years Ended December 31,                         Investment
              Operations) to     June 30, 1997                                                              Operations) to
   1990    December 31, 1989     (Unaudited)       1996        1995        1994         1993     1992    December 31, 1991
------------------------------- ------------- -----------------------------------------------------------------------------

$     9.930 $    10.000          $     16.126 $     13.844 $    10.587 $    11.115 $    10.552 $    10.572 $    10.000
----------- -----------          ------------ ------------ ----------- ----------- ----------- ----------- -----------


      0.713       0.043                 0.143        0.286       0.260       0.311       0.205       0.172       0.038
      0.039      (0.070)                3.164        2.797       3.637      (0.337)      0.726       0.477       0.534
----------- -----------          ------------ ------------ ----------- ----------- ----------- ----------- -----------
      0.752      (0.027)                3.307        3.083       3.897      (0.026)      0.931       0.649       0.572
----------- -----------          ------------ ------------ ----------- ----------- ----------- ----------- -----------


     (0.713)     (0.043)               (0.142)      (0.284)     (0.260)     (0.311)     (0.205)     (0.210)      --
        --          --                 (0.079)      (0.517)     (0.380)     (0.185)     (0.163)     (0.459)      --
----------- -----------          ------------ ------------ ----------- ----------- ----------- ----------- -----------
        --          --                    --           --          --       (0.006)        --          --        --
----------- -----------          ------------ ------------ ----------- ----------- ----------- ----------- -----------
     (0.713)     (0.043)               (0.221)      (0.801)     (0.640)     (0.502)     (0.368)     (0.669)      --
----------- -----------          ------------ ------------ ----------- ----------- ----------- ----------- -----------
$     9.969 $     9.930          $     19.212 $     16.126 $    13.844 $    10.587 $    11.115 $    10.552 $    10.572
----------- -----------          ------------ ------------ ----------- ----------- ----------- ----------- -----------

      7.99%      (0.27%)*              20.46%       22.48%      36.87%      (0.11%)      8.84%       6.22%       5.70%*
----------- -----------          ------------ ------------ ----------- ----------- ----------- ----------- -----------


$     6.1   $     2.5            $     71.2   $     86.6   $    86.0   $    36.8   $    91.3   $    35.0   $      6.8


      0.74%      0.70%**               0.60%**       0.60%       0.61%       0.58%       0.60%       0.59%       0.40%**
      7.64%      7.83%**               1.33%**       1.77%       2.41%       2.23%       2.29%       2.54%       3.02%**

      59.3%       0.0%                 9.1%          1.3%        3.9%       47.1%       44.1%       85.7%         --
      N/A         N/A            $    0.0307  $    0.0333         N/A         N/A         N/A        N/A          N/A








      1.53%      9.15%**              0.74%**        0.67%       0.78%       0.80%       0.74%       1.21%       1.84%**

      6.85%     (0.62%)**             1.19%**        1.70%       2.24%       2.01%       2.15%       1.92%       1.58%**




                      See notes to financial statements










COVA SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE HELD THROUGHOUT THE PERIODS INDICATED

                                                                                         VKAC Growth and Income
                                                                                               Portfolio
                                                          --------------------------------------------------------------------------
                                                                                                                      May 1, 1992
                                                                                                                   (Commencement of
                                                        Six Months Ended          Years Ended December 31,            Investment
                                                         June 30, 1997                                              Operations) to
                                                          (Unaudited)       1996        1995       1994      1993  December 31, 1992
                                                          ------------   -----------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                        $   13.986  $   12.512 $   10.306   $ 11.170   $ 10.282   $ 10.000
                                                            ----------  ---------- ----------   --------   --------   --------

            INCOME FROM INVESTMENT OPERATIONS
                                                                 0.111       0.243      0.224      0.331      0.182      0.125
                Net investment income                            2.190       2.007      3.089     (0.864)     1.371      0.444
                Net realized and unrealized gains (losses)  ----------  ---------- ----------   --------   --------   --------
                                                                 2.301       2.250      3.313     (0.533)     1.553      0.569
            Total from investment operations                ----------  ---------- ----------   --------   --------   --------


            DISTRIBUTIONS                                       (0.112)     (0.241)    (0.232)    (0.323)    (0.182)    (0.125)
                Dividends from net investment income            (0.200)     (0.535)    (0.875)    (0.008)    (0.483)    (0.162)
                Distributions from net realized gains               --          --         --         --         --         --
                Distributions in excess of net investment
                  income                                            --          --         --         --         --         --
                Return of capital distributions             ----------  ---------- ----------   --------   --------   --------
                                                                (0.312)     (0.776)    (1.107)    (0.331)    (0.665)    (0.287)
            Total distributions
                                                            ----------  ---------- ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                              $   15.975  $   13.986 $   12.512   $ 10.306   $ 11.170   $ 10.282
                                                            ----------  ---------- ----------   --------   --------   --------

TOTAL RETURN                                                    16.45%      18.18%     32.24%     (4.54%)    15.01%      5.67%*
                                                            ----------  ---------- ----------   --------   --------   --------

RATIOS/SUPPLEMENTAL DATA:
         Net Assets, end of period (In millions)            $     41.9  $     31.6 $     19.7   $   10.9   $    6.5   $    2.6

         RATIOS TO AVERAGE NET ASSETS (1):
            Expenses                                              0.70%**     0.70%     0.69%       0.70%     0.69%      0.70%**
            Net investment income                                 1.56%**     1.99%     2.05%       3.47%     1.84%      2.27%**

         PORTFOLIO TURNOVER RATE                                  45.6%      113.0%    180.1%      326.0%     135.9%     99.9%
         AVERAGE COMMISSION RATE PAID (2)                      $0.0562     $0.0566       N/A         N/A       N/A        N/A




(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

         Ratio of Expenses to Average Net Assets:                 0.86%**     1.02%     1.19%       1.49%     2.05%      3.69%**

         Ratio of Net Investment Income to Average Net Assets:    1.40%**     1.67%     1.55%       2.68%     0.47%     (0.73%**)

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.


+          Amount is less than .0005
*          Non-annualized
**         Annualized
N/A        Not Applicable




                      See notes to financial statements





                                                                 High Yield
                                                                  Portfolio
     ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                December 11, 1989
                                                                                                                (Commencement of
     Six Months Ended                                       Years Ended December 31,                               Investment
      June 30, 1997                                                                                              Operations) to
       (Unaudited)         1996          1995        1994         1993         1992          1991        1990    December 31, 1989

       $    10.626   $     10.446 $      9.823 $     11.287 $     10.445 $     10.410 $      9.073 $     9.974 $    10.000
       -----------   ------------ ------------ ------------ ------------ ------------ ------------ ----------- -----------


             0.429          0.952        0.949        0.978        1.028        1.250        1.124       1.085       0.053
             0.082          0.187        0.621       (1.464)       1.170        0.658        1.337      (0.901)     (0.026)
       -----------   ------------ ------------ ------------ ------------ ------------ ------------ ----------- -----------
             0.511          1.139        1.570       (0.486)       2.198        1.908        2.461       0.184       0.027
       -----------   ------------ ------------ ------------ ------------ ------------ ------------ ----------- -----------


            (0.419)        (0.954)      (0.947)      (0.978)      (1.028)      (1.250)      (1.124)     (1.085)     (0.053)
              --             --           --           --         (0.328)      (0.623)        --          --          --
              --           (0.005)        --           --           --           --           --          --          --
              --             --           --           --           --           --           --          --          --
       -----------   ------------ ------------ ------------ ------------ ------------ ------------ ----------- -----------
            (0.419)        (0.959)      (0.947)      (0.978)      (1.356)      (1.873)      (1.124)     (1.085)     (0.053)

       -----------   ------------ ------------ ------------ ------------ ------------ ------------ ----------- -----------
       $    10.718   $     10.626 $     10.446 $      9.823 $     11.287 $     10.445 $     10.410 $     9.073 $     9.974
       -----------   ------------ ------------ ------------ ------------ ------------ ------------ ----------- -----------

             4.79%         11.29%       16.69%       (4.52%)      21.98%       19.12%       28.31%       1.86%       0.23%*


       $    44.0     $     41.1   $     36.5   $     19.7   $     18.8   $      5.4   $      3.8   $     2.9   $     2.5


             0.85%**        0.85%        0.86%        0.86%        0.84%        0.87%        0.86%       1.01%       0.95%**
             8.27%**        8.89%        9.50%        9.48%        8.97%       11.67%       11.31%      11.43%       9.67%**

            64.1%         117.3%       118.9%       200.1%       213.1%       157.4%       147.6%       28.3%        0.0%
             N/A           N/A          N/A          N/A          N/A          N/A          N/A          N/A         N/A








             0.98%**        1.04%        1.09%        1.16%        1.38%        1.79%        1.91%       2.42%       9.42%**

             8.14%**        8.70%        9.27%        9.18%        8.43%       10.75%       10.25%      10.01%       1.19%**




                      See notes to financial statements






                               COVA SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)



1.  SIGNIFICANT ACCOUNTING POLICIES
Cova Series Trust (the "Trust") is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Trust offers eleven portfolios to its policyholders for investment, each of which operates as a distinct investment vehicle of the Trust. J.P. Morgan Investment Management Inc. manages the Small Cap Stock Portfolio, Quality Bond Portfolio, Select Equity Portfolio, Large Cap Stock Portfolio, and International Equity Portfolio. Lord Abbett & Co. manages the Bond Debenture Portfolio. Van Kampen American Capital Investment Advisory Corporation manages the Money Market Portfolio, Quality Income Portfolio, Stock Index Portfolio, VKAC Growth and Income Portfolio, and the High Yield Portfolio. Depending on the policyholder's contract, not all portfolios are available to all policyholders.

The Trust commenced operations on December 11, 1989 with the Quality Income Portfolio and High Yield Portfolio. The Money Market Portfolio commenced operations on July 1, 1991. The Stock Index Portfolio commenced operations on
November 1, 1991. The VKAC Growth and Income Portfolio commenced operations on May 1, 1992. The Small Cap Stock Portfolio, Quality Bond Portfolio, Select Equity Portfolio, Large Cap Stock Portfolio, International Equity Portfolio and Bond Debenture Portfolio commenced operations on April 2, 1996.

The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION - Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. If there was no sale on such day, the securities are valued at the mean between the most recently quoted bid and asked prices. Investments in securities not listed on a securities exchange are valued based on their last quoted bid price or, if not available, their fair value as determined in good faith by the Board of Trustees. Domestic fixed income investments are stated at values using the mean between the most recently quoted bid and asked prices. Foreign fixed income securities are valued at their sale price as of the close of such securities exchange. If such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees are used. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost. For the Money Market Portfolio, investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a straight line basis to the maturity of the investment. Futures contracts and options are valued based upon their daily settlement prices.




                               COVA SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)



B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Funds may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds will maintain in a segregated account with their custodian assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME AND EXPENSES - Dividend income is recorded on the ex-dividend date and interest income and expenses are recorded when earned or incurred, respectively.

D. FEDERAL INCOME TAXES - It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, to its shareholders. Accordingly, the Funds have not recorded a provision for federal income taxes.

Distributions from net investment income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. As a result, distributions may differ from net investment income and net realized capital gains due to timing differences.

E. DISTRIBUTION OF INCOME AND GAINS - The Funds, except the Money Market Portfolio, declare, pay and automatically reinvest dividends semi-annually from net investment income. The Money Market Portfolio declares dividends from net investment income daily and automatically reinvests such dividends daily.

Net realized gains, if any, are distributed annually. Distributions are automatically reinvested in the Funds as additional shares. Distributions from net realized gains for book purposes may include short-term capital gains and gains from futures transactions which may be characterized as ordinary income for tax purposes.







                               COVA SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)




F. DERIVATIVES - A derivative financial instrument, in general terms, is a security whose value is "derived" from the value of an underlying asset, reference rate or index. The Funds have various reasons to use derivative instruments, such as to attempt to protect the Portfolios against possible changes in the market value of its investments or to generate potential gains. All of the Funds' holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation of investments. Upon disposition, a realized gain or loss is recognized accordingly.

The primary risks associated with the use of these financial instruments for hedging purposes are (a) an imperfect correlation between the change in market value of the other securities held by the Funds and the change in market value of these financial instruments, and (b) the possibility of an illiquid market. As a result, the use of these financial instruments may involve, to a varying degree, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The following are brief descriptions of derivative instruments held by the Funds.

         a. FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Funds generally invest in stock index futures. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

         b. OPTIONS CONTRACTS - An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Funds to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.



                               COVA SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)


F.  DERIVATIVES - CONTINUED
The premium received for a written option is recorded as a liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security which the Fund purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, the Fund could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

         c. FORWARD FOREIGN CURRENCY CONTRACTS - The International Equity Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. FOREIGN CURRENCY TRANSLATION - Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rate of exchange at the end of the period. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.




                               COVA SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)


G.  FOREIGN CURRENCY TRANSLATION - CONTINUED
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

H. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Fund acquires securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Fund accrues as interest the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Fund enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement.

I. REVERSE REPURCHASE AGREEMENTS - The Funds may enter into reverse repurchase agreements with selected commercial banks or broker-dealers. In a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities but pays interest to the counter-party based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing liquid assets having a value not less than the repurchase price (including accrued interest). If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.


2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment advisory agreement with Cova Investment Advisory Corporation (the "Adviser") (formerly Oakbrook Investment Advisory Corporation), pursuant to which the Adviser manages the investment operations of the Trust's affairs. The Adviser has entered into sub-advisory agreements with J.P. Morgan Investment Management Inc., Lord Abbett & Co. and Van Kampen American Capital Investment Advisory Corporation ( the "Sub-advisers") for investment advisory services in connection with the investment or management of the portfolios of the Funds. The Adviser supervises the Sub-advisers' performance of advisory services and will make recommendations




                               COVA SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)



2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED to the Board of Trustees with respect to the retention or renewal of the sub-advisory agreements. The Adviser pays the Sub-advisers and bears the cost of compensating officers of the Trust.

Under the terms of the Funds' investment advisory agreement, the Funds pay the Adviser a monthly fee based on the average daily net assets as follows:


Fund                            Average Daily Net Assets             % Per Annum
----                            ------------------------             -----------

Small Cap Stock                                                       .85 of 1%
                                ------------------------


Quality Bond                       First $75 Million                  .55 of 1%
                                   Over $75 Million                   .50 of 1%

Select Equity                      First $50 Million                  .75 of 1%
                                   Over $50 Million                   .65 of 1%


Large Cap Stock                                                       .65 of 1%
                                -------------------------


International Equity               First $50 Million                  .85 of 1%
                                   Over $50 Million                   .75 of 1%

Bond Debenture                                                        .75 of 1%
                                ------------------------


Money Market                       Over $500 Million                  .40 of 1%

Quality Income                     First $500 Million                 .50 of 1%
                                   Over $500 Million                  .45 of 1%

Stock Index                                                           .50 of 1%
                                -------------------------


VKAC Growth and Income             First $500 Million                 .60 of 1%
                                   Over $500 Million                  .50 of 1%


High Yield                         First $500 Million                 .75 of 1%
                                   Over $500 Million                  .65 of 1%




                               COVA SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)




2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
The Adviser has voluntarily waived its monthly advisory fee for the Money Market Portfolio. In addition, the Adviser has voluntarily waived or otherwise reimbursed the Funds for their operating expenses, exclusive of brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes, or other extraordinary expenses, to the extent that they exceed .10% of the average daily net assets of each Fund.

Cova Variable Annuity Accounts One and Five are separate investment accounts offered by Cova Financial Services Life Insurance Co. and Cova Financial Life Insurance Co. (collectively "Cova Life"), respectively. At June 30, 1997, Cova Variable Annuity Accounts One and Five owned all shares of beneficial interest of the Funds.


3.  INVESTMENT TRANSACTIONS
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term notes, for the period ended June 30, 1997 were as follows:


                                                Purchases
                                  ----------------------------------------------
Portfolio:                          Government     Non-Government      Total
----------                          ----------     --------------      -----
Small Cap Stock                   $          0     $ 27,703,212     $ 27,703,212
Quality Bond                         5,194,532          749,301        5,943,833
Select Equity                                0       55,853,315       55,853,315
Large Cap Stock                              0        5,217,864        5,217,864
International Equity                         0       30,086,951       30,086,951
Bond Debenture                       3,133,563       12,791,838       15,925,401
Quality Income                      34,323,535       73,786,303      108,109,838
Stock Index                                  0        6,765,479        6,765,479
VKAC Growth and Income                       0       19,935,482       19,935,482
High Yield                                   0       22,990,889       22,990,889





                               COVA SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)



3.  INVESTMENT TRANSACTIONS - CONTINUED


                                                        Sales
                                  ----------------------------------------------
Portfolio:                        Government      Non-Government         Total
----------                        ----------      --------------         -----
Small Cap Stock                   $          0     $ 11,824,764     $ 11,824,764
Quality Bond                         2,337,077          635,555        2,972,632
Select Equity                                0       28,042,398       28,042,398
Large Cap Stock                              0        6,653,512        6,653,512
International Equity                         0        9,473,766        9,473,766
Bond Debenture                         750,879        4,652,937        5,403,816
Quality Income                      27,440,234       78,742,119      106,182,353
Stock Index                                  0       40,713,295       40,713,295
VKAC Growth and Income                       0       15,593,538       15,593,538
High Yield                             515,156       26,767,448       27,282,604


At June 30, 1997, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Portfolio was as follows:


                                     Federal            Gross         Gross
                                      Income         Unrealized     Unrealized
Portfolio:                           Tax Cost       Appreciation  (Depreciation)
----------                           --------       ------------  --------------
Small Cap Stock                     $28,797,187     $ 3,544,037     $  (816,063)
Quality Bond                          8,083,393          71,966          (9,097)
Select Equity                        52,841,051       6,126,837        (351,637)
Large Cap Stock                      15,090,300       4,185,401        (205,575)
International Equity                 35,458,666       3,852,585        (456,956)
Bond Debenture                       18,242,894         810,326         (39,069)
Money Market                         62,115,129            --              --
Quality Income                       49,936,336         581,214         (94,656)
Stock Index                          46,266,154      25,616,110        (722,414)
VKAC Growth and Income               34,158,022       7,959,208        (397,493)
High Yield                           42,696,048       1,268,594         (75,664)




                               COVA SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)


3.  INVESTMENT TRANSACTIONS - CONTINUED

The Quality Income Portfolio invests in reverse repurchase agreements for cash management purposes. The average daily balance of reverse repurchase agreements outstanding during the period was $1,758,700 at a weighted average interest rate of 4.81%. The maximum amount of borrowing during the six months ended June 30, 1997 was $4,096,250 (including accrued interest).


4.  FUTURES CONTRACTS

Transactions in futures contracts for the year ended June 30, 1997, were as follows:
                                                                     VKAC
                                 Quality Income  Stock Index   Growth and Income
                                     Portfolio    Portfolio        Portfolio
                                     ---------    ---------        ---------

Futures Contracts Outstanding at
   December 31, 1996                      25          5                 4
     Contracts Opened                    378         61                 6
     Contracts Closed                   (348)       (57)               (8)
                                        ----       ----              ----
Futures Contracts Outstanding a
   June 30, 1997                          55          9                 2
                                        ====       ====              ====



The futures contracts outstanding as of June 30, 1997 and the description and unrealized appreciation (depreciation) were as follows:


                                                                    Unrealized
                                                                  Appreciation /
                                              Contracts    Value  (Depreciation)
                                              ---------    -----   ------------
Quality Income Portfolio:
             U.S. Long Bond
             September 1997 - Sales to Close    55      $6,108,438   $ (34,375)

 Stock Index Portfolio:
             S&P 500 Index Futures
             September 1997 - Buys to Open       9      $4,006,125   $ (24,822)

VKAC Growth & Income Portfolio:
            S&P 500 Index Futures
            September 1997 - Buys to Open        2      $  890,250   $   6,200





                               COVA SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)


5. FORWARD FOREIGN CURRENCY CONTRACTS

Open foreign forward currency contracts for the International Equity Portfolio at June 30, 1997 were as follows:

Forward Foreign Currency Contracts to Buy:



 Settlement                                             Value at         In            Unrealized
                                                        June 30,      Exchange         Appreciation/
   Date          Contracts to Receive                     1997        for U.S. $      (Depreciation)
   ----           --------------------                    ----        ---------       --------------
  7/08/97                304,947       Deutsche Mark   $  175,135     $  180,000         $(4,865)
  7/08/97            292,802,090       Japanese Yen     2,562,074      2,517,274          44,800

Forward Foreign Currency Contracts to Sell:



Settlement                                             Value at         In              Unrealized
                                                        June 30,      Exchange         Appreciation/
   Date          Contracts to Receive                     1997        for U.S. $      (Depreciation)
   ----           --------------------                    ----        ---------       --------------
 7/08/97               553,926         Deutsche Mark    $  318,127    $  331,236         $  13,109
 7/08/97             1,104,686         French Franc        188,302       197,441             9,139
 7/08/97           344,432,812         Japanese Yen      3,014,057     2,845,760          (168,297)





                               COVA SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1997 (UNAUDITED)


6.  MORTGAGE AND ASSET BACKED SECURITIES
The Quality Income and Quality Bond Portfolios invest in Mortgage and Asset Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies -- Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) or Federal Home Loan Bank (FHLB).

A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBSs. The Quality Income and Quality Bond Portfolios also invest in REMICs (Real Estate Mortgage Investment Conduits) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages with the most stable cash flow and the lowest prepayment risk.

Asset Backed Securities are similar to MBSs but made up of pools of other assets, such as credit card receivables, which are grouped together for investment purposes. Payments of principal and interest on the securities are made from the cash flows of the group of assets.